JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 28.2%
U.S. Treasury Bonds
3.50%, 2/15/2039	44,436	46,995
4.25%, 5/15/2039	55,245	63,881
3.88%, 8/15/2040	54,475	59,582
1.88%, 2/15/2041	282,193	226,129
2.25%, 5/15/2041	207,900	176,869
1.75%, 8/15/2041	183,595	142,731
2.00%, 11/15/2041	14,825	12,038
2.38%, 2/15/2042	200,455	173,550
2.75%, 11/15/2042	154,890	141,349
3.13%, 2/15/2043	18,180	17,615
3.63%, 8/15/2043	113,140	118,351
3.75%, 11/15/2043	256,218	273,122
3.63%, 2/15/2044	154,280	161,253
3.00%, 11/15/2044	50,821	47,974
2.88%, 8/15/2045	4,490	4,150
2.50%, 2/15/2046	70,000	60,457
2.25%, 8/15/2046	179,932	147,684
3.00%, 2/15/2047	5,431	5,157
3.00%, 2/15/2048	78,220	74,886
3.13%, 5/15/2048	43,243	42,524
2.88%, 5/15/2049	12,946	12,267
2.25%, 8/15/2049	180,150	150,137
2.38%, 11/15/2049	98,830	84,673
2.00%, 2/15/2050	76,853	60,441
1.25%, 5/15/2050	4,667	3,012
1.38%, 8/15/2050	25,855	17,265
1.63%, 11/15/2050	76,730	54,811
1.88%, 2/15/2051	229,640	174,850
2.38%, 5/15/2051	46,815	40,190
2.00%, 8/15/2051	144,750	113,578
1.88%, 11/15/2051	200,075	152,432
2.25%, 2/15/2052	165,840	138,710
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,163
3.63%, 4/15/2028	9,066	19,481
2.50%, 1/15/2029	3,587	5,557
U.S. Treasury Notes
1.50%, 2/28/2023	130,000	129,604
1.75%, 5/15/2023	133,400	132,905
1.38%, 8/31/2023	20,000	19,785
2.63%, 12/31/2023	150,000	150,615
2.75%, 2/15/2024	25,000	25,131
2.13%, 2/29/2024	4,955	4,927
2.50%, 5/15/2024	2,000	2,000
2.13%, 9/30/2024	25,000	24,723
2.25%, 11/15/2024	3,021	2,991
1.75%, 12/31/2024	147,012	143,607

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.00%, 2/15/2025	155,000	152,203
2.88%, 4/30/2025	4,925	4,945
2.13%, 5/15/2025	105,395	103,621
2.88%, 5/31/2025	40,158	40,324
2.00%, 8/15/2025	141,304	137,998
2.25%, 11/15/2025	110,049	108,123
0.38%, 1/31/2026	45,675	41,825
0.50%, 2/28/2026	403,160	370,120
2.50%, 2/28/2026	12,550	12,421
0.75%, 4/30/2026	15,670	14,480
0.88%, 6/30/2026	248,957	230,363
0.88%, 9/30/2026	237,283	218,430
2.00%, 11/15/2026	10,000	9,645
1.75%, 12/31/2026	64,262	61,302
1.50%, 1/31/2027	5,196	4,894
2.63%, 5/31/2027	200,000	198,203
0.38%, 9/30/2027	31,575	27,718
1.25%, 3/31/2028	160,035	146,007
1.25%, 4/30/2028	85,520	77,920
2.88%, 5/15/2028	7,030	7,024
1.25%, 6/30/2028	782,088	710,600
1.00%, 7/31/2028	225,000	200,979
1.75%, 1/31/2029	48,420	45,119
1.88%, 2/28/2029	218,300	205,083
2.88%, 4/30/2029	569,000	568,733
1.13%, 2/15/2031	139,000	120,653
1.63%, 5/15/2031	23,990	21,668
1.25%, 8/15/2031	125,000	108,804
1.38%, 11/15/2031	78,783	69,108
1.88%, 2/15/2032	412,700	378,265
U.S. Treasury STRIPS Bonds
4.00%, 2/15/2023 (a)	104,322	103,135
3.13%, 5/15/2023 (a)	277,105	272,099
2.64%, 8/15/2023 (a)	127,910	124,674
2.73%, 11/15/2023 (a)	30,767	29,779
2.22%, 2/15/2024 (a)	117,209	112,582
3.02%, 5/15/2024 (a)	67,278	64,133
3.28%, 8/15/2024 (a)	51,591	48,819
8.14%, 11/15/2024 (a)	3,200	3,005
7.00%, 2/15/2025 (a)	6,601	6,148
5.52%, 2/15/2026 (a)	6,700	6,055
5.59%, 5/15/2026 (a)	24,999	22,434
0.68%, 11/15/2026 (a)	10,990	9,693
1.36%, 11/15/2027 (a)	50,000	42,716
1.68%, 8/15/2029 (a)	100,000	81,037
1.80%, 11/15/2030 (a)	100,000	77,958
4.64%, 5/15/2032 (a)	113,297	84,072
3.59%, 8/15/2032 (a)	149,800	110,271

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.89%, 11/15/2032 (a)	122,788	89,717
4.11%, 2/15/2033 (a)	36,300	26,308
4.21%, 5/15/2033 (a)	108,105	77,735
6.03%, 8/15/2033 (a)	24,963	17,809
6.70%, 11/15/2033 (a)	33,709	23,865
Total U.S. Treasury Obligations (Cost $10,278,408)		9,493,774
Corporate Bonds — 25.4%
Aerospace & Defense — 0.8%
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,796
3.95%, 4/10/2047 (b)	1,046	948
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,989
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	12,100
5.80%, 10/11/2041 (b)	2,500	2,704
3.00%, 9/15/2050 (b)	5,645	4,120
Boeing Co. (The)
1.17%, 2/4/2023	11,110	10,960
1.95%, 2/1/2024	15,770	15,376
1.43%, 2/4/2024	36,715	35,360
4.88%, 5/1/2025	9,325	9,437
2.75%, 2/1/2026	15,605	14,694
2.20%, 2/4/2026	22,360	20,477
3.10%, 5/1/2026	9,560	9,104
5.04%, 5/1/2027	9,155	9,198
5.15%, 5/1/2030	14,590	14,505
3.60%, 5/1/2034	5,076	4,229
5.71%, 5/1/2040	12,565	12,381
5.81%, 5/1/2050	14,000	13,776
L3Harris Technologies, Inc.
1.80%, 1/15/2031	14,120	11,585
4.85%, 4/27/2035	1,918	1,952
Leidos, Inc. 2.30%, 2/15/2031	8,020	6,655
Northrop Grumman Corp.
3.25%, 1/15/2028	1,700	1,647
5.15%, 5/1/2040	13,000	13,668
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	3,007
4.50%, 6/1/2042	13,927	13,976
4.15%, 5/15/2045	7,861	7,325
3.75%, 11/1/2046	7,060	6,261
4.35%, 4/15/2047	4,020	3,870
2.82%, 9/1/2051	10,000	7,491
3.03%, 3/15/2052	3,840	3,007
		279,598

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16,187	15,843
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,717
Automobiles — 0.5%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,532
Daimler Finance North America LLC (Germany)
3.35%, 2/22/2023 (b)	5,000	5,024
3.30%, 5/19/2025 (b)	1,200	1,188
General Motors Co. 6.13%, 10/1/2025	8,695	9,204
Hyundai Capital America
1.15%, 11/10/2022 (b)	26,248	26,049
1.80%, 10/15/2025 (b)	8,870	8,208
1.30%, 1/8/2026 (b)	7,365	6,633
1.50%, 6/15/2026 (b)	17,530	15,692
2.38%, 10/15/2027 (b)	9,020	8,091
1.80%, 1/10/2028 (b)	12,950	11,164
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	39,109	37,270
4.81%, 9/17/2030 (b)	13,000	12,191
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,683
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	12,310	10,774
		167,703
Banks — 4.9%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (b)	7,514	7,602
(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	12,591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (d)	15,800	13,830
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	23,174	23,341
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,935
2.55%, 2/13/2030 (b)	3,050	2,719
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (b)	1,700	1,719
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	1,834	1,832
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (d)	4,560	4,346
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	5,005
1.85%, 3/25/2026	20,400	18,638
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	8,600	7,654
4.38%, 4/12/2028	6,600	6,478
2.75%, 12/3/2030	10,800	8,949
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (d)	19,800	16,393
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	1,890	1,897
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (d)	530	534
Series L, 3.95%, 4/21/2025	4,782	4,814

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	1,840	1,810
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	5,215	5,137
(SOFR + 1.33%), 3.38%, 4/2/2026 (d)	23,410	23,065
4.25%, 10/22/2026	6,055	6,122
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	6,250	5,722
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	9,615	8,754
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	10,025	9,797
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	26,190	26,386
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (d)	29,628	28,725
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	49,969	47,759
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	7,135	6,987
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	19,095	16,828
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	22,915	19,970
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	19,870	17,041
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	54,117	41,704
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (d)	34,388	30,363
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	5,021	4,790
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	6,160	6,189
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	23,810	21,515
Barclays plc (United Kingdom)
5.20%, 5/12/2026	3,000	3,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	10,428	8,781
BNP Paribas SA (France)
3.38%, 1/9/2025 (b)	6,025	5,956
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (d)	6,101	5,734
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (d)	4,819	4,304
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (d)	5,062	4,356
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	12,958	11,516
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (d)	26,002	21,190
BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (b)	4,500	4,523
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,459
Citigroup, Inc.
3.88%, 3/26/2025	3,077	3,080
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	6,470	6,427
(SOFR + 1.37%), 4.14%, 5/24/2025 (d)	11,110	11,203
4.40%, 6/10/2025	13,411	13,556
4.30%, 11/20/2026	6,200	6,222
4.45%, 9/29/2027	1,491	1,495
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (d)	12,240	12,045
6.63%, 1/15/2028	3,363	3,774
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	41,323	40,100
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	11,100	10,683
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (d)	6,399	6,281
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	17,190	14,541
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,330	3,038
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	1,901	1,473

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.30%, 5/6/2044	698	717
Citizens Financial Group, Inc. 2.85%, 7/27/2026	7,670	7,287
Comerica, Inc. 4.00%, 2/1/2029	8,910	8,816
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	4,795	3,752
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,135
3.75%, 7/21/2026	8,564	8,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	12,800	12,422
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,412
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (d)	15,810	14,734
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (d)	8,688	7,749
2.81%, 1/11/2041 (b)	9,880	7,124
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (d)	35,450	35,092
Discover Bank
3.35%, 2/6/2023	2,185	2,193
4.25%, 3/13/2026	8,109	8,091
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (d)	22,075	19,531
Fifth Third Bancorp 3.65%, 1/25/2024	8,495	8,555
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	6,038	6,110
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	12,403	12,448
(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	2,400	2,234
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (d)	4,932	4,914
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	5,100	4,562
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	17,888	17,437
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	25,865	22,646
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	13,465	11,668
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	20,470	17,077
7.63%, 5/17/2032	4,950	5,866
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	13,085	11,088
6.10%, 1/14/2042	3,835	4,328
HSBC USA, Inc. 3.75%, 5/24/2024	13,900	13,977
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,527
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	8,840	7,984
KeyCorp
4.15%, 10/29/2025	4,755	4,814
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	3,780	3,827
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (d)	8,500	8,499
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	6,788	6,781
4.45%, 5/8/2025	6,285	6,384
4.58%, 12/10/2025	4,700	4,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	15,180	14,962

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	12,150	10,955
4.38%, 3/22/2028	6,745	6,718
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	3,463	3,446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	14,590	13,070
2.05%, 7/17/2030	23,420	19,490
3.75%, 7/18/2039	10,875	9,781
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b)	5,440	5,501
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	13,350	12,676
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	16,739	14,843
3.17%, 9/11/2027	4,000	3,777
(SOFR + 1.57%), 2.87%, 9/13/2030 (d)	11,274	10,055
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b)	10,430	8,564
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	16,395	15,225
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	13,165	13,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (d)	11,990	11,864
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	2,780	2,806
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	5,845	5,858
4.80%, 4/5/2026	11,867	12,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	4,475	4,170
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	5,794	5,798
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	6,946	6,773
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	28,485
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (b)	7,408	7,450
1.50%, 9/30/2026 (b)	25,000	22,527
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	5,710
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (d)	1,795	1,700
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	14,830	13,261
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,301
4.25%, 4/14/2025 (b)	20,735	20,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (d)	8,995	8,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (d)	7,650	6,792
3.00%, 1/22/2030 (b)	6,844	5,965
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (d)	31,110	25,783
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (d)	5,900	4,454
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,425
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (b)	5,291	5,398
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	3,200	3,206
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	9,000	8,635
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (d)	30,497	27,271

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	2,000	1,928
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	9,971	10,020
4.44%, 4/2/2024 (b)	1,246	1,260
1.47%, 7/8/2025	12,865	12,005
2.63%, 7/14/2026	6,102	5,779
3.01%, 10/19/2026	2,517	2,409
3.04%, 7/16/2029	25,422	23,226
Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,210
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (d)	14,000	12,710
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	10,885	9,610
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (d)	15,000	14,311
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (d)	5,000	5,047
US Bancorp
3.38%, 2/5/2024	3,430	3,451
7.50%, 6/1/2026	1,256	1,426
Series X, 3.15%, 4/27/2027	1,924	1,882
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	43,829	42,421
4.30%, 7/22/2027	2,925	2,940
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,119	9,105
5.38%, 11/2/2043	2,755	2,896
4.65%, 11/4/2044	11,097	10,581
4.40%, 6/14/2046	4,816	4,472
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	2,800	2,754
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	1,934
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	5,855	5,732
3.13%, 11/18/2041	11,364	8,631
		1,633,025
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	21,807	22,073
4.90%, 2/1/2046	12,184	12,150
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,399
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,865
4.44%, 10/6/2048	28,858	26,818
4.75%, 4/15/2058	9,838	9,373
5.80%, 1/23/2059	605	681
4.60%, 6/1/2060	7,010	6,516
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	13,140	11,977
1.85%, 9/1/2032	11,205	9,025
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,523

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
5.25%, 11/15/2048	3,091	3,149
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	4,559
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	15,000	12,344
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	648	663
3.43%, 6/15/2027	2,015	1,965
3.20%, 5/1/2030	13,500	12,397
4.42%, 12/15/2046	3,746	3,473
Molson Coors Beverage Co. 4.20%, 7/15/2046	5,000	4,364
		160,314
Biotechnology — 0.4%
AbbVie, Inc.
2.80%, 3/15/2023	3,954	3,959
3.85%, 6/15/2024	3,041	3,078
3.20%, 11/21/2029	27,601	25,946
4.55%, 3/15/2035	3,881	3,922
4.50%, 5/14/2035	15,614	15,701
4.05%, 11/21/2039	16,908	15,733
4.63%, 10/1/2042	9,850	9,523
4.40%, 11/6/2042	12,902	12,298
4.75%, 3/15/2045	7,000	6,909
4.45%, 5/14/2046	2,145	2,047
4.25%, 11/21/2049	10,194	9,542
Amgen, Inc. 3.15%, 2/21/2040	5,870	4,835
Baxalta, Inc. 5.25%, 6/23/2045	327	343
Biogen, Inc. 2.25%, 5/1/2030	10,880	9,193
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,728
2.60%, 10/1/2040	11,110	8,489
		139,246
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,759
6.50%, 8/15/2032	10,095	11,272
4.50%, 5/15/2047	3,130	2,840
		18,871
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	1,043	1,020
3.30%, 8/23/2029	1,413	1,334
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,897
Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	14,042
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,580
4.85%, 3/29/2029	5,160	5,284
4.70%, 9/20/2047	1,075	1,007

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	5,599
3.20%, 1/25/2028	1,270	1,235
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	4,326	4,314
Series FXD, 3.70%, 2/21/2025	18,470	18,384
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	8,035	8,069
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	6,850	6,553
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (d)	9,320	8,630
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (d)	25,020	21,943
4.28%, 1/9/2028 (b)	12,016	11,557
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (d)	2,991	2,803
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	14,885	12,483
Deutsche Bank AG (Germany)
3.30%, 11/16/2022	6,440	6,446
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	26,205	25,540
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	13,585	12,415
(SOFR + 1.72%), 3.04%, 5/28/2032 (d)	15,977	13,259
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,601
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	5,018	5,026
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	13,398	13,265
4.25%, 10/21/2025	10,573	10,711
3.50%, 11/16/2026	18,000	17,768
3.85%, 1/26/2027	18,677	18,514
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	32,000	28,912
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	14,889	13,573
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	15,385	15,003
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	47,377	46,124
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	11,700	10,082
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	12,855	10,799
6.75%, 10/1/2037	1,435	1,678
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	4,600	4,324
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	16,126	15,530
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	1,000	821
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	5,469	4,608
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,085
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,035
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (b)	6,300	6,355
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (d)	8,095	6,651
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (d)	6,735	6,031
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	22,700	22,912
Morgan Stanley
4.10%, 5/22/2023	9,880	10,008

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.16%), 3.62%, 4/17/2025 (d)	5,000	5,005
(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	5,034	4,927
5.00%, 11/24/2025	4,868	5,037
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	31,115	29,726
3.13%, 7/27/2026	6,707	6,518
4.35%, 9/8/2026	1,640	1,660
3.63%, 1/20/2027	14,939	14,772
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	5,806	5,407
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	13,333	12,942
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	7,397	7,209
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (d)	17,528	17,627
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	11,200	9,188
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	10,600	10,370
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	9,350	7,755
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,543
2.68%, 7/16/2030	12,180	10,403
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	2,762	2,669
S&P Global, Inc. 2.90%, 3/1/2032 (b)	13,602	12,412
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	2,156	2,156
4.13%, 9/24/2025 (b)	2,500	2,515
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (b) (d)	15,100	13,619
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (d)	17,350	15,470
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	6,470	5,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (d)	10,750	8,838
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (d)	10,550	8,977
		701,451
Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	4,151
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,744
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,665
4.95%, 6/1/2043	16,825	16,238
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	256
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	12,854
International Flavors & Fragrances, Inc.
3.27%, 11/15/2040 (b)	7,650	6,158
5.00%, 9/26/2048	4,346	4,273
3.47%, 12/1/2050 (b)	12,621	9,794
LYB International Finance BV 4.88%, 3/15/2044	3,223	3,084
LYB International Finance III LLC
2.25%, 10/1/2030	4,336	3,703
4.20%, 10/15/2049	4,468	3,946
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	6,254
5.25%, 1/15/2045	4,729	4,969

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
5.00%, 4/1/2049	4,150	4,316
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,537
		90,942
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,794
Construction & Engineering — 0.1%
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	791
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,956
3.05%, 10/1/2041	3,330	2,454
		17,201
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,833
5.13%, 5/18/2045 (b)	6,052	6,210
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,602
3.20%, 7/15/2051	4,840	3,600
		18,245
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	31,000	31,107
1.15%, 10/29/2023	15,795	15,170
4.88%, 1/16/2024	4,135	4,165
3.50%, 1/15/2025	844	818
6.50%, 7/15/2025	13,141	13,717
4.45%, 10/1/2025	4,342	4,271
1.75%, 1/30/2026	8,311	7,421
4.45%, 4/3/2026	5,633	5,511
3.00%, 10/29/2028	12,605	11,060
American Express Co.
3.40%, 2/27/2023	4,100	4,133
2.55%, 3/4/2027	6,000	5,704
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,276
2.30%, 9/9/2026	1,185	1,125
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	9,770	9,856
5.25%, 5/15/2024 (b)	7,708	7,737
3.95%, 7/1/2024 (b)	16,176	15,813
2.88%, 2/15/2025 (b)	33,120	31,143
5.50%, 1/15/2026 (b)	33,000	32,934
2.13%, 2/21/2026 (b)	28,294	25,272
4.25%, 4/15/2026 (b)	12,901	12,343
4.38%, 5/1/2026 (b)	5,010	4,822

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.53%, 11/18/2027 (b)	110,463	95,361
Capital One Financial Corp.
3.20%, 2/5/2025	6,093	6,024
4.20%, 10/29/2025	3,000	3,018
3.75%, 7/28/2026	7,424	7,264
(SOFR + 2.06%), 4.93%, 5/10/2028 (d)	13,674	13,894
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	16,445	13,561
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,704
1.25%, 1/8/2026	24,223	21,771
4.35%, 1/17/2027	2,036	2,003
2.35%, 1/8/2031	10,244	8,274
2.70%, 6/10/2031	20,010	16,513
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	10,033
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	18,247	18,270
5.50%, 2/15/2024 (b)	23,761	23,978
		501,066
Containers & Packaging — 0.1%
International Paper Co. 8.70%, 6/15/2038	2,650	3,575
WRKCo, Inc.
3.00%, 9/15/2024	920	909
3.75%, 3/15/2025	7,570	7,589
3.90%, 6/1/2028	2,870	2,836
		14,909
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	8,207
Clark University 3.32%, 7/1/2052	7,000	5,462
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	7,295
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	6,005
University of Southern California Series A, 3.23%, 10/1/2120	9,370	6,244
		33,213
Diversified Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,275
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	9,685	9,344
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	11,667	11,595
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	3,907	3,919
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	26,943
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (b)	4,255	4,256
3.56%, 2/28/2024 (b)	8,350	8,369
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,779
3.70%, 7/18/2027	4,000	3,951
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,688
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,953

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (b)	3,440	3,444
2.35%, 10/15/2026 (b)	6,000	5,686
4.40%, 5/27/2045 (b)	3,421	3,390
3.30%, 9/15/2046 (b)	3,050	2,588
		115,180
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,130
2.25%, 2/1/2032	26,520	22,422
3.50%, 6/1/2041	35,836	30,229
3.50%, 9/15/2053	16,997	13,703
3.55%, 9/15/2055	25,312	20,267
3.80%, 12/1/2057	4,454	3,673
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,778
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	2,049
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	8,501
Verizon Communications, Inc.
4.13%, 3/16/2027	6,080	6,230
2.10%, 3/22/2028	7,840	7,131
4.33%, 9/21/2028	11,983	12,193
1.68%, 10/30/2030	2,840	2,356
2.36%, 3/15/2032	9,530	8,208
2.65%, 11/20/2040	27,316	21,077
3.40%, 3/22/2041	7,000	6,041
3.70%, 3/22/2061	6,890	5,723
		176,711
Electric Utilities — 1.5%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	3,192
3.15%, 9/15/2049	2,680	2,113
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,182
6.00%, 3/1/2039	769	871
4.10%, 1/15/2042	923	839
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,323
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,962
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,479
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	3,180
3.20%, 9/15/2049	8,020	6,405
2.90%, 6/15/2050	7,770	5,913
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	985
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,522
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,716

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.95%, 12/15/2036	840	910
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,184
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,169
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,316
3.75%, 9/1/2046	16,415	13,592
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,949
Series YYY, 3.25%, 10/1/2049	6,895	5,502
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,878
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,763
4.10%, 3/15/2043	1,569	1,460
4.15%, 12/1/2044	2,258	2,113
3.70%, 10/15/2046	1,616	1,421
2.90%, 8/15/2051	9,495	7,286
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,556
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,633
2.78%, 1/7/2032 (b)	6,275	5,281
Edison International
5.75%, 6/15/2027	2,000	2,076
4.13%, 3/15/2028	6,730	6,446
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	8,814
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,332
6.00%, 10/7/2039 (b)	897	967
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,622
2.65%, 6/15/2051	8,425	6,129
Entergy Corp. 2.95%, 9/1/2026	2,469	2,379
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,689
3.25%, 4/1/2028	1,551	1,497
3.05%, 6/1/2031	4,606	4,238
4.00%, 3/15/2033	3,430	3,395
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,258
5.30%, 10/1/2041	8,968	9,439
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,356
Exelon Corp. 3.40%, 4/15/2026	1,177	1,156
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	40,720	38,475
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	706
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,904
Hydro-Quebec (Canada) 8.05%, 7/7/2024	2,642	2,907
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,642

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp.
2.70%, 11/15/2022	900	901
2.95%, 5/14/2030 (b)	6,820	6,136
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,167
6.15%, 6/1/2037	1,740	1,949
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,566	3,670
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,217
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	12,391
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	841
5.38%, 9/15/2040	1,287	1,296
5.45%, 5/15/2041	3,354	3,476
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,554
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,216
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	3,026
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,850
2.45%, 12/2/2027 (b)	13,055	11,514
Ohio Edison Co. 6.88%, 7/15/2036	780	938
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,041
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,185
Pacific Gas and Electric Co.
1.37%, 3/10/2023	18,800	18,368
1.70%, 11/15/2023	4,825	4,689
3.25%, 2/16/2024	26,475	26,105
3.45%, 7/1/2025	8,635	8,297
2.95%, 3/1/2026	5,955	5,533
4.45%, 4/15/2042	3,200	2,508
3.75%, 8/15/2042 (e)	2,882	2,072
4.30%, 3/15/2045	4,900	3,699
4.00%, 12/1/2046	5,000	3,608
PacifiCorp
3.60%, 4/1/2024	2,765	2,788
4.15%, 2/15/2050	2,300	2,141
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,864
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,479
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,161
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	10,550	10,731
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,431
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,542
3.00%, 10/1/2049	10,000	7,835
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	3,022
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	999
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	3,901	4,526

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series K, 3.15%, 8/15/2051	12,330	9,493
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,274
5.38%, 11/1/2039	1,021	1,106
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,506
Series A-3, 2.51%, 11/15/2043	7,950	6,142
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	2,854	2,872
Series B, 3.65%, 3/1/2028	4,300	4,140
6.00%, 1/15/2034	895	977
6.05%, 3/15/2039	2,197	2,377
3.90%, 12/1/2041	3,408	2,777
Series C, 4.13%, 3/1/2048	1,800	1,546
Series 20A, 2.95%, 2/1/2051	3,000	2,125
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,630
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,016
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,600
Union Electric Co.
2.95%, 6/15/2027	2,862	2,769
4.00%, 4/1/2048	1,600	1,463
3.90%, 4/1/2052	6,367	5,823
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,289
Series A, 6.00%, 5/15/2037	2,100	2,397
Xcel Energy, Inc. 4.80%, 9/15/2041	829	784
		515,994
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	1,794	1,939
4.00%, 11/2/2032	1,247	1,238
		3,177
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,608
3.25%, 9/8/2024	3,162	3,131
3.88%, 1/12/2028	3,541	3,449
Corning, Inc. 5.35%, 11/15/2048	6,270	6,636
		14,824
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	10,000	10,131
5.13%, 9/15/2040	3,910	4,027
Halliburton Co.
3.80%, 11/15/2025	69	70
4.85%, 11/15/2035	3,583	3,632

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
4.75%, 8/1/2043	2,375	2,232
7.60%, 8/15/2096 (b)	2,242	2,400
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	3,461	3,494
4.00%, 12/21/2025 (b)	48	48
3.90%, 5/17/2028 (b)	7,052	6,893
		32,927
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	4,473	4,467
3.55%, 4/14/2025	3,599	3,578
Walt Disney Co. (The)
8.88%, 4/26/2023	942	991
9.50%, 7/15/2024	1,525	1,727
7.63%, 11/30/2028	2,690	3,229
		13,992
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,182
1.88%, 2/1/2033	12,120	9,593
4.00%, 2/1/2050	9,430	8,169
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	6,870	6,441
2.85%, 2/1/2030	15,779	15,157
American Tower Corp.
5.00%, 2/15/2024	4,305	4,419
3.38%, 10/15/2026	4,378	4,238
1.50%, 1/31/2028	10,510	8,986
2.10%, 6/15/2030	8,940	7,345
1.88%, 10/15/2030	19,410	15,541
Boston Properties LP
3.13%, 9/1/2023	3,155	3,153
3.20%, 1/15/2025	4,331	4,285
3.65%, 2/1/2026	3,157	3,123
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,725
3.85%, 2/1/2025	6,613	6,601
2.50%, 8/16/2031	6,530	5,368
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,876
Crown Castle International Corp. 4.00%, 3/1/2027	2,066	2,053
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,432
Duke Realty LP 3.25%, 6/30/2026	1,814	1,773
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,349
Essex Portfolio LP 1.65%, 1/15/2031	8,950	7,172
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,636
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,985

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	9,814	8,780
2.00%, 3/15/2031	8,000	6,463
Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	161
Life Storage LP 2.40%, 10/15/2031	15,650	12,868
LifeStorage LP 3.50%, 7/1/2026	8,937	8,708
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	8,891
1.70%, 2/15/2031	5,500	4,462
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,091
3.60%, 12/15/2026	5,527	5,412
Office Properties Income Trust
4.00%, 7/15/2022	7,083	7,085
4.25%, 5/15/2024	11,000	11,000
2.40%, 2/1/2027	15,955	13,685
3.45%, 10/15/2031	9,000	6,986
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,513
3.95%, 1/15/2028	2,100	2,055
2.63%, 11/1/2031	6,195	5,199
Prologis LP 2.25%, 4/15/2030	3,830	3,379
Public Storage
1.50%, 11/9/2026	4,237	3,884
1.95%, 11/9/2028	11,113	9,863
2.25%, 11/9/2031	9,333	8,022
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,290
4.88%, 6/1/2026	4,230	4,378
3.00%, 1/15/2027	2,243	2,164
3.25%, 1/15/2031	4,000	3,747
1.80%, 3/15/2033	2,865	2,255
Regency Centers LP
4.13%, 3/15/2028	1,755	1,733
2.95%, 9/15/2029	10,600	9,525
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,921
Safehold Operating Partnership LP
2.80%, 6/15/2031	12,000	10,017
2.85%, 1/15/2032	2,972	2,459
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,784
3.25%, 10/28/2025 (b)	5,595	5,459
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (d)	17,060	16,182
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (b) (d)	10,425	9,505
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,966
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,670

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
UDR, Inc.
2.95%, 9/1/2026	3,831	3,666
3.50%, 1/15/2028	1,354	1,309
3.00%, 8/15/2031	4,750	4,220
2.10%, 8/1/2032	5,520	4,450
3.10%, 11/1/2034	6,440	5,481
Ventas Realty LP
3.75%, 5/1/2024	4,032	4,045
3.50%, 2/1/2025	1,929	1,913
4.13%, 1/15/2026	770	774
3.25%, 10/15/2026	7,254	7,015
3.85%, 4/1/2027	4,308	4,259
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,746
Welltower, Inc.
2.70%, 2/15/2027	5,199	4,925
3.10%, 1/15/2030	2,920	2,679
6.50%, 3/15/2041	460	536
4.95%, 9/1/2048	5,000	4,966
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,329
4.25%, 10/1/2026	4,970	5,026
2.45%, 2/1/2032	10,980	9,147
2.25%, 4/1/2033	12,000	9,558
		482,208
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	9,074	7,745
2.50%, 2/10/2041 (b)	9,243	6,586
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	7,075
3.44%, 5/13/2041 (b)	10,460	8,174
3.63%, 5/13/2051 (b)	10,500	7,878
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	4,570	5,179
5.93%, 1/10/2034 (b)	4,434	4,733
Series 2013, 4.70%, 1/10/2036 (b)	8,728	8,789
Series 2014, 4.16%, 8/11/2036 (b)	1,145	1,105
Kroger Co. (The)
5.40%, 7/15/2040	829	868
5.00%, 4/15/2042	9,000	9,027
3.88%, 10/15/2046	11,000	9,461
		76,620
Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,350
2.75%, 5/14/2031	22,130	19,193

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,579
Cargill, Inc.
3.25%, 3/1/2023 (b)	1,990	1,999
4.38%, 4/22/2052 (b)	5,890	5,935
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,393
Kraft Heinz Foods Co.
4.38%, 6/1/2046	6,068	5,328
4.88%, 10/1/2049	2,500	2,337
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,014
4.60%, 6/1/2044	955	958
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	5,093
5.15%, 8/15/2044	3,000	3,079
		59,258
Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	4,545	4,488
4.15%, 1/15/2043	7,215	6,641
4.13%, 10/15/2044	1,750	1,609
4.13%, 3/15/2049	6,000	5,652
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,033
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,372
4.27%, 3/15/2048 (b)	6,500	5,492
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,050
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,617
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,435
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,553
4.80%, 3/15/2047 (b)	2,649	2,444
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,866
		51,252
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 3.79%, 5/20/2050	4,695	4,020
Boston Scientific Corp. 4.55%, 3/1/2039	5,011	4,888
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	6,123
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20,177	17,380
		32,411
Health Care Providers & Services — 1.1%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,311
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,551
4.50%, 5/15/2042	1,777	1,651
Anthem, Inc.
3.30%, 1/15/2023	2,354	2,368

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.10%, 3/1/2028	5,485	5,530
4.63%, 5/15/2042	3,477	3,467
4.65%, 1/15/2043	3,394	3,398
4.65%, 8/15/2044	4,149	4,109
Banner Health 1.90%, 1/1/2031	13,950	11,637
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	8,777
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	3,089
Children's Hospital Series 2020, 2.93%, 7/15/2050	11,530	8,418
Cigna Corp. 4.80%, 7/15/2046	1,904	1,888
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,761
2.78%, 10/1/2030	6,205	5,462
4.19%, 10/1/2049	5,540	4,769
3.91%, 10/1/2050	6,600	5,357
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	8,502
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,149
4.88%, 7/20/2035	3,500	3,606
5.05%, 3/25/2048	23,852	24,296
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	8,252
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	19,070
HCA, Inc.
5.25%, 6/15/2026	27,070	28,050
5.13%, 6/15/2039	4,805	4,668
5.50%, 6/15/2047	9,870	9,735
3.50%, 7/15/2051	6,831	5,103
4.63%, 3/15/2052 (b)	7,629	6,717
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,908
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	6,247
Memorial Health Services 3.45%, 11/1/2049	25,595	21,960
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,151
MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	4,442
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,405
MultiCare Health System 2.80%, 8/15/2050	7,935	5,892
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	4,258
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	7,107
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,839
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	19,304
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,673
2.80%, 6/30/2031	7,025	6,197
Texas Health Resources
2.33%, 11/15/2050	6,717	4,524
4.33%, 11/15/2055	4,275	4,123
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	17,307
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	6,518

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 8/15/2039	8,210	7,431
2.75%, 5/15/2040	4,800	3,916
3.25%, 5/15/2051	9,695	8,086
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	15,244	12,894
		360,873
Hotels, Restaurants & Leisure — 0.0% ^
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,928
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,762
4.45%, 3/1/2047	3,210	3,080
		11,770
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	6,891
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,888
2.50%, 1/15/2031	5,105	4,020
3.97%, 8/6/2061	7,995	4,989
		24,788
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	27,653	26,640
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,830
6.25%, 10/1/2039	11,985	12,584
5.75%, 10/1/2041	1,665	1,649
Southern Power Co. 5.15%, 9/15/2041	7,079	6,940
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	2,872
		61,515
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	28,574	28,174
Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	7,200
3.60%, 4/9/2029 (b)	5,835	5,688
3.20%, 9/16/2040 (b)	7,535	6,128
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,929
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,295
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,172
Athene Global Funding
0.95%, 1/8/2024 (b)	12,303	11,762
2.75%, 6/25/2024 (b)	19,000	18,591
2.50%, 1/14/2025 (b)	3,477	3,337
1.45%, 1/8/2026 (b)	13,850	12,534
2.95%, 11/12/2026 (b)	42,215	39,698
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	13,029

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
4.30%, 5/15/2043	2,795	2,722
4.25%, 1/15/2049	8,780	8,654
3.85%, 3/15/2052	15,450	14,088
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,659
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,183
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	13,295	12,947
3.85%, 4/5/2029 (b)	9,710	9,318
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	9,929	9,599
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,596
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,907
4.85%, 1/24/2077 (b)	1,663	1,557
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,808
Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,710
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,065
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	3,070
3.95%, 10/15/2050 (b)	6,000	4,882
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,507
Lincoln National Corp. 4.00%, 9/1/2023	2,753	2,789
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,905
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,688
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	8,197
4.45%, 5/15/2069 (b)	11,250	10,080
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	11,225
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	3,766	3,271
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	796
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	8,242
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	11,685
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (b)	2,595	2,619
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	7,600	7,448
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,651
4.27%, 5/15/2047 (b)	5,480	5,092
		340,323
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	9,291
3.95%, 4/13/2052	27,400	26,399
3.25%, 5/12/2061	7,000	5,675
		41,365

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026 (b)	14,101	12,643
2.30%, 9/14/2031 (b)	10,000	8,172
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,861
4.40%, 7/1/2049	5,835	5,227
Global Payments, Inc. 2.90%, 11/15/2031	9,690	8,249
		40,152
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	5,421
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,695
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	3,466
4.10%, 3/1/2047	2,527	2,241
Xylem, Inc.
3.25%, 11/1/2026	1,420	1,395
2.25%, 1/30/2031	7,315	6,332
		20,129
Media — 0.6%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,649
5.38%, 4/1/2038	4,923	4,636
3.50%, 6/1/2041	12,020	9,014
3.50%, 3/1/2042	7,800	5,824
4.80%, 3/1/2050	13,160	11,314
3.70%, 4/1/2051	19,270	13,961
3.90%, 6/1/2052	9,380	6,997
Comcast Corp.
3.38%, 8/15/2025	2,773	2,783
3.95%, 10/15/2025	3,000	3,060
3.55%, 5/1/2028	6,115	6,048
4.25%, 1/15/2033	16,564	16,867
4.20%, 8/15/2034	3,361	3,384
3.25%, 11/1/2039	19,265	16,752
3.75%, 4/1/2040	8,535	7,809
4.00%, 11/1/2049	5,553	5,159
2.89%, 11/1/2051 (b)	14,886	11,295
4.05%, 11/1/2052	1,350	1,266
2.94%, 11/1/2056 (b)	6,172	4,603
2.65%, 8/15/2062	6,885	4,712
2.99%, 11/1/2063 (b)	3,379	2,442
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,964
2.95%, 10/1/2050 (b)	8,375	5,881

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,802
5.20%, 9/20/2047	11,160	10,213
4.00%, 9/15/2055	6,989	5,295
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,511
6.13%, 1/31/2046	1,332	1,503
Paramount Global
4.00%, 1/15/2026	4,293	4,317
2.90%, 1/15/2027	2,792	2,641
4.38%, 3/15/2043	6,243	5,253
4.90%, 8/15/2044	2,004	1,773
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,671
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,392
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,459
7.30%, 7/1/2038	2,197	2,434
6.75%, 6/15/2039	1,794	1,912
5.88%, 11/15/2040	7,325	7,288
5.50%, 9/1/2041	6,940	6,465
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	3,681
		213,030
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,268
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,038
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (b)	4,240	4,278
4.63%, 4/29/2024 (b)	1,967	1,996
2.50%, 9/1/2030 (b)	16,105	13,621
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	5,322
Nucor Corp. 2.98%, 12/15/2055	4,465	3,184
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,637
3.25%, 10/15/2050	3,519	2,616
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	9,162
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	25,678
		75,800
Multiline Retail — 0.1%
Kohl's Corp. 3.38%, 5/1/2031	14,868	13,268
Nordstrom, Inc. 4.38%, 4/1/2030	7,263	6,351
		19,619
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,387
3.00%, 5/15/2026	3,458	3,356
2.95%, 2/15/2027	2,426	2,296

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.45%, 8/15/2027	1,250	1,231
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,003
Series 2017, 3.88%, 6/15/2047	3,355	2,915
4.50%, 5/15/2058	1,724	1,605
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,787
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,304
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,855
Series F, 5.25%, 8/1/2033	5,067	5,284
7.00%, 6/15/2038	1,076	1,288
Series C, 4.90%, 8/1/2041	1,840	1,822
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,276
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,180
5.80%, 2/1/2042	6,726	6,839
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	8,161
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,614
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,808
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,030
Series FFF, 6.13%, 9/15/2037	973	1,069
3.95%, 11/15/2041	2,690	2,417
2.95%, 8/15/2051	17,150	13,418
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,875
3.25%, 6/15/2026	1,690	1,645
5.88%, 3/15/2041	10,518	11,393
4.40%, 6/1/2043	1,392	1,268
3.95%, 10/1/2046	2,136	1,809
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,641
		113,576
Oil, Gas & Consumable Fuels — 2.1%
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	2,007
4.25%, 7/15/2027 (b)	7,325	7,265
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	6,150
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,397
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	8,456
3.02%, 1/16/2027	10,588	10,290
2.94%, 6/4/2051	25,080	18,971
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	4,509	4,545
3.28%, 9/19/2027	6,422	6,289
Buckeye Partners LP
5.85%, 11/15/2043	11,805	9,206

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.60%, 10/15/2044	6,000	4,629
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	3,650	3,797
5.13%, 6/30/2027	7,481	7,708
3.70%, 11/15/2029	14,530	13,731
2.74%, 12/31/2039	10,205	8,378
Chevron USA, Inc. 8.00%, 4/1/2027	1,300	1,572
Diamondback Energy, Inc. 3.25%, 12/1/2026	7,894	7,812
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	16,592
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (b)	4,476	3,714
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,630
4.13%, 1/16/2025	3,333	3,238
5.38%, 6/26/2026	5,409	5,354
Energy Transfer LP
4.75%, 1/15/2026	4,911	4,989
3.90%, 7/15/2026	9,761	9,571
4.40%, 3/15/2027	2,695	2,677
5.50%, 6/1/2027	2,916	3,022
4.95%, 5/15/2028	7,315	7,349
4.15%, 9/15/2029	14,071	13,398
7.50%, 7/1/2038	2,695	3,052
6.05%, 6/1/2041	4,475	4,520
6.10%, 2/15/2042	7,220	7,092
5.95%, 10/1/2043	3,950	3,874
5.30%, 4/1/2044	1,840	1,684
5.00%, 5/15/2044 (e)	8,600	7,574
6.25%, 4/15/2049	5,655	5,770
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,175
5.70%, 10/1/2040 (b)	4,843	5,132
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,574
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,718
3.70%, 2/15/2026	3,040	3,045
3.95%, 2/15/2027	2,705	2,711
Series J, 5.75%, 3/1/2035	2,509	2,674
7.55%, 4/15/2038	455	562
5.95%, 2/1/2041	1,259	1,369
4.45%, 2/15/2043	455	419
5.10%, 2/15/2045	1,758	1,731
4.95%, 10/15/2054	1,189	1,151
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,125
EQT Corp. 3.90%, 10/1/2027	4,517	4,354
Equinor ASA (Norway)
3.25%, 11/10/2024	3,461	3,469
2.88%, 4/6/2025	5,765	5,727

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	12,210
4.11%, 3/1/2046	2,726	2,636
3.10%, 8/16/2049	17,965	14,660
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	11,409
4.32%, 12/30/2039 (b)	9,235	7,687
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	16,360	13,804
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	9,310	9,131
2.60%, 10/15/2025 (b)	34,443	32,590
3.45%, 10/15/2027 (b)	12,470	11,716
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	21,813	21,286
5.88%, 4/1/2026 (b)	22,175	22,658
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,660
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (b)	18,019	16,392
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,293
Marathon Petroleum Corp.
4.70%, 5/1/2025	13,546	13,900
6.50%, 3/1/2041	8,270	9,398
MPLX LP
4.50%, 7/15/2023	8,800	8,904
4.80%, 2/15/2029	6,825	6,920
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,569
3.25%, 7/15/2031 (b)	8,283	7,204
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,180
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,165
5.00%, 9/15/2023	2,576	2,619
6.65%, 10/1/2036	1,825	1,937
ONEOK, Inc. 5.85%, 1/15/2026	4,700	4,948
Phillips 66 4.88%, 11/15/2044	665	665
Phillips 66 Co.
3.55%, 10/1/2026 (b)	1,453	1,432
3.15%, 12/15/2029 (b)	8,545	7,906
4.90%, 10/1/2046 (b)	3,078	3,047
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,147
Plains All American Pipeline LP
5.15%, 6/1/2042	18,910	16,690
4.70%, 6/15/2044	9,300	7,825
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	3,912
5.00%, 3/15/2027	9,360	9,649
4.50%, 5/15/2030	5,000	4,983

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	1,320	1,280
1.63%, 11/24/2025 (b)	4,660	4,369
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	1,814
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,479
6.80%, 5/15/2038	3,677	4,307
Targa Resources Corp. 4.20%, 2/1/2033	5,030	4,763
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	6,209
3.50%, 1/15/2028 (b)	908	873
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	13,243
3.46%, 7/12/2049	12,800	11,001
3.13%, 5/29/2050	20,230	16,278
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	7,222
4.75%, 5/15/2038	7,750	7,693
Valero Energy Corp.
2.15%, 9/15/2027	14,850	13,456
7.50%, 4/15/2032	1,081	1,290
Williams Cos., Inc. (The) 2.60%, 3/15/2031	9,675	8,386
		721,034
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (b)	9,210	8,792
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	5,332
4.00%, 9/18/2042	4,270	4,131
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	10,610	10,767
3.40%, 7/26/2029	4,214	4,157
4.13%, 6/15/2039	7,096	6,979
4.55%, 2/20/2048	5,046	5,162
Merck & Co., Inc. 2.75%, 12/10/2051	7,065	5,457
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,879
5.40%, 11/29/2043	5,800	5,254
Royalty Pharma plc
0.75%, 9/2/2023	9,830	9,543
1.20%, 9/2/2025	3,601	3,300
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	1,951	1,944
3.20%, 9/23/2026	26,941	26,344
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,951

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
2.05%, 3/31/2030	1,200	1,028
3.03%, 7/9/2040	25,815	20,831
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,058
Viatris, Inc.
3.85%, 6/22/2040	8,499	6,611
4.00%, 6/22/2050	1,732	1,293
Wyeth LLC 6.45%, 2/1/2024	708	747
Zoetis, Inc. 2.00%, 5/15/2030	12,880	11,115
		146,883
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,509
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,396
7.29%, 6/1/2036	1,166	1,496
5.75%, 5/1/2040	3,244	3,680
5.40%, 6/1/2041	9,266	10,165
4.40%, 3/15/2042	2,010	1,969
4.38%, 9/1/2042	4,018	3,918
5.15%, 9/1/2043	3,380	3,622
4.70%, 9/1/2045	3,150	3,195
3.55%, 2/15/2050	5,584	4,796
CSX Corp.
5.50%, 4/15/2041	3,498	3,813
4.10%, 3/15/2044	1,515	1,375
4.75%, 11/15/2048	8,165	8,319
3.35%, 9/15/2049	2,710	2,211
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	514
5.63%, 3/15/2042 (b)	3,104	3,236
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	8,469
Kansas City Southern 4.70%, 5/1/2048	2,500	2,446
Norfolk Southern Corp.
5.59%, 5/17/2025	51	54
3.95%, 10/1/2042	2,888	2,620
4.05%, 8/15/2052	5,192	4,718
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (b)	5,795	5,854
3.95%, 3/10/2025 (b)	3,095	3,097
4.20%, 4/1/2027 (b)	2,525	2,529
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,836
3.25%, 3/15/2032	12,450	10,633

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Union Pacific Corp.
3.95%, 8/15/2059	6,000	5,371
4.10%, 9/15/2067	1,962	1,757
		105,089
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,814
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	26,365
3.14%, 11/15/2035 (b)	40,051	32,702
3.19%, 11/15/2036 (b)	5,766	4,623
KLA Corp. 3.30%, 3/1/2050	7,000	5,775
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,705
Microchip Technology, Inc.
0.97%, 2/15/2024	17,350	16,629
0.98%, 9/1/2024 (b)	24,500	23,030
NXP BV (China)
2.50%, 5/11/2031	23,775	19,984
3.25%, 5/11/2041	24,465	18,873
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	10,609
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	13,000	12,946
Xilinx, Inc. 2.38%, 6/1/2030	15,185	13,518
		196,573
Software — 0.3%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,391
2.92%, 3/17/2052	3,816	3,183
3.04%, 3/17/2062	1,820	1,479
Oracle Corp.
2.40%, 9/15/2023	7,023	6,964
2.30%, 3/25/2028	31,995	28,249
4.30%, 7/8/2034	969	885
3.90%, 5/15/2035	1,952	1,676
3.85%, 7/15/2036	9,478	8,001
3.60%, 4/1/2040	10,434	8,105
3.65%, 3/25/2041	19,515	15,357
4.00%, 7/15/2046	8,872	6,903
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,083
2.00%, 6/30/2030	9,380	7,828
VMware, Inc. 4.65%, 5/15/2027	8,800	8,978
		114,082
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,776
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,141
2.63%, 4/1/2031	4,000	3,520

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
3.00%, 10/15/2050	7,130	5,320
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,663
		25,420
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.25%, 2/23/2026	798	803
2.45%, 8/4/2026	5,261	5,121
3.45%, 2/9/2045	14,187	12,806
3.85%, 8/4/2046	3,512	3,376
3.75%, 9/12/2047	13,570	12,769
3.75%, 11/13/2047	1,600	1,517
2.70%, 8/5/2051	16,470	12,886
Dell International LLC
5.45%, 6/15/2023	2,016	2,056
6.02%, 6/15/2026	33,603	35,483
5.30%, 10/1/2029	6,000	6,094
3.45%, 12/15/2051 (b)	668	484
HP, Inc. 3.00%, 6/17/2027	11,105	10,514
		103,909
Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,708
1.00%, 1/20/2026 (b)	20,500	18,432
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (d)	11,406	10,398
3.38%, 12/2/2026	4,230	4,122
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	15,245	12,507
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (b)	8,810	8,037
1.50%, 10/13/2026 (b)	19,850	17,932
		83,136
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	22,515
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,103
4.39%, 8/15/2037	9,875	8,433
3.73%, 9/25/2040	8,470	6,275
4.54%, 8/15/2047	5,515	4,318
3.98%, 9/25/2050	13,170	9,457
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	9,932
		73,033
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.63%, 7/1/2022	7,986	7,982
2.30%, 2/1/2025	9,600	9,107
3.25%, 3/1/2025	6,266	6,083

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
3.38%, 7/1/2025	15,102	14,636
2.88%, 1/15/2026	24,378	22,942
3.75%, 6/1/2026	3,734	3,603
1.88%, 8/15/2026	15,645	13,959
3.63%, 4/1/2027	2,500	2,370
3.25%, 10/1/2029	15,000	13,134
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,649
5.50%, 12/15/2024 (b)	19,502	19,831
4.13%, 8/1/2025 (b)	7,958	7,761
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	3,000	2,999
3.50%, 10/10/2024 (b)	7,945	7,919
International Lease Finance Corp. 5.88%, 8/15/2022	3,867	3,887
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,301
		148,163
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,876
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,030
6.59%, 10/15/2037	3,354	4,028
4.00%, 12/1/2046	2,241	2,005
		11,063
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	12,995	12,490
4.38%, 4/22/2049	8,284	7,921
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032 (b)	10,000	9,485
4.55%, 3/15/2052 (b)	12,810	11,899
T-Mobile USA, Inc.
3.88%, 4/15/2030	25,095	24,133
3.60%, 11/15/2060 (b)	4,000	3,080
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	7,457
4.88%, 6/19/2049	16,825	16,209
		92,674
Total Corporate Bonds (Cost $9,435,700)		8,571,463
Mortgage-Backed Securities — 17.3%
Eastern States Credit Facility 3.55%, 4/1/2032 (h)	10,864	10,896
FHLMC
Pool # 785618 ARM, 2.13%, 7/1/2026 (i)	18	18
Pool # 789758 ARM, 2.47%, 9/1/2032 (i)	21	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 847621 ARM, 2.59%, 5/1/2033 (i)	449	460
Pool # 781087 ARM, 2.36%, 12/1/2033 (i)	109	109
Pool # 1B1665 ARM, 2.86%, 4/1/2034 (i)	72	72
Pool # 782870 ARM, 2.46%, 9/1/2034 (i)	488	509
Pool # 782979 ARM, 2.37%, 1/1/2035 (i)	591	612
Pool # 782980 ARM, 2.37%, 1/1/2035 (i)	170	175
Pool # 1G3591 ARM, 1.91%, 8/1/2035 (i)	46	46
Pool # 1Q0007 ARM, 2.39%, 12/1/2035 (i)	114	115
Pool # 1Q0025 ARM, 2.01%, 2/1/2036 (i)	59	60
Pool # 848431 ARM, 2.37%, 2/1/2036 (i)	224	232
Pool # 1G1861 ARM, 2.54%, 3/1/2036 (i)	291	298
Pool # 1J1380 ARM, 2.97%, 3/1/2036 (i)	172	179
Pool # 1H2618 ARM, 2.75%, 5/1/2036 (i)	333	347
Pool # 1L1286 ARM, 3.25%, 5/1/2036 (i)	133	138
Pool # 1G2415 ARM, 3.52%, 5/1/2036 (i)	50	52
Pool # 1G2557 ARM, 2.56%, 6/1/2036 (i)	639	666
Pool # 848068 ARM, 2.78%, 6/1/2036 (i)	477	473
Pool # 1A1082 ARM, 2.07%, 7/1/2036 (i)	219	227
Pool # 1H2623 ARM, 2.26%, 7/1/2036 (i)	101	106
Pool # 848365 ARM, 2.33%, 7/1/2036 (i)	167	174
Pool # 1N0206 ARM, 2.00%, 8/1/2036 (i)	368	377
Pool # 1A1085 ARM, 2.04%, 8/1/2036 (i)	224	231
Pool # 1Q0105 ARM, 2.00%, 9/1/2036 (i)	224	233
Pool # 1B7242 ARM, 2.35%, 9/1/2036 (i)	578	601
Pool # 1G2539 ARM, 1.85%, 10/1/2036 (i)	108	107
Pool # 1N0249 ARM, 2.14%, 10/1/2036 (i)	237	239
Pool # 1A1096 ARM, 2.31%, 10/1/2036 (i)	527	543
Pool # 1J1348 ARM, 2.45%, 10/1/2036 (i)	189	188
Pool # 1K0046 ARM, 2.48%, 10/1/2036 (i)	185	185
Pool # 1A1097 ARM, 2.57%, 10/1/2036 (i)	193	199
Pool # 1J1378 ARM, 1.89%, 11/1/2036 (i)	222	227
Pool # 1G2671 ARM, 1.97%, 11/1/2036 (i)	98	98
Pool # 1Q0737 ARM, 1.99%, 11/1/2036 (i)	176	175
Pool # 782760 ARM, 2.31%, 11/1/2036 (i)	428	447
Pool # 848115 ARM, 2.35%, 11/1/2036 (i)	142	147
Pool # 1J1419 ARM, 1.82%, 12/1/2036 (i)	530	541
Pool # 1J1634 ARM, 1.91%, 12/1/2036 (i)	899	928
Pool # 1J1418 ARM, 1.94%, 12/1/2036 (i)	34	33
Pool # 1G1386 ARM, 2.17%, 12/1/2036 (i)	354	361
Pool # 1J1399 ARM, 2.37%, 12/1/2036 (i)	15	15
Pool # 1G1478 ARM, 2.16%, 1/1/2037 (i)	159	158
Pool # 1N1511 ARM, 2.41%, 1/1/2037 (i)	48	48
Pool # 1J1516 ARM, 2.08%, 2/1/2037 (i)	71	73
Pool # 1G1554 ARM, 2.33%, 2/1/2037 (i)	128	127
Pool # 1N0353 ARM, 2.40%, 2/1/2037 (i)	223	227
Pool # 1Q0739 ARM, 2.24%, 3/1/2037 (i)	392	406
Pool # 1B7303 ARM, 2.74%, 3/1/2037 (i)	28	28
Pool # 1J0399 ARM, 2.16%, 4/1/2037 (i)	14	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1J1564 ARM, 2.67%, 4/1/2037 (i)	219	218
Pool # 1Q0697 ARM, 1.89%, 5/1/2037 (i)	393	405
Pool # 1A1193 ARM, 2.49%, 5/1/2037 (i)	241	242
Pool # 1Q0783 ARM, 2.56%, 5/1/2037 (i)	242	241
Pool # 1N1477 ARM, 2.72%, 5/1/2037 (i)	92	96
Pool # 1N1463 ARM, 2.80%, 5/1/2037 (i)	21	21
Pool # 1J1621 ARM, 3.56%, 5/1/2037 (i)	239	248
Pool # 1J0533 ARM, 2.12%, 7/1/2037 (i)	23	23
Pool # 1J2945 ARM, 2.00%, 11/1/2037 (i)	42	42
Pool # 1Q0722 ARM, 2.52%, 4/1/2038 (i)	219	228
Pool # 1Q0789 ARM, 2.63%, 5/1/2038 (i)	67	67
Pool # 848699 ARM, 2.10%, 7/1/2040 (i)	167	173
FHLMC Gold Pools, 15 Year Pool # G13603 5.50%, 2/1/2024	2	2
FHLMC Gold Pools, 20 Year
Pool # C91158 6.50%, 1/1/2028	111	116
Pool # C91417 3.50%, 1/1/2032	2,151	2,167
Pool # C91403 3.50%, 3/1/2032	834	840
FHLMC Gold Pools, 30 Year
Pool # G00245 8.00%, 8/1/2024	1	1
Pool # C00376 8.00%, 11/1/2024	1	1
Pool # C00414 7.50%, 8/1/2025	3	3
Pool # C00452 7.00%, 4/1/2026	4	4
Pool # G00981 8.50%, 7/1/2028	10	10
Pool # G02210 7.00%, 12/1/2028	136	145
Pool # C47315 6.50%, 8/1/2029	516	551
Pool # G03029 6.00%, 10/1/2029	46	48
Pool # A88871 7.00%, 1/1/2031	163	173
Pool # C68485 7.00%, 7/1/2032	22	23
Pool # G01448 7.00%, 8/1/2032	29	31
Pool # C75791 5.50%, 1/1/2033	158	166
Pool # A13625 5.50%, 10/1/2033	188	203
Pool # A16107 6.00%, 12/1/2033	85	90
Pool # G01864 5.00%, 1/1/2034	120	128
Pool # A17537 6.00%, 1/1/2034	136	147
Pool # A23139 5.00%, 6/1/2034	374	393
Pool # A61572 5.00%, 9/1/2034	458	487
Pool # A28796 6.50%, 11/1/2034	38	41
Pool # G03369 6.50%, 1/1/2035	501	533
Pool # A70350 5.00%, 3/1/2035	125	131
Pool # A46987 5.50%, 7/1/2035	409	440
Pool # G05713 6.50%, 12/1/2035	307	332
Pool # G03777 5.00%, 11/1/2036	305	324
Pool # C02660 6.50%, 11/1/2036	89	99
Pool # G02427 5.50%, 12/1/2036	166	180
Pool # A57681 6.00%, 12/1/2036	32	35
Pool # G02682 7.00%, 2/1/2037	39	42
Pool # G04949 6.50%, 11/1/2037	270	294
Pool # G03666 7.50%, 1/1/2038	366	405

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G04952 7.50%, 1/1/2038	202	220
Pool # G04077 6.50%, 3/1/2038	244	268
Pool # G05671 5.50%, 8/1/2038	319	343
Pool # G05190 7.50%, 9/1/2038	137	147
Pool # C03466 5.50%, 3/1/2040	117	126
Pool # A93383 5.00%, 8/1/2040	1,234	1,315
Pool # A93511 5.00%, 8/1/2040	4,271	4,514
Pool # G06493 4.50%, 5/1/2041	7,601	7,934
Pool # V80351 3.00%, 8/1/2043	15,728	15,302
Pool # Q52834 4.00%, 12/1/2047	1,530	1,551
Pool # Z40179 4.00%, 7/1/2048	26,973	27,304
Pool # Q57995 5.00%, 8/1/2048	3,515	3,679
Pool # Q61104 4.00%, 1/1/2049	1,411	1,424
Pool # Q61107 4.00%, 1/1/2049	2,504	2,528
FHLMC Gold Pools, Other
Pool # P20570 7.00%, 7/1/2029	6	7
Pool # G20027 10.00%, 10/1/2030	25	26
Pool # B90491 7.50%, 1/1/2032	369	396
Pool # U80192 3.50%, 2/1/2033	1,079	1,088
Pool # U80342 3.50%, 5/1/2033	959	961
Pool # U80345 3.50%, 5/1/2033	3,321	3,349
Pool # L10221 6.00%, 1/1/2034	45	46
Pool # P50523 6.50%, 12/1/2035	91	92
Pool # H05030 6.00%, 11/1/2036	57	60
Pool # L10291 6.50%, 11/1/2036	881	950
Pool # P51353 6.50%, 11/1/2036	785	854
Pool # P50595 6.50%, 12/1/2036	1,307	1,445
Pool # P51361 6.50%, 12/1/2036	580	638
Pool # G20028 7.50%, 12/1/2036	1,159	1,235
Pool # P50531 6.50%, 1/1/2037	76	77
Pool # P51251 6.50%, 1/1/2037	49	50
Pool # P50536 6.50%, 2/1/2037	68	69
Pool # P50556 6.50%, 6/1/2037	42	43
Pool # U90690 3.50%, 6/1/2042	10,256	10,232
Pool # U90975 4.00%, 6/1/2042	7,426	7,562
Pool # T65101 4.00%, 10/1/2042	347	343
Pool # U90402 3.50%, 11/1/2042	719	715
Pool # U90673 4.00%, 1/1/2043	1,034	1,051
Pool # U91192 4.00%, 4/1/2043	1,937	1,973
Pool # U91488 3.50%, 5/1/2043	1,275	1,272
Pool # U99051 3.50%, 6/1/2043	2,983	2,977
Pool # U99134 4.00%, 1/1/2046	35,908	36,564
Pool # U69030 4.50%, 1/1/2046	12,432	12,906
FHLMC UMBS, 20 Year Pool # SC0104 3.50%, 8/1/2035	9,863	9,929
FHLMC UMBS, 30 Year
Pool # ZT2236 4.00%, 6/1/2048	21,405	21,554
Pool # ZT2212 4.00%, 9/1/2048	4,945	4,980
Pool # QA0149 4.00%, 6/1/2049	3,363	3,411

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QA2578 3.50%, 9/1/2049	1,262	1,243
Pool # RA2008 4.00%, 1/1/2050	14,243	14,389
Pool # RA2282 4.00%, 1/1/2050	8,622	8,837
Pool # QA7351 3.00%, 2/1/2050	7,710	7,386
Pool # RA6459 2.50%, 12/1/2051	33,561	30,932
Pool # RA6702 3.00%, 2/1/2052	48,142	45,930
FNMA
Pool # 54844 ARM, 2.19%, 9/1/2027 (i)	15	16
Pool # 303532 ARM, 3.83%, 3/1/2029 (i)	9	9
Pool # 555732 ARM, 2.58%, 8/1/2033 (i)	135	139
Pool # 658481 ARM, 1.74%, 9/1/2033 (i)	202	202
Pool # 746299 ARM, 2.06%, 9/1/2033 (i)	55	57
Pool # 743546 ARM, 1.73%, 11/1/2033 (i)	216	215
Pool # 766610 ARM, 1.96%, 1/1/2034 (i)	29	29
Pool # 777132 ARM, 3.42%, 6/1/2034 (i)	184	190
Pool # 782306 ARM, 2.17%, 7/1/2034 (i)	3	3
Pool # 800422 ARM, 1.46%, 8/1/2034 (i)	115	115
Pool # 790235 ARM, 1.89%, 8/1/2034 (i)	71	71
Pool # 793062 ARM, 2.00%, 8/1/2034 (i)	24	24
Pool # 790964 ARM, 1.90%, 9/1/2034 (i)	6	6
Pool # 794792 ARM, 1.72%, 10/1/2034 (i)	46	47
Pool # 896463 ARM, 2.49%, 10/1/2034 (i)	178	186
Pool # 799912 ARM, 1.98%, 11/1/2034 (i)	27	27
Pool # 781563 ARM, 2.12%, 11/1/2034 (i)	28	28
Pool # 809319 ARM, 1.88%, 1/1/2035 (i)	56	56
Pool # 810896 ARM, 2.20%, 1/1/2035 (i)	727	745
Pool # 816594 ARM, 1.86%, 2/1/2035 (i)	20	21
Pool # 820602 ARM, 2.00%, 3/1/2035 (i)	117	117
Pool # 745862 ARM, 2.99%, 4/1/2035 (i)	164	164
Pool # 821378 ARM, 3.03%, 5/1/2035 (i)	53	53
Pool # 823660 ARM, 3.17%, 5/1/2035 (i)	39	39
Pool # 888605 ARM, 2.38%, 7/1/2035 (i)	27	27
Pool # 832801 ARM, 1.90%, 9/1/2035 (i)	89	89
Pool # 851432 ARM, 2.80%, 10/1/2035 (i)	290	290
Pool # 849251 ARM, 2.24%, 1/1/2036 (i)	354	369
Pool # 745445 ARM, 2.54%, 1/1/2036 (i)	99	104
Pool # 920340 ARM, 3.25%, 2/1/2036 (i)	35	35
Pool # 920843 ARM, 2.95%, 3/1/2036 (i)	1,108	1,172
Pool # 868952 ARM, 3.09%, 5/1/2036 (i)	16	16
Pool # 872825 ARM, 2.09%, 6/1/2036 (i)	301	309
Pool # 884066 ARM, 3.16%, 6/1/2036 (i)	101	101
Pool # 892868 ARM, 2.02%, 7/1/2036 (i)	185	186
Pool # 886558 ARM, 2.02%, 8/1/2036 (i)	323	334
Pool # 745784 ARM, 2.13%, 8/1/2036 (i)	98	97
Pool # 884722 ARM, 2.64%, 8/1/2036 (i)	45	45
Pool # 898179 ARM, 1.67%, 9/1/2036 (i)	485	493
Pool # 893580 ARM, 1.82%, 9/1/2036 (i)	201	206
Pool # 886772 ARM, 1.94%, 9/1/2036 (i)	285	291

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 894452 ARM, 2.07%, 9/1/2036 (i)	111	110
Pool # 920547 ARM, 2.10%, 9/1/2036 (i)	180	186
Pool # 894239 ARM, 2.02%, 10/1/2036 (i)	222	221
Pool # 900191 ARM, 2.32%, 10/1/2036 (i)	164	165
Pool # 900197 ARM, 2.32%, 10/1/2036 (i)	369	387
Pool # 902818 ARM, 2.20%, 11/1/2036 (i)	3	3
Pool # 902955 ARM, 2.05%, 12/1/2036 (i)	264	262
Pool # 920954 ARM, 1.97%, 1/1/2037 (i)	177	182
Pool # 888184 ARM, 2.03%, 1/1/2037 (i)	81	81
Pool # 913984 ARM, 1.79%, 2/1/2037 (i)	280	290
Pool # 915645 ARM, 2.27%, 2/1/2037 (i)	157	163
Pool # 888307 ARM, 2.22%, 4/1/2037 (i)	88	87
Pool # 944096 ARM, 1.72%, 7/1/2037 (i)	63	63
Pool # 948208 ARM, 1.73%, 7/1/2037 (i)	275	283
Pool # 995919 ARM, 2.00%, 7/1/2037 (i)	412	424
Pool # 938346 ARM, 2.04%, 7/1/2037 (i)	214	213
Pool # 945032 ARM, 2.62%, 8/1/2037 (i)	297	300
Pool # 946362 ARM, 2.01%, 9/1/2037 (i)	35	35
Pool # 946260 ARM, 2.16%, 9/1/2037 (i)	36	35
Pool # 952835 ARM, 2.61%, 9/1/2037 (i)	92	97
Pool # AD0085 ARM, 1.50%, 11/1/2037 (i)	420	428
Pool # 995108 ARM, 2.07%, 11/1/2037 (i)	183	189
Pool # AD0179 ARM, 2.35%, 12/1/2037 (i)	525	548
Pool # 966946 ARM, 2.28%, 1/1/2038 (i)	139	139
FNMA UMBS, 15 Year
Pool # 889634 6.00%, 2/1/2023	17	17
Pool # AD0364 5.00%, 5/1/2023	2	2
Pool # 995381 6.00%, 1/1/2024	66	67
Pool # 995425 6.00%, 1/1/2024	24	24
Pool # 995456 6.50%, 2/1/2024	36	36
Pool # AE0081 6.00%, 7/1/2024	23	23
Pool # AD0133 5.00%, 8/1/2024	35	36
Pool # FM3386 3.50%, 7/1/2034	1,725	1,740
FNMA UMBS, 20 Year
Pool # 555791 6.50%, 12/1/2022	—	—
Pool # 889889 6.50%, 7/1/2024	4	4
Pool # 888656 6.50%, 4/1/2025	2	2
Pool # AE0096 5.50%, 7/1/2025	56	59
Pool # 256311 6.00%, 7/1/2026	99	104
Pool # 256352 6.50%, 8/1/2026	181	193
Pool # 256803 6.00%, 7/1/2027	129	136
Pool # 256962 6.00%, 11/1/2027	72	76
Pool # 257007 6.00%, 12/1/2027	207	219
Pool # 257048 6.00%, 1/1/2028	378	398
Pool # 890222 6.00%, 10/1/2028	263	277
Pool # AE0049 6.00%, 9/1/2029	178	188
Pool # AO7761 3.50%, 7/1/2032	559	566
Pool # MA1138 3.50%, 8/1/2032	3,335	3,357

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL6238 4.00%, 1/1/2035	8,801	9,055
FNMA UMBS, 30 Year
Pool # 50966 7.00%, 1/1/2024	1	1
Pool # 250066 8.00%, 5/1/2024	—	—
Pool # 250103 8.50%, 7/1/2024	2	2
Pool # 303031 7.50%, 10/1/2024	1	1
Pool # 308499 8.50%, 5/1/2025	—	—
Pool # 689977 8.00%, 3/1/2027	31	33
Pool # 695533 8.00%, 6/1/2027	28	30
Pool # 313687 7.00%, 9/1/2027	3	3
Pool # 756024 8.00%, 9/1/2028	28	30
Pool # 755973 8.00%, 11/1/2028	84	90
Pool # 455759 6.00%, 12/1/2028	9	10
Pool # 252211 6.00%, 1/1/2029	14	15
Pool # 459097 7.00%, 1/1/2029	5	5
Pool # 889020 6.50%, 11/1/2029	1,867	1,986
Pool # 598559 6.50%, 8/1/2031	68	74
Pool # 679886 6.50%, 2/1/2032	296	315
Pool # 649734 7.00%, 6/1/2032	13	13
Pool # 682078 5.50%, 11/1/2032	321	346
Pool # 675555 6.00%, 12/1/2032	95	100
Pool # AL0045 6.00%, 12/1/2032	674	737
Pool # 683351 5.50%, 2/1/2033	8	8
Pool # 357363 5.50%, 3/1/2033	351	377
Pool # 674349 6.00%, 3/1/2033	42	45
Pool # 688625 6.00%, 3/1/2033	18	19
Pool # 688655 6.00%, 3/1/2033	6	6
Pool # 695584 6.00%, 3/1/2033	5	5
Pool # 254693 5.50%, 4/1/2033	238	256
Pool # 702901 6.00%, 5/1/2033	100	108
Pool # 720576 5.00%, 6/1/2033	71	75
Pool # 995656 7.00%, 6/1/2033	383	419
Pool # 723852 5.00%, 7/1/2033	72	76
Pool # 729296 5.00%, 7/1/2033	78	82
Pool # 720155 5.50%, 7/1/2033	44	46
Pool # 729379 6.00%, 8/1/2033	22	23
Pool # AA0917 5.50%, 9/1/2033	997	1,068
Pool # 737825 6.00%, 9/1/2033	57	60
Pool # 750977 4.50%, 11/1/2033	48	50
Pool # 725027 5.00%, 11/1/2033	190	202
Pool # 755109 5.50%, 11/1/2033	16	17
Pool # 753174 4.00%, 12/1/2033	251	254
Pool # 725017 5.50%, 12/1/2033	416	447
Pool # 759424 5.50%, 1/1/2034	46	50
Pool # 751341 5.50%, 3/1/2034	40	42
Pool # 770405 5.00%, 4/1/2034	491	516
Pool # 776708 5.00%, 5/1/2034	169	180
Pool # AC1317 4.50%, 9/1/2034	116	120

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888568 5.00%, 12/1/2034	130	138
Pool # 810663 5.00%, 1/1/2035	88	91
Pool # 995003 7.50%, 1/1/2035	164	180
Pool # 995156 7.50%, 3/1/2035	232	258
Pool # 735503 6.00%, 4/1/2035	426	458
Pool # 827776 5.00%, 7/1/2035	53	56
Pool # 820347 5.00%, 9/1/2035	270	287
Pool # 745148 5.00%, 1/1/2036	198	210
Pool # 888417 6.50%, 1/1/2036	1,208	1,284
Pool # 745275 5.00%, 2/1/2036	160	170
Pool # 833629 7.00%, 3/1/2036	12	13
Pool # 745418 5.50%, 4/1/2036	293	315
Pool # 888016 5.50%, 5/1/2036	388	418
Pool # 888209 5.50%, 5/1/2036	251	270
Pool # 870770 6.50%, 7/1/2036	25	27
Pool # 976871 6.50%, 8/1/2036	796	858
Pool # AA0922 6.00%, 9/1/2036	1,424	1,562
Pool # 745948 6.50%, 10/1/2036	163	180
Pool # AA1019 6.00%, 11/1/2036	157	169
Pool # 888476 7.50%, 5/1/2037	109	122
Pool # 928584 6.50%, 8/1/2037	125	138
Pool # 945870 6.50%, 8/1/2037	205	219
Pool # 986648 6.00%, 9/1/2037	389	428
Pool # 928670 7.00%, 9/1/2037	208	215
Pool # 888890 6.50%, 10/1/2037	297	325
Pool # 888707 7.50%, 10/1/2037	727	810
Pool # 888892 7.50%, 11/1/2037	217	242
Pool # AL0662 5.50%, 1/1/2038	488	525
Pool # 995505 8.00%, 1/1/2038	25	27
Pool # 929331 6.00%, 4/1/2038	84	89
Pool # 909236 7.00%, 9/1/2038	312	359
Pool # 890268 6.50%, 10/1/2038	362	394
Pool # 995149 6.50%, 10/1/2038	1,408	1,536
Pool # 934591 7.00%, 10/1/2038	399	450
Pool # AB2869 6.00%, 11/1/2038	342	369
Pool # 991908 7.00%, 11/1/2038	313	343
Pool # 995504 7.50%, 11/1/2038	163	183
Pool # 257510 7.00%, 12/1/2038	796	887
Pool # AD0753 7.00%, 1/1/2039	1,248	1,423
Pool # AD0780 7.50%, 4/1/2039	764	862
Pool # AC2948 5.00%, 9/1/2039	527	557
Pool # AC3740 5.50%, 9/1/2039	220	230
Pool # AC7296 5.50%, 12/1/2039	292	308
Pool # AD7790 5.00%, 8/1/2040	2,762	2,939
Pool # AD9151 5.00%, 8/1/2040	958	1,019
Pool # AL2059 4.00%, 6/1/2042	7,369	7,601
Pool # AB9017 3.00%, 4/1/2043	10,011	9,740
Pool # AT5891 3.00%, 6/1/2043	13,243	12,884

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB9860 3.00%, 7/1/2043	9,710	9,439
Pool # AL7527 4.50%, 9/1/2043	4,778	4,983
Pool # AL7496 3.50%, 5/1/2044	19,257	19,553
Pool # AX9319 3.50%, 12/1/2044	7,019	7,000
Pool # AL7380 3.50%, 2/1/2045	11,357	11,532
Pool # AS6479 3.50%, 1/1/2046	26,172	26,575
Pool # BM1213 4.00%, 4/1/2047	8,809	9,007
Pool # BH7650 4.00%, 9/1/2047	6,126	6,264
Pool # BM3500 4.00%, 9/1/2047	33,122	34,194
Pool # BE8344 4.00%, 11/1/2047	1,930	1,953
Pool # BJ7248 4.00%, 12/1/2047	3,918	3,981
Pool # BE8349 4.00%, 1/1/2048	2,195	2,227
Pool # BJ5756 4.00%, 1/1/2048	5,427	5,478
Pool # BJ7310 4.00%, 1/1/2048	9,012	9,135
Pool # BJ8237 4.00%, 1/1/2048	5,728	5,806
Pool # BJ8264 4.00%, 1/1/2048	4,005	4,058
Pool # BM3375 4.00%, 1/1/2048	6,764	6,878
Pool # BK1007 4.00%, 2/1/2048	1,302	1,321
Pool # BK1134 4.00%, 2/1/2048	5,562	5,634
Pool # BM3665 4.00%, 3/1/2048	38,809	39,466
Pool # BE8366 4.50%, 7/1/2048	5,572	5,704
Pool # BK7982 5.00%, 7/1/2048	5,345	5,646
Pool # BN0271 4.50%, 9/1/2048	1,405	1,434
Pool # BN1315 4.50%, 9/1/2048	1,939	1,975
Pool # BN4733 5.50%, 3/1/2049	493	524
Pool # BK8745 4.50%, 4/1/2049	2,786	2,838
Pool # FM1939 4.50%, 5/1/2049	14,606	14,879
Pool # BK8753 4.50%, 6/1/2049	5,272	5,371
Pool # CA3713 5.00%, 6/1/2049	2,895	3,004
Pool # BO2305 4.00%, 7/1/2049	5,713	5,768
Pool # BO5607 3.50%, 9/1/2049	3,028	2,996
Pool # BO1405 4.00%, 9/1/2049	6,564	6,603
Pool # BO4392 3.50%, 1/1/2050	4,723	4,660
Pool # BP5299 3.50%, 3/1/2050	6,236	6,367
Pool # CA5729 3.00%, 5/1/2050	6,212	5,937
Pool # FM3671 4.50%, 5/1/2050	6,868	7,258
Pool # CB2637 2.50%, 1/1/2052	73,263	67,529
Pool # FS0196 2.50%, 1/1/2052	74,815	68,978
Pool # CB2670 3.00%, 1/1/2052	64,348	61,451
Pool # BU8924 3.50%, 4/1/2052	28,041	27,545
Pool # FS1669 4.00%, 5/1/2052	34,261	34,922
FNMA, 30 Year
Pool # 535183 8.00%, 6/1/2028	4	4
Pool # 252409 6.50%, 3/1/2029	55	57
Pool # 653815 7.00%, 2/1/2033	9	9
Pool # 752786 6.00%, 9/1/2033	83	86
Pool # CA3029 4.00%, 1/1/2049	5,639	5,581
Pool # CA5105 3.50%, 2/1/2050	8,390	8,204

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # 471828 2.65%, 8/1/2022	8,968	8,957
Pool # AM1437 2.41%, 11/1/2022	1,185	1,183
Pool # AM1385 2.55%, 11/1/2022	9,545	9,534
Pool # AM1386 2.55%, 11/1/2022	3,052	3,048
Pool # AM1619 2.34%, 12/1/2022	16,809	16,797
Pool # AM2072 2.37%, 1/1/2023	8,279	8,276
Pool # AM2252 2.44%, 1/1/2023	7,532	7,531
Pool # AL3594 2.72%, 4/1/2023 (i)	1,934	1,934
Pool # AM3244 2.52%, 5/1/2023	28,698	28,678
Pool # AM3577 2.42%, 6/1/2023	6,832	6,820
Pool # AL3876 2.73%, 6/1/2023 (i)	10,288	10,283
Pool # AM3589 2.77%, 6/1/2023	7,525	7,526
Pool # AM4011 3.67%, 7/1/2023	12,385	12,456
Pool # AM3990 3.74%, 7/1/2023	7	7
Pool # AM4170 3.51%, 8/1/2023	9,000	9,041
Pool # AM4716 3.38%, 12/1/2023	2,821	2,840
Pool # AM7682 2.84%, 1/1/2025	30,708	30,391
Pool # AM7654 2.86%, 1/1/2025	6,188	6,136
Pool # AM7795 2.92%, 1/1/2025	31,554	31,335
Pool # AM7372 3.05%, 1/1/2025	1,740	1,734
Pool # 470300 3.64%, 1/1/2025	4,484	4,515
Pool # AM8251 2.70%, 4/1/2025	9,207	9,085
Pool # AM8846 2.68%, 5/1/2025	5,824	5,742
Pool # AM9149 2.63%, 6/1/2025	5,979	5,884
Pool # AM9548 3.17%, 8/1/2025	6,800	6,797
Pool # AN0029 3.10%, 9/1/2025	15	15
Pool # AM4660 3.77%, 12/1/2025	9,851	10,097
Pool # AN0767 3.18%, 1/1/2026	7,992	7,994
Pool # AN1590 2.40%, 5/1/2026	8,949	8,692
Pool # AN1413 2.49%, 5/1/2026	20,813	20,275
Pool # AN1497 2.61%, 6/1/2026	11,034	10,784
Pool # AN1243 2.64%, 6/1/2026	7,998	7,826
Pool # AN1247 2.64%, 6/1/2026	9,848	9,636
Pool # 468645 4.54%, 7/1/2026	2,120	2,230
Pool # AN2367 2.46%, 8/1/2026	6,061	5,891
Pool # AM6381 3.29%, 8/1/2026	31,994	32,103
Pool # 468574 4.55%, 8/1/2026	44	46
Pool # 468927 4.77%, 8/1/2026	5,132	5,434
Pool # AM6448 3.25%, 9/1/2026	9,345	9,361
Pool # AM7062 3.44%, 10/1/2026	7,821	7,892
Pool # AM7117 3.14%, 12/1/2026	18,574	18,528
Pool # AM7262 3.19%, 12/1/2026	15,985	15,908
Pool # AM7011 3.22%, 12/1/2026	2,719	2,721
Pool # AM7390 3.26%, 12/1/2026	7,225	7,220
Pool # FN0029 4.63%, 12/1/2026 (i)	7,269	7,528
Pool # AM8008 2.94%, 2/1/2027	11,581	11,436
Pool # AM7515 3.34%, 2/1/2027	16,000	16,224

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8280 2.91%, 3/1/2027	5,660	5,572
Pool # AM8745 2.81%, 5/1/2027	9,252	9,066
Pool # AM8803 2.78%, 6/1/2027	3,890	3,806
Pool # AM9087 3.00%, 6/1/2027	16,249	16,052
Pool # AM9170 3.00%, 6/1/2027	4,368	4,316
Pool # AM9345 3.25%, 7/1/2027	7,336	7,329
Pool # AN7048 2.90%, 10/1/2027	6,409	6,299
Pool # AM1469 2.96%, 11/1/2027	3,645	3,599
Pool # AN7669 2.83%, 12/1/2027	19,763	19,346
Pool # AN8114 3.00%, 1/1/2028	7,694	7,594
Pool # AN8048 3.08%, 1/1/2028	43,775	43,405
Pool # AN7943 3.10%, 1/1/2028	14,665	14,545
Pool # AN1600 2.59%, 6/1/2028	7,185	6,936
Pool # AN9686 3.52%, 6/1/2028	40,550	41,053
Pool # AN9486 3.57%, 6/1/2028	26,476	26,888
Pool # AN2005 2.73%, 7/1/2028	9,671	9,370
Pool # 387806 3.55%, 8/1/2028	15,289	15,509
Pool # 109782 3.55%, 9/1/2028	42,375	42,980
Pool # BL0919 3.82%, 9/1/2028	18,765	19,300
Pool # BL1040 3.81%, 12/1/2028	42,090	43,303
Pool # BL0907 3.88%, 12/1/2028	11,997	12,390
Pool # BL1435 3.53%, 1/1/2029	23,495	23,780
Pool # BL4317 2.27%, 9/1/2029	4,660	4,375
Pool # AN6846 2.93%, 10/1/2029	13,300	12,918
Pool # BL4333 2.52%, 11/1/2029	41,584	39,528
Pool # AM8123 2.92%, 2/1/2030	7,704	7,456
Pool # AM7785 3.17%, 2/1/2030	5,917	5,817
Pool # AM7516 3.55%, 2/1/2030	13,000	13,086
Pool # AM8692 3.03%, 4/1/2030	25,000	24,192
Pool # AM8544 3.08%, 4/1/2030	14,683	14,345
Pool # AM8889 2.92%, 5/1/2030	11,320	10,912
Pool # AM8151 2.94%, 5/1/2030	12,000	11,519
Pool # AM8802 3.10%, 5/1/2030	4,857	4,750
Pool # AN9154 3.64%, 5/1/2030	4,073	4,136
Pool # AM9020 2.97%, 6/1/2030	7,548	7,317
Pool # AM9154 3.18%, 6/1/2030	8,724	8,579
Pool # AN9293 3.71%, 9/1/2030	60,000	61,098
Pool # BL9494 1.46%, 12/1/2030	10,000	8,632
Pool # BL0979 4.05%, 12/1/2030	4,125	4,277
Pool # AH9683 5.00%, 4/1/2031	321	333
Pool # AN1829 2.90%, 6/1/2031	7,316	7,012
Pool # BL4310 2.35%, 10/1/2031	11,325	10,488
Pool # AN2625 2.50%, 10/1/2031	9,549	8,852
Pool # BS4338 1.82%, 1/1/2032	26,665	23,215
Pool # BS5130 2.55%, 4/1/2032	48,927	45,931
Pool # BS5069 2.73%, 4/1/2032	2,469	2,308
Pool # AN5065 3.34%, 4/1/2032	26,680	26,333
Pool # BS5330 2.85%, 5/1/2032	14,317	13,537

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5298 3.07%, 5/1/2032	36,743	35,411
Pool # AQ7084 3.50%, 12/1/2032	1,503	1,515
Pool # 650236 5.00%, 12/1/2032	4	4
Pool # AR7484 3.50%, 2/1/2033	2,288	2,306
Pool # AT7117 3.50%, 6/1/2033	969	976
Pool # AN9695 3.67%, 7/1/2033	32,550	32,743
Pool # AN9950 3.89%, 7/1/2033	9,236	9,287
Pool # BS2642 1.85%, 8/1/2033	9,225	7,868
Pool # BS3169 1.82%, 9/1/2033	6,842	5,736
Pool # BS3315 1.82%, 11/1/2033	10,924	9,114
Pool # BS4824 2.50%, 2/1/2034	60,280	53,581
Pool # 810997 5.50%, 10/1/2034	103	105
Pool # AM7122 3.61%, 11/1/2034	5,189	5,157
Pool # BL5976 2.49%, 4/1/2035	22,962	19,716
Pool # AM8474 3.45%, 4/1/2035	4,661	4,566
Pool # AM8475 3.45%, 4/1/2035	1,891	1,852
Pool # BL6315 2.20%, 5/1/2035	5,081	4,222
Pool # AM9188 3.12%, 6/1/2035	23,000	21,444
Pool # AM9532 3.63%, 10/1/2035	3,518	3,481
Pool # BS5413 3.41%, 12/1/2035	10,250	9,775
Pool # AN0375 3.76%, 12/1/2035	3,512	3,515
Pool # 256051 5.50%, 12/1/2035	81	84
Pool # 256128 6.00%, 2/1/2036	16	17
Pool # 880219 7.00%, 2/1/2036	62	63
Pool # 868763 6.50%, 4/1/2036	8	8
Pool # 920934 6.50%, 1/1/2037	280	299
Pool # 888408 6.00%, 3/1/2037	207	217
Pool # 888373 7.00%, 3/1/2037	30	32
Pool # 888412 7.00%, 4/1/2037	25	27
Pool # BS5648 3.87%, 6/1/2037 (h)	10,740	10,779
Pool # BS5650 3.87%, 6/1/2037 (h)	12,823	12,869
Pool # BS5761 3.87%, 6/1/2037 (h)	10,064	10,100
Pool # 995783 8.00%, 11/1/2037	76	81
Pool # 257209 5.50%, 5/1/2038	90	95
Pool # MA0127 5.50%, 6/1/2039	135	138
Pool # AL2606 4.00%, 3/1/2042	234	230
Pool # AO7225 4.00%, 7/1/2042	1,459	1,482
Pool # AO9352 4.00%, 7/1/2042	1,949	1,979
Pool # AO9353 4.00%, 7/1/2042	1,999	2,035
Pool # MA1125 4.00%, 7/1/2042	1,511	1,534
Pool # MA1178 4.00%, 9/1/2042	8,558	8,707
Pool # MA1213 3.50%, 10/1/2042	3,661	3,649
Pool # MA1251 3.50%, 11/1/2042	9,915	9,884
Pool # MA1253 4.00%, 11/1/2042	7,107	7,255
Pool # AR1397 3.00%, 1/1/2043	6,828	6,620
Pool # MA1328 3.50%, 1/1/2043	1,337	1,332
Pool # AQ9999 3.00%, 2/1/2043	3,588	3,480
Pool # MA1373 3.50%, 3/1/2043	2,255	2,248

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1404 3.50%, 4/1/2043	6,753	6,732
Pool # AB9096 4.00%, 4/1/2043	757	768
Pool # AB9196 3.50%, 5/1/2043	2,091	2,084
Pool # AT4051 3.50%, 5/1/2043	917	914
Pool # MA1437 3.50%, 5/1/2043	7,644	7,620
Pool # AT5914 3.50%, 6/1/2043	4,625	4,610
Pool # MA1463 3.50%, 6/1/2043	9,255	9,226
Pool # AB9704 4.00%, 6/1/2043	1,946	1,980
Pool # MA1711 4.50%, 12/1/2043	10,435	10,850
Pool # AL6167 3.50%, 1/1/2044	4,924	4,908
Pool # MA1759 4.00%, 1/1/2044	3,268	3,316
Pool # MA1760 4.50%, 1/1/2044	3,335	3,467
Pool # AV9286 4.00%, 2/1/2044	2,489	2,526
Pool # MA1800 4.00%, 2/1/2044	1,990	2,025
Pool # MA1828 4.50%, 3/1/2044	8,214	8,540
Pool # MA2429 4.00%, 10/1/2045	2,548	2,593
Pool # MA2565 4.00%, 3/1/2046	3,385	3,444
Pool # BM5835 3.00%, 9/1/2047	12,445	11,868
Pool # AD0523 6.00%, 11/1/2048	211	216
Pool # BF0131 3.50%, 8/1/2056	46,285	45,516
Pool # BF0230 5.50%, 1/1/2058	48,450	53,423
Pool # BF0341 5.50%, 1/1/2059	21,467	23,506
Pool # BF0464 3.50%, 3/1/2060	60,941	60,222
Pool # BF0546 2.50%, 7/1/2061 (h)	87,416	79,780
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 6/25/2052 (h)	582,435	570,604
TBA, 4.00%, 6/25/2052 (h)	333,780	333,571
GNMA I, 30 Year
Pool # 345288 7.50%, 3/15/2023	—	—
Pool # 352108 7.00%, 8/15/2023	—	—
Pool # 363030 7.00%, 9/15/2023	7	8
Pool # 352022 7.00%, 11/15/2023	1	1
Pool # 366706 6.50%, 1/15/2024	9	10
Pool # 371281 7.00%, 2/15/2024	2	2
Pool # 782507 9.50%, 10/15/2024	—	—
Pool # 780029 9.00%, 11/15/2024	—	—
Pool # 780965 9.50%, 12/15/2025	—	—
Pool # 442119 7.50%, 11/15/2026	2	2
Pool # 411829 7.50%, 7/15/2027	5	5
Pool # 554108 6.50%, 3/15/2028	35	36
Pool # 481872 7.50%, 7/15/2028	4	4
Pool # 468149 8.00%, 8/15/2028	5	5
Pool # 468236 6.50%, 9/15/2028	97	102
Pool # 486537 7.50%, 9/15/2028	16	16
Pool # 486631 6.50%, 10/15/2028	4	4
Pool # 466406 6.00%, 11/15/2028	17	18
Pool # 781328 7.00%, 9/15/2031	358	390
Pool # 569568 6.50%, 1/15/2032	295	320

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 591882 6.50%, 7/15/2032	17	18
Pool # 607645 6.50%, 2/15/2033	63	66
Pool # 607724 7.00%, 2/15/2033	42	44
Pool # 783123 5.50%, 4/15/2033	1,563	1,714
Pool # 604209 6.50%, 4/15/2033	45	47
Pool # 614546 5.50%, 6/15/2033	14	15
Pool # 781614 7.00%, 6/15/2033	104	116
Pool # 781689 5.50%, 12/15/2033	57	63
Pool # 632415 5.50%, 7/15/2034	23	24
Pool # 574710 5.50%, 9/15/2034	22	23
Pool # 782615 7.00%, 6/15/2035	838	918
Pool # 782025 6.50%, 12/15/2035	320	349
Pool # 617486 7.00%, 4/15/2037	83	86
Pool # 782212 7.50%, 10/15/2037	145	159
Pool # BI6868 5.00%, 3/15/2049	2,828	3,029
Pool # BM1726 5.00%, 3/15/2049	2,248	2,400
GNMA II
Pool # CE5521 ARM, 3.31%, 8/20/2071 (i)	12,469	13,129
Pool # CE5523 ARM, 3.35%, 8/20/2071 (i)	20,328	21,430
Pool # CE9356 ARM, 3.07%, 9/20/2071 (i)	9,784	10,156
Pool # CE5533 ARM, 3.30%, 9/20/2071 (i)	37,315	39,272
Pool # CE5537 ARM, 3.31%, 9/20/2071 (i)	33,246	35,008
Pool # CE5536 ARM, 3.34%, 9/20/2071 (i)	31,819	33,572
Pool # CE5544 ARM, 3.26%, 10/20/2071 (i)	36,022	37,813
Pool # CE5550 ARM, 3.27%, 10/20/2071 (i)	18,091	19,006
Pool # CE5552 ARM, 3.28%, 11/20/2071 (i)	35,009	36,806
Pool # CK2783 ARM, 3.25%, 2/20/2072 (i)	85,384	89,728
Pool # CM0227 ARM, 3.26%, 2/20/2072 (i)	29,083	30,597
Pool # CK2789 ARM, 3.27%, 2/20/2072 (i)	33,485	35,243
Pool # CM0228 ARM, 3.52%, 2/20/2072 (i)	21,521	23,151
Pool # CL8129 ARM, 3.14%, 3/20/2072 (i)	20,077	21,013
Pool # CK2802 ARM, 3.21%, 3/20/2072 (i)	25,784	27,234
Pool # CK2800 ARM, 3.25%, 3/20/2072 (i)	23,452	24,682
Pool # CM0234 ARM, 3.25%, 3/20/2072 (i)	32,211	33,908
Pool # CM9946 ARM, 3.25%, 3/20/2072 (i)	17,663	18,585
Pool # CK2791 ARM, 3.26%, 3/20/2072 (i)	40,070	42,203
Pool # CK2794 ARM, 3.26%, 3/20/2072 (i)	43,531	45,818
Pool # CK2793 ARM, 3.29%, 3/20/2072 (i)	39,770	41,934
Pool # CK2803 ARM, 3.30%, 4/20/2072 (i)	41,200	43,338
Pool # BL8377 ARM, 3.51%, 4/20/2072 (i)	35,741	37,595
Pool # CN0126 ARM, 3.74%, 6/20/2072 (b) (h) (i)	36,000	37,800
GNMA II, 30 Year
Pool # 1974 8.50%, 3/20/2025	1	1
Pool # 1989 8.50%, 4/20/2025	4	4
Pool # 2006 8.50%, 5/20/2025	3	3
Pool # 2141 8.00%, 12/20/2025	2	2
Pool # 2234 8.00%, 6/20/2026	5	5
Pool # 2270 8.00%, 8/20/2026	4	4

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2285 8.00%, 9/20/2026	5	5
Pool # 2324 8.00%, 11/20/2026	3	3
Pool # 2499 8.00%, 10/20/2027	8	9
Pool # 2512 8.00%, 11/20/2027	8	9
Pool # 2525 8.00%, 12/20/2027	5	5
Pool # 2549 7.50%, 2/20/2028	6	6
Pool # 2562 6.00%, 3/20/2028	24	26
Pool # 2633 8.00%, 8/20/2028	—	—
Pool # 2646 7.50%, 9/20/2028	15	16
Pool # 2647 8.00%, 9/20/2028	2	2
Pool # 2781 6.50%, 7/20/2029	334	356
Pool # 4224 7.00%, 8/20/2038	82	92
Pool # 4245 6.00%, 9/20/2038	1,954	2,112
Pool # 783389 6.00%, 8/20/2039	939	1,016
Pool # 783444 5.50%, 9/20/2039	526	577
Pool # 783967 4.25%, 12/20/2044	4,945	5,135
Pool # AK8791 3.75%, 7/20/2045	1,700	1,728
Pool # BD0481 4.00%, 12/20/2047	1,685	1,721
Pool # BD0484 4.50%, 12/20/2047	7,639	7,830
Pool # BE0207 4.50%, 2/20/2048	5,101	5,311
Pool # BE0208 4.50%, 2/20/2048	5,754	5,957
Pool # BE5169 4.50%, 2/20/2048	6,114	6,300
Pool # BA7567 4.50%, 5/20/2048	1,937	1,978
Pool # BG6360 5.00%, 5/20/2048	7,880	8,407
Pool # BF2574 5.50%, 5/20/2048	134	141
Pool # BI0728 5.00%, 7/20/2048	8,539	9,118
Pool # BD0551 4.50%, 8/20/2048	2,511	2,599
Pool # BI5288 5.00%, 8/20/2048	10,917	11,596
Pool # BI5289 5.00%, 8/20/2048	16,726	17,792
Pool # AY2411 4.25%, 9/20/2048	3,865	3,941
Pool # 784598 5.00%, 9/20/2048	11,656	12,468
Pool # 784626 4.50%, 10/20/2048	1,566	1,583
Pool # BK2586 5.00%, 11/20/2048	1,904	2,004
Pool # BJ7082 5.00%, 12/20/2048	635	665
Pool # BJ7085 5.00%, 12/20/2048	1,262	1,337
Pool # BK7169 5.00%, 12/20/2048	9,890	10,374
Pool # BK8878 4.50%, 2/20/2049	2,576	2,654
Pool # BK7189 5.00%, 2/20/2049	9,072	9,551
Pool # BJ9972 5.50%, 2/20/2049	1,648	1,740
Pool # BK7198 4.50%, 3/20/2049	3,351	3,434
Pool # BK7199 5.00%, 3/20/2049	1,989	2,098
Pool # BL8042 5.00%, 3/20/2049	7,720	8,173
Pool # BL9333 5.00%, 3/20/2049	2,917	3,108
Pool # BG0079 5.50%, 3/20/2049	1,198	1,258
Pool # BL6756 5.50%, 3/20/2049	314	328
Pool # BJ1322 5.00%, 4/20/2049	5,746	6,168
Pool # BJ9622 5.00%, 4/20/2049	2,621	2,747
Pool # BK7209 5.00%, 4/20/2049	8,617	9,095

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL6758 5.50%, 4/20/2049	2,039	2,140
Pool # BM9664 4.50%, 5/20/2049	10,038	10,448
Pool # BM9683 5.00%, 6/20/2049	18,454	19,494
Pool # BO2880 5.00%, 6/20/2049	444	461
Pool # BN3950 5.50%, 6/20/2049	3,685	3,868
Pool # BN2629 4.00%, 7/20/2049	14,610	15,232
Pool # BI0926 5.00%, 7/20/2049	993	1,042
Pool # BI0927 5.00%, 7/20/2049	617	641
Pool # BM2186 5.00%, 7/20/2049	755	786
Pool # BM2187 5.00%, 7/20/2049	316	327
Pool # BO2871 5.00%, 7/20/2049	381	395
Pool # BO2872 5.00%, 7/20/2049	996	1,049
Pool # BO2878 5.00%, 7/20/2049	637	670
Pool # BO2879 5.00%, 7/20/2049	670	694
Pool # BO3162 5.00%, 7/20/2049	54,572	59,195
Pool # BO3173 5.00%, 7/20/2049	1,347	1,411
Pool # BO3174 5.00%, 7/20/2049	559	579
Pool # BO3175 5.00%, 7/20/2049	453	482
Pool # BO8226 5.00%, 7/20/2049	552	575
Pool # BO8229 5.00%, 7/20/2049	6,221	6,649
Pool # BO8235 5.00%, 7/20/2049	661	685
Pool # BO8236 5.00%, 7/20/2049	437	454
Pool # BP4243 5.00%, 8/20/2049	13,122	13,917
Pool # BN2649 3.50%, 9/20/2049	4,248	4,224
Pool # BM9713 4.50%, 9/20/2049	3,128	3,213
Pool # BP4337 4.50%, 9/20/2049	18,026	18,942
Pool # BQ3224 4.50%, 9/20/2049	16,075	16,676
Pool # 784810 5.00%, 9/20/2049	14,707	15,313
Pool # BM9734 4.00%, 10/20/2049	4,834	4,972
Pool # 784847 4.50%, 11/20/2049	25,595	26,828
Pool # BQ8694 4.50%, 11/20/2049	996	1,040
Pool # BQ8696 4.50%, 11/20/2049	934	983
Pool # BR2686 4.50%, 11/20/2049	2,959	3,094
Pool # BR2687 4.50%, 11/20/2049	5,029	5,270
Pool # BR2688 4.50%, 11/20/2049	3,061	3,186
Pool # BR2689 4.50%, 11/20/2049	4,141	4,340
Pool # BR2739 4.50%, 11/20/2049	2,129	2,243
Pool # BR2756 4.50%, 11/20/2049	2,718	2,866
Pool # BR2757 4.50%, 11/20/2049	2,617	2,741
Pool # BR3820 4.50%, 11/20/2049	358	367
Pool # BR3821 4.50%, 11/20/2049	1,121	1,163
Pool # BS0953 4.50%, 11/20/2049	2,338	2,463
Pool # BQ4131 3.50%, 12/20/2049	15,677	15,787
Pool # BI0940 4.50%, 12/20/2049	779	815
Pool # BQ3796 4.50%, 12/20/2049	2,993	3,127
Pool # BR2730 4.50%, 12/20/2049	1,032	1,076
Pool # BR2731 4.50%, 12/20/2049	906	949
Pool # BR2732 4.50%, 12/20/2049	1,493	1,583

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR2755 4.50%, 12/20/2049	1,339	1,400
Pool # BR3822 4.50%, 12/20/2049	892	923
Pool # BR3823 4.50%, 12/20/2049	1,218	1,267
Pool # BR3824 4.50%, 12/20/2049	1,161	1,218
Pool # BS0951 4.50%, 12/20/2049	1,912	2,013
Pool # BS0952 4.50%, 12/20/2049	1,682	1,774
Pool # BQ4132 3.50%, 1/20/2050	5,864	5,832
Pool # BQ4133 3.50%, 1/20/2050	6,046	6,060
Pool # BR1548 3.50%, 1/20/2050	4,289	4,419
Pool # BS8380 4.50%, 2/20/2050	4,236	4,494
Pool # BP8085 3.00%, 3/20/2050	4,214	4,072
Pool # BR3892 4.00%, 3/20/2050	12,222	12,446
Pool # BT8094 4.00%, 4/20/2050	1,236	1,270
Pool # BT8095 4.00%, 4/20/2050	6,156	6,268
Pool # BT8096 4.00%, 4/20/2050	8,647	8,805
Pool # BT8097 4.00%, 4/20/2050	9,297	9,553
Pool # BT8098 4.00%, 4/20/2050	10,924	11,270
Pool # BT8099 4.00%, 4/20/2050	9,764	10,122
Pool # BW7042 3.50%, 9/20/2050	22,317	22,145
Pool # 785294 3.50%, 1/20/2051	66,713	67,514
Pool # MA7534 2.50%, 8/20/2051	339,247	318,835
Pool # MA7649 2.50%, 10/20/2051	41,184	38,777
Pool # CH9031 3.50%, 10/20/2051	23,157	22,979
Pool # CI9257 3.50%, 11/20/2051	28,233	28,016
Pool # CK1527 3.50%, 12/20/2051	7,802	7,780
Pool # CK1600 4.00%, 1/20/2052	17,725	17,961
Pool # CK7137 4.00%, 1/20/2052	30,689	31,098
Pool # CL2553 4.00%, 2/20/2052	20,438	20,711
Pool # CM2213 3.00%, 3/20/2052	8,357	7,908
Pool # CL2574 4.00%, 3/20/2052	12,963	13,137
Pool # CL2575 4.00%, 3/20/2052	6,211	6,295
Pool # CM1194 4.00%, 4/20/2052	15,226	15,431
GNMA II, Other
Pool # AD0858 3.75%, 9/20/2038	566	572
Pool # 4285 6.00%, 11/20/2038	12	12
Pool # AD0862 3.75%, 1/20/2039	1,152	1,165
Pool # 784879 4.15%, 11/20/2069 (i)	14,376	14,406
Pool # 785137 3.09%, 8/20/2070 (i)	18,059	17,273
Pool # 785183 2.94%, 10/20/2070 (i)	37,387	35,617
Pool # 785863 3.09%, 12/20/2071 (i)	12,474	11,886
Total Mortgage-Backed Securities (Cost $6,028,250)		5,842,741
Asset-Backed Securities — 10.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 1.81%, 12/26/2044 (b) (i)	1,826	1,770
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	7,035	6,940
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	8,485	8,028
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,822	3,593

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	7,061	6,598
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,805	6,241
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	252	238
Series 2015-2, Class A, 4.00%, 9/22/2027	3,042	2,742
Series 2016-2, Class A, 3.65%, 6/15/2028	5,352	4,624
Series 2016-3, Class AA, 3.00%, 10/15/2028	16,206	14,681
Series 2017-1, Class AA, 3.65%, 2/15/2029	3,977	3,718
Series 2017-2, Class A, 3.60%, 10/15/2029	8,752	7,630
Series 2021-1, Class B, 3.95%, 7/11/2030	12,081	10,637
Series 2019-1, Class AA, 3.15%, 2/15/2032	13,833	12,359
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	1,989	1,994
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,850	15,702
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	7,415
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,821	10,791
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,405
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,207
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,405
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	8,615	8,575
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,766
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	17,295
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,418
American Tower Trust #1, 3.07%, 3/15/2023 (b)	6,220	6,178
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	38,231
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	2,949	2,760
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (b)	15,495	14,648
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	12,912	12,387
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	9,600	8,808
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	20,000	18,264
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (b)	19,000	17,329
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (b)	7,800	7,130
Series 2022-SFR14.39%, 3/17/2039 ‡ (b)	28,018	26,352
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	4,227	4,220
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	7,355	7,199
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (b)	2,750	2,601
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (b)	2,075	2,075
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 (b)	31,250	29,537
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	23,024
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	6,873	6,597
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	11,020	10,255
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,855	8,023
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	15,127	14,034

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	29,440	26,468
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	80,000	77,988
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	38,313	38,332
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	41,409	41,616
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,272	11,363
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,722	5,351
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,971	5,465
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (b)	11,000	10,995
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	73,400	72,299
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (e)	660	658
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	1,419	1,390
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (e)	833	814
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	3,000	3,002
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,103
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 3.26%, 3/24/2023 (b) (i)	62,310	61,590
Series 2021-1, Class A1Y, 3.26%, 3/24/2023 (b) (i)	13,850	13,672
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.01%, 6/25/2040 ‡ (b) (i)	3,662	305
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	4,854
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	5,022
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	24,006	23,124
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	25,115	24,554
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,324
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	8,807	8,621
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	2,514	2,479
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,843
CWABS, Inc.
Series 2004-1, Class M1, 1.76%, 3/25/2034 ‡ (i)	54	53
Series 2004-1, Class 3A, 1.57%, 4/25/2034 ‡ (i)	220	198
CWABS, Inc. Trust
Series 2004-1, Class M2, 1.83%, 3/25/2034 ‡ (i)	45	44
Series 2004-6, Class M1, 1.91%, 10/25/2034 (i)	82	79
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	6,764	6,785
Series 2019-4, Class C, 2.51%, 11/17/2025	5,386	5,385
Series 2019-1, Class D, 4.09%, 6/15/2026	11,616	11,667
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,280
Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,495
DT Auto Owner Trust
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	1,403	1,404
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	6,763	6,776
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	6,815	6,667

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 ‡ (b)	2,189	2,128
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	1,477	1,430
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	844	844
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	9,211	9,212
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	4,934	4,961
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	18,525	18,495
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	22,035	21,849
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	9,412	9,107
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (b)	6,450	5,990
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (b)	11,250	10,359
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (b)	57,000	52,556
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	14,400	12,786
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (b)	12,500	11,019
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	26,264	24,872
Flagship Credit Auto Trust Series 2019-2, Class B, 2.92%, 4/15/2025 (b)	1,222	1,222
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (i)	56,650	53,548
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (i)	43,050	39,433
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (i)	51,910	46,904
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	63,973
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,352	85,000
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	8,472	8,434
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	18,870
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	27,172	27,009
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	843
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	100	85
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	424	421
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (b)	459	451
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	24,213	22,230
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	10,227	9,563
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	3,043	2,928
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	14,229	13,211
Harvest SBA Loan Trust Series 2021-1, Class A, 2.60%, 4/25/2048 (b) (i)	6,943	6,793
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	238	238
Hero Funding (Cayman Islands) Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	13,114	13,027
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	10,495	10,276
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 (b)	97	96
3.75%, 9/21/2044 ‡	4,879	4,469
Series 2016-4B, Class B, 4.99%, 9/20/2047 (b)	1,528	1,486
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	3,923	3,839
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	1,178	1,165

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	2,454	2,449
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	8,506	8,454
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	986	972
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	9,440	9,112
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	18,200	18,205
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	40,271	35,860
Series 2021-2, Class E2, 2.95%, 12/17/2026 ‡ (b)	9,597	8,442
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	43,784	39,271
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	2,332	2,440
Series 2020-1, Class B, 7.75%, 11/15/2028	5,061	5,394
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.66%, 9/25/2026 ‡ (b) (i)	390	1
Series 2014-1, Class A, IO, 1.58%, 10/25/2032 ‡ (b) (i)	10,496	336
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 ‡ (b) (i)	25,043	571
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 ‡ (b) (i)	12,237	240
Series 2013-2, Class A, IO, 1.67%, 3/25/2039 ‡ (b) (i)	10,955	399
Series 2012-6, Class A, IO, 0.57%, 5/25/2039 ‡ (b) (i)	10,853	140
Series 2014-2, Class A, IO, 3.42%, 4/25/2040 ‡ (b) (i)	3,083	230
Series 2015-2, Class A, IO, 4.42%, 7/25/2041 ‡ (b) (i)	2,763	296
Lendingpoint Asset Securitization Trust Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	26,797	26,376
LendingPoint Asset Securitization Trust
Series 2021-1, Class A, 1.75%, 4/15/2027 (b)	346	346
Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (b)	32,938	32,869
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 5.12%, 12/15/2026 (b) (i)	16,740	17,128
Series 2020-VFN1, Class A2B1, 5.12%, 12/15/2026 (b) (i)	6,272	6,397
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	17,859	17,684
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	6,097
LFT CRE Ltd. (Cayman Islands) Series 2021-FL1, Class C, 2.82%, 6/15/2039 ‡ (b) (i)	29,810	28,693
LMREC LLC Series 2021-CRE4, Class A, 2.02%, 4/22/2037 (b) (i)	33,642	32,632
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 1.76%, 2/25/2034 ‡ (i)	776	761
Series 2004-3, Class M1, 1.86%, 7/25/2034 ‡ (i)	245	234
LP LMS Asset Securitization Trust
Series 2020-1A, Class A, 3.97%, 2/10/2026 (b)	1,386	1,387
3.23%, 10/15/2028	36,672	36,416
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	33,360	33,277
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	38,420	37,048
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	8,740	8,393
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	3,998	4,040
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	6,661	6,500
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	899	886
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (b)	6,039	6,035

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	28,201	27,029
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	40,224	37,552
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	43,994	41,306
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,881
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,145
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	1,756	1,749
Series 2018, Class B, 4.61%, 2/9/2030 ‡	549	544
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	45,920	45,824
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	20,285	19,094
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	36,224
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	26,362
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	12,983
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	6,011	5,838
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (b) (e)	27,092	25,627
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (i)	40,476	38,645
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (b) (e)	52,108	49,688
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (e)	30,036	28,430
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 ‡	55,300	51,320
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,455	26,122
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (b)	16,700	14,907
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,600	6,820
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	35,000	30,505
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 ‡ (b)	11,560	9,964
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 ‡ (b)	23,735	20,346
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	48,326
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 ‡ (b)	14,649	13,208
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 ‡ (b)	21,816	19,573
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 3.50%, 12/27/2044 (b) (i)	12,833	12,422
Regional Management Issuance Trust Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	16,100	15,405
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	96	31
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	3,821	3,608
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	44,973
Santander Drive Auto Receivables Trust Series 2019-2, Class C, 2.90%, 10/15/2024	672	672
SCF Equipment Leasing LLC Series 2022-1A, Class D, 3.79%, 11/20/2031 ‡ (b)	10,690	10,140
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	400	333
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (b)	5,188	5,016
Series 2022-1A, Class C, 3.94%, 10/20/2038 ‡ (b)	7,046	6,841
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,399	3,184
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 ‡ (b) (e)	28,694	27,637

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (e)	228	227
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (e)	182	181
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	68	63
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	240	153
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	47,483
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,355
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,483
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,238
Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	11,203	11,210
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (b)	4,641	4,413
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	10,422
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	1,738	1,720
Series 2013-1, Class A, 4.30%, 8/15/2025	16,233	15,585
Series 2016-2, Class B, 3.65%, 10/7/2025	17,562	16,126
Series 2016-1, Class B, 3.65%, 1/7/2026	1,978	1,840
Series 2018-1, Class B, 4.60%, 3/1/2026	16,704	15,820
Series 2014-1, Class A, 4.00%, 4/11/2026	4,830	4,646
Series 2014-2, Class A, 3.75%, 9/3/2026	9,016	8,674
Series 2019-2, Class B, 3.50%, 5/1/2028	9,433	8,536
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,211	2,049
Series 2016-1, Class A, 3.45%, 7/7/2028	20,970	18,904
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,372	1,250
Series 2016-2, Class A, 3.10%, 10/7/2028	15,914	14,108
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,012	15,608
Series 2018-1, Class A, 3.70%, 3/1/2030	2,118	1,890
Series 2019-1, Class AA, 4.15%, 8/25/2031	13,398	12,798
Series 2019-1, Class A, 4.55%, 8/25/2031	12,117	11,486
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,826	5,936
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	5,018	4,856
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (b)	16,782	16,733
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	27,705	26,605
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (b) (e)	16,657	15,850
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (b) (e)	9,280	8,826
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	25,185	24,183
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (b) (e)	51,586	49,162
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (e)	35,779	33,902
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (b) (e)	21,045	20,127
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	65,625	63,334
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (b) (e)	48,135	45,923
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	4,635	4,548
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (b)	21,162	21,066

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	40,084
Total Asset-Backed Securities (Cost $3,570,189)		3,416,299
Collateralized Mortgage Obligations — 9.8%
ACC Series 2019-AA, 3.68%, 9/15/2022 ‡	41,417	41,380
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡	37,000	35,243
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,643	2,707
Series 2005-1CB, Class 1A6, IF, IO, 6.09%, 3/25/2035 ‡ (i)	811	83
Series 2005-22T1, Class A2, IF, IO, 4.06%, 6/25/2035 ‡ (i)	3,765	355
Series 2005-20CB, Class 3A8, IF, IO, 3.74%, 7/25/2035 (i)	2,881	217
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,147	1,065
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	48	26
Series 2005-37T1, Class A2, IF, IO, 4.04%, 9/25/2035 ‡ (i)	13,413	1,339
Series 2005-54CB, Class 1A2, IF, IO, 3.84%, 11/25/2035 (i)	3,866	329
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	978	827
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	14	12
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	459	429
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (i)	4	4
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	96,000	92,677
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (i)	43,642	42,019
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (i)	231	233
BAML PIMCO EBO, 3.34%, 4/15/2023 ‡	35,753	35,753
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	4
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	115	85
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	123	125
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	153	140
Series 2005-7, Class 30, PO, 11/25/2035 ‡	117	110
Series 2005-8, Class 30, PO, 1/25/2036 ‡	29	20
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	35	22
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (i)	18	18
Baring Series 2021-EBO1, Class PA, IO, 3.34%, 4/22/2023 ‡ (e) (i)	50,088	50,088
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (b) (i)	26,656	26,601
Series 2021-2F, Class M2, 2.55%, 1/10/2032 ‡ (b) (i)	20,373	20,466
Bear Stearns ARM Trust
Series 2003-2, Class A5, 2.57%, 1/25/2033 (b) (i)	565	571
Series 2003-7, Class 3A, 3.03%, 10/25/2033 (i)	20	20
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (i)	200	192
Series 2006-1, Class A1, 2.40%, 2/25/2036 (i)	529	524
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	17	15
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	25	20
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	21,821	21,529
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 2.42%, 6/25/2035 (i)	200	198
Series 2007-A2, Class 1A1, 2.67%, 6/25/2035 (i)	75	72
Series 2007-A1, Class 1A3, 2.42%, 2/25/2037 (i)	135	132

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-A1, Class 9A1, 2.71%, 2/25/2037 (i)	133	132
Series 2007-A1, Class 2A1, 2.78%, 2/25/2037 (i)	247	245
Series 2007-A1, Class 7A1, 2.84%, 2/25/2037 (i)	31	31
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	1
Series 2002-18, PO, 11/25/2032 ‡	42	33
Series 2004-3, Class A26, 5.50%, 4/25/2034	134	128
Series 2004-3, Class A4, 5.75%, 4/25/2034	91	88
Series 2004-HYB1, Class 2A, 2.73%, 5/20/2034 (i)	62	60
Series 2004-HYB3, Class 2A, 2.80%, 6/20/2034 (i)	264	257
Series 2004-7, Class 2A1, 3.06%, 6/25/2034 (i)	37	36
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	586	575
Series 2004-HYB6, Class A3, 2.54%, 11/20/2034 (i)	204	202
Series 2005-14, Class A2, 5.50%, 7/25/2035	90	56
Series 2005-16, Class A23, 5.50%, 9/25/2035	49	38
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (i)	821	750
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	12	12
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	205	197
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (i)	193	197
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.53%, 9/25/2033 (b) (i)	714	708
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (i)	2,286	2,244
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	16	13
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	20	20
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	10	9
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	58	57
Series 2004-UST1, Class A6, 2.29%, 8/25/2034 (i)	47	44
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (i)	152	133
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	493	478
Series 2005-5, Class 1A2, 3.80%, 8/25/2035 (i)	434	337
Conix Mortgage Asset Trust, 0.00%, 12/25/2047 ‡ (i) (j)	8,628	136
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	74
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (i)	430	432
Series 2003-AR15, Class 3A1, 2.95%, 6/25/2033 (i)	130	126
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	259	251
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	212	160
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	21	20
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	191	188
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	620	595
Series 2005-9, Class AP, PO, 10/25/2035 ‡	46	35
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,102	125

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-10, Class AP, PO, 11/25/2035 ‡	44	30
CSMC Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (e)	34,707	34,510
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	24,116	22,988
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (i)	26,471	25,494
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (i)	30,321	28,910
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,844	5,600
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.36%, 2/25/2020 (i)	45	45
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	3	3
Series 24, Class ZE, 6.25%, 11/25/2023	8	8
Series 29, Class L, 7.50%, 4/25/2024	55	57
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,447	1,592
Series R007, Class ZA, 6.00%, 5/15/2036	1,902	2,068
FHLMC, REMIC
Series 1343, Class LB, 7.50%, 8/15/2022	—	—
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1370, Class JA, 2.02%, 9/15/2022 (i)	—	—
Series 2512, Class PG, 5.50%, 10/15/2022	14	14
Series 1455, Class WB, IF, 4.40%, 12/15/2022 (i)	1	1
Series 2535, Class BK, 5.50%, 12/15/2022	2	2
Series 1470, Class F, 1.06%, 2/15/2023 (i)	—	—
Series 1466, Class PZ, 7.50%, 2/15/2023	11	11
Series 2586, Class HD, 5.50%, 3/15/2023	107	108
Series 1498, Class I, 2.02%, 4/15/2023 (i)	8	8
Series 2595, Class HC, 5.50%, 4/15/2023	126	128
Series 1502, Class PX, 7.00%, 4/15/2023	12	12
Series 1491, Class I, 7.50%, 4/15/2023	3	3
Series 1798, Class F, 5.00%, 5/15/2023	14	14
Series 1505, Class Q, 7.00%, 5/15/2023	2	2
Series 1518, Class G, IF, 7.99%, 5/15/2023 (i)	6	6
Series 2033, Class J, 5.60%, 6/15/2023	24	24
Series 1541, Class O, 1.69%, 7/15/2023 (i)	7	7
Series 2638, Class DS, IF, 7.73%, 7/15/2023 (i)	9	9
Series 1541, Class M, HB, IF, 26.60%, 7/15/2023 (i)	2	2
Series 1570, Class F, 1.64%, 8/15/2023 (i)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	64	65
Series 1573, Class PZ, 7.00%, 9/15/2023	13	13
Series 2571, Class SK, HB, IF, 30.73%, 9/15/2023 (i)	6	6
Series 1591, Class PV, 6.25%, 10/15/2023	8	8
Series 1602, Class SA, HB, IF, 20.95%, 10/15/2023 (i)	7	7
Series 2709, Class PG, 5.00%, 11/15/2023	261	264
Series 2710, Class HB, 5.50%, 11/15/2023	40	40
Series 1642, Class PJ, 6.00%, 11/15/2023	24	25
Series 2720, Class PC, 5.00%, 12/15/2023	25	25
Series 1983, Class Z, 6.50%, 12/15/2023	16	16
Series 2283, Class K, 6.50%, 12/15/2023	17	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1658, Class GZ, 7.00%, 1/15/2024	9	9
Series 1865, Class D, PO, 2/15/2024	18	18
Series 1671, Class L, 7.00%, 2/15/2024	5	5
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	7	7
Series 1686, Class SH, IF, 17.99%, 2/15/2024 (i)	1	1
Series 1699, Class FC, 1.15%, 3/15/2024 (i)	2	2
Series 1709, Class FA, 2.04%, 3/15/2024 (i)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	8	8
Series 1706, Class K, 7.00%, 3/15/2024	45	46
Series 2033, Class SN, HB, IF, 30.80%, 3/15/2024 (i)	5	—
Series 1720, Class PL, 7.50%, 4/15/2024	21	22
Series 2306, Class K, PO, 5/15/2024	8	8
Series 2306, Class SE, IF, IO, 7.71%, 5/15/2024 (i)	20	1
Series 1737, Class L, 6.00%, 6/15/2024	29	30
Series 1745, Class D, 7.50%, 8/15/2024	16	17
Series 3614, Class QB, 4.00%, 12/15/2024	396	402
Series 2903, Class Z, 5.00%, 12/15/2024	91	94
Series 2967, Class S, HB, IF, 29.01%, 4/15/2025 (i)	33	34
Series 3684, Class CY, 4.50%, 6/15/2025	1,390	1,420
Series 3022, Class SX, IF, 14.69%, 8/15/2025 (i)	15	16
Series 3051, Class DP, HB, IF, 24.18%, 10/15/2025 (i)	52	57
Series 3793, Class AB, 3.50%, 1/15/2026	1,609	1,628
Series 1829, Class ZB, 6.50%, 3/15/2026	4	4
Series 1863, Class Z, 6.50%, 7/15/2026	32	33
Series 1890, Class H, 7.50%, 9/15/2026	9	10
Series 1899, Class ZE, 8.00%, 9/15/2026	31	33
Series 1927, Class ZA, 6.50%, 1/15/2027	38	40
Series 1927, Class PH, 7.50%, 1/15/2027	72	77
Series 1963, Class Z, 7.50%, 1/15/2027	28	31
Series 1935, Class FL, 1.57%, 2/15/2027 (i)	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	54	56
Series 1970, Class PG, 7.25%, 7/15/2027	3	3
Series 1987, Class PE, 7.50%, 9/15/2027	28	30
Series 2019, Class Z, 6.50%, 12/15/2027	39	42
Series 2038, Class PN, IO, 7.00%, 3/15/2028	42	5
Series 2040, Class PE, 7.50%, 3/15/2028	110	119
Series 2054, Class PV, 7.50%, 5/15/2028	46	50
Series 2063, Class PG, 6.50%, 6/15/2028	64	69
Series 2064, Class TE, 7.00%, 6/15/2028	10	11
Series 2070, Class C, 6.00%, 7/15/2028	49	52
Series 2075, Class PM, 6.25%, 8/15/2028	153	162
Series 2075, Class PH, 6.50%, 8/15/2028	143	153
Series 2086, Class GB, 6.00%, 9/15/2028	15	16
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	59	5
Series 2095, Class PE, 6.00%, 11/15/2028	121	128
Series 2106, Class ZD, 6.00%, 12/15/2028	245	260
Series 2388, Class FB, 1.47%, 1/15/2029 (i)	55	55
Series 2110, Class PG, 6.00%, 1/15/2029	314	334

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2125, Class JZ, 6.00%, 2/15/2029	73	77
Series 2126, Class CB, 6.25%, 2/15/2029	315	333
Series 2132, Class SB, HB, IF, 27.08%, 3/15/2029 (i)	9	11
Series 2141, IO, 7.00%, 4/15/2029	4	—
Series 2169, Class TB, 7.00%, 6/15/2029	295	321
Series 2163, Class PC, IO, 7.50%, 6/15/2029	23	2
Series 2172, Class QC, 7.00%, 7/15/2029	168	184
Series 2176, Class OJ, 7.00%, 8/15/2029	76	83
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	56	61
Series 2204, Class GB, 8.00%, 12/20/2029 (i)	4	1
Series 2208, Class PG, 7.00%, 1/15/2030	150	165
Series 2209, Class TC, 8.00%, 1/15/2030	41	46
Series 2210, Class Z, 8.00%, 1/15/2030	150	168
Series 2224, Class CB, 8.00%, 3/15/2030	35	40
Series 3654, Class DC, 5.00%, 4/15/2030	5,792	6,012
Series 2230, Class Z, 8.00%, 4/15/2030	50	55
Series 2234, Class PZ, 7.50%, 5/15/2030	39	43
Series 2247, Class Z, 7.50%, 8/15/2030	40	44
Series 2256, Class MC, 7.25%, 9/15/2030	83	92
Series 2259, Class ZM, 7.00%, 10/15/2030	117	129
Series 2262, Class Z, 7.50%, 10/15/2030	9	10
Series 2271, Class PC, 7.25%, 12/15/2030	120	133
Series 2296, Class PD, 7.00%, 3/15/2031	73	80
Series 2313, Class LA, 6.50%, 5/15/2031	20	22
Series 2325, Class PM, 7.00%, 6/15/2031	42	47
Series 2359, Class ZB, 8.50%, 6/15/2031	132	151
Series 2332, Class ZH, 7.00%, 7/15/2031	136	151
Series 2344, Class ZD, 6.50%, 8/15/2031	781	846
Series 2344, Class ZJ, 6.50%, 8/15/2031	96	106
Series 2345, Class NE, 6.50%, 8/15/2031	64	70
Series 2351, Class PZ, 6.50%, 8/15/2031	57	61
Series 2367, Class ME, 6.50%, 10/15/2031	82	89
Series 2399, Class OH, 6.50%, 1/15/2032	99	107
Series 2399, Class TH, 6.50%, 1/15/2032	128	140
Series 2418, Class FO, 1.77%, 2/15/2032 (i)	213	215
Series 2410, Class OE, 6.38%, 2/15/2032	53	56
Series 2410, Class NG, 6.50%, 2/15/2032	137	150
Series 2420, Class XK, 6.50%, 2/15/2032	167	183
Series 2475, Class S, IF, IO, 7.13%, 2/15/2032 (i)	320	47
Series 2410, Class QX, IF, IO, 7.78%, 2/15/2032 (i)	68	8
Series 2412, Class SP, IF, 14.35%, 2/15/2032 (i)	157	179
Series 2410, Class QS, IF, 17.23%, 2/15/2032 (i)	170	211
Series 2423, Class TB, 6.50%, 3/15/2032	239	254
Series 2430, Class WF, 6.50%, 3/15/2032	198	218
Series 2423, Class MC, 7.00%, 3/15/2032	125	138
Series 2423, Class MT, 7.00%, 3/15/2032	152	169
Series 2444, Class ES, IF, IO, 7.08%, 3/15/2032 (i)	131	14

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2450, Class SW, IF, IO, 7.13%, 3/15/2032 (i)	86	9
Series 2434, Class ZA, 6.50%, 4/15/2032	408	435
Series 2435, Class CJ, 6.50%, 4/15/2032	327	357
Series 2441, Class GF, 6.50%, 4/15/2032	48	52
Series 2434, Class TC, 7.00%, 4/15/2032	275	304
Series 2436, Class MC, 7.00%, 4/15/2032	70	76
Series 2455, Class GK, 6.50%, 5/15/2032	159	170
Series 2450, Class GZ, 7.00%, 5/15/2032	150	168
Series 2458, Class ZM, 6.50%, 6/15/2032	130	139
Series 2466, Class DH, 6.50%, 6/15/2032	62	68
Series 2466, Class PH, 6.50%, 6/15/2032	181	199
Series 2474, Class NR, 6.50%, 7/15/2032	175	189
Series 2484, Class LZ, 6.50%, 7/15/2032	219	237
Series 3393, Class JO, PO, 9/15/2032	542	475
Series 2500, Class MC, 6.00%, 9/15/2032	213	231
Series 2835, Class QO, PO, 12/15/2032	26	23
Series 2571, Class FY, 1.62%, 12/15/2032 (i)	209	212
Series 2543, Class YX, 6.00%, 12/15/2032	398	429
Series 2544, Class HC, 6.00%, 12/15/2032	142	157
Series 2571, Class SY, IF, 16.50%, 12/15/2032 (i)	123	141
Series 2552, Class ME, 6.00%, 1/15/2033	262	285
Series 2567, Class QD, 6.00%, 2/15/2033	218	238
Series 2575, Class ME, 6.00%, 2/15/2033	1,000	1,082
Series 2596, Class QG, 6.00%, 3/15/2033	156	164
Series 2586, Class WI, IO, 6.50%, 3/15/2033	98	18
Series 2631, Class SA, IF, 13.25%, 6/15/2033 (i)	339	398
Series 2653, Class PZ, 5.00%, 7/15/2033	1,977	2,048
Series 2642, Class SL, IF, 6.40%, 7/15/2033 (i)	4	4
Series 2692, Class SC, IF, 11.54%, 7/15/2033 (i)	127	139
Series 4238, Class WY, 3.00%, 8/15/2033	2,767	2,738
Series 2671, Class S, IF, 13.15%, 9/15/2033 (i)	96	111
Series 2733, Class SB, IF, 7.22%, 10/15/2033 (i)	2,620	2,667
Series 2780, Class SY, IF, 14.58%, 11/15/2033 (i)	51	61
Series 2722, Class PF, 1.47%, 12/15/2033 (i)	800	806
Series 3920, Class LP, 5.00%, 1/15/2034	1,229	1,291
Series 2744, Class PE, 5.50%, 2/15/2034	8	8
Series 2802, Class OH, 6.00%, 5/15/2034	490	519
Series 2990, Class SL, HB, IF, 21.29%, 6/15/2034 (i)	66	69
Series 3611, PO, 7/15/2034	528	465
Series 3305, Class MG, IF, 3.09%, 7/15/2034 (i)	209	216
Series 2990, Class GO, PO, 2/15/2035	170	147
Series 2929, Class MS, HB, IF, 24.31%, 2/15/2035 (i)	220	241
Series 3077, Class TO, PO, 4/15/2035	142	136
Series 2968, Class EH, 6.00%, 4/15/2035	5,650	6,025
Series 2981, Class FA, 1.27%, 5/15/2035 (i)	263	263
Series 2988, Class AF, 1.17%, 6/15/2035 (i)	424	422
Series 2990, Class WP, IF, 15.60%, 6/15/2035 (i)	6	7
Series 3014, Class OD, PO, 8/15/2035	40	34

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3085, Class WF, 1.67%, 8/15/2035 (i)	248	253
Series 3029, Class SO, PO, 9/15/2035	117	107
Series 3064, Class SG, IF, 17.08%, 11/15/2035 (i)	171	215
Series 3101, Class UZ, 6.00%, 1/15/2036	600	658
Series 3102, Class HS, HB, IF, 21.36%, 1/15/2036 (i)	31	36
Series 3117, Class AO, PO, 2/15/2036	312	288
Series 3117, Class EO, PO, 2/15/2036	135	117
Series 3117, Class OG, PO, 2/15/2036	100	89
Series 3117, Class OK, PO, 2/15/2036	120	104
Series 3122, Class OH, PO, 3/15/2036	193	170
Series 3122, Class OP, PO, 3/15/2036	179	165
Series 3134, PO, 3/15/2036	32	29
Series 3122, Class ZB, 6.00%, 3/15/2036	26	31
Series 3138, PO, 4/15/2036	165	142
Series 3147, PO, 4/15/2036	364	335
Series 3607, Class AO, PO, 4/15/2036	325	277
Series 3607, Class BO, PO, 4/15/2036	596	521
Series 3137, Class XP, 6.00%, 4/15/2036	401	440
Series 3219, Class DI, IO, 6.00%, 4/15/2036	310	62
Series 3819, Class ZQ, 6.00%, 4/15/2036	3,141	3,450
Series 3149, Class SO, PO, 5/15/2036	95	80
Series 3151, PO, 5/15/2036	216	188
Series 3153, Class EO, PO, 5/15/2036	259	224
Series 3233, Class OP, PO, 5/15/2036	43	38
Series 3171, Class MO, PO, 6/15/2036	408	372
Series 3164, Class MG, 6.00%, 6/15/2036	69	70
Series 3523, Class SD, IF, 17.26%, 6/15/2036 (i)	119	126
Series 3179, Class OA, PO, 7/15/2036	110	94
Series 3194, Class SA, IF, IO, 6.23%, 7/15/2036 (i)	58	9
Series 3181, Class AZ, 6.50%, 7/15/2036	400	443
Series 3195, Class PD, 6.50%, 7/15/2036	335	361
Series 3200, PO, 8/15/2036	178	155
Series 3200, Class AY, 5.50%, 8/15/2036	759	819
Series 3645, Class KZ, 5.50%, 8/15/2036	271	290
Series 3202, Class HI, IF, IO, 5.78%, 8/15/2036 (i)	2,569	368
Series 3213, Class OA, PO, 9/15/2036	97	84
Series 3218, Class AO, PO, 9/15/2036	84	66
Series 3225, Class EO, PO, 10/15/2036	216	185
Series 3232, Class ST, IF, IO, 5.83%, 10/15/2036 (i)	271	40
Series 3704, Class DT, 7.50%, 11/15/2036	2,524	2,851
Series 3256, PO, 12/15/2036	112	97
Series 3704, Class CT, 7.00%, 12/15/2036	6,163	6,930
Series 3704, Class ET, 7.50%, 12/15/2036	2,147	2,454
Series 3261, Class OA, PO, 1/15/2037	115	99
Series 3260, Class CS, IF, IO, 5.27%, 1/15/2037 (i)	177	25
Series 3274, Class JO, PO, 2/15/2037	31	28
Series 3510, Class OD, PO, 2/15/2037	301	273
Series 3275, Class FL, 1.31%, 2/15/2037 (i)	172	172

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3274, Class B, 6.00%, 2/15/2037	262	276
Series 3286, PO, 3/15/2037	14	12
Series 3290, Class SB, IF, IO, 5.58%, 3/15/2037 (i)	321	43
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	103	113
Series 3373, Class TO, PO, 4/15/2037	111	97
Series 3302, Class UT, 6.00%, 4/15/2037	300	329
Series 3316, PO, 5/15/2037	200	168
Series 3318, Class AO, PO, 5/15/2037	5	5
Series 3607, PO, 5/15/2037	1,168	984
Series 3315, Class HZ, 6.00%, 5/15/2037	274	293
Series 3326, Class JO, PO, 6/15/2037	18	15
Series 3331, PO, 6/15/2037	109	94
Series 3607, Class OP, PO, 7/15/2037	1,092	919
Series 4032, Class TO, PO, 7/15/2037	1,560	1,309
Series 4048, Class FJ, 0.86%, 7/15/2037 (i)	3,048	3,034
Series 3344, Class SL, IF, IO, 5.73%, 7/15/2037 (i)	256	31
Series 3365, PO, 9/15/2037	168	141
Series 3371, Class FA, 1.47%, 9/15/2037 (i)	79	80
Series 3387, Class SA, IF, IO, 5.55%, 11/15/2037 (i)	1,293	166
Series 3383, Class SA, IF, IO, 5.58%, 11/15/2037 (i)	794	119
Series 3404, Class SC, IF, IO, 5.13%, 1/15/2038 (i)	1,485	186
Series 3422, Class SE, IF, 15.26%, 2/15/2038 (i)	60	71
Series 3423, Class PB, 5.50%, 3/15/2038	1,287	1,379
Series 3424, Class PI, IF, IO, 5.93%, 4/15/2038 (i)	724	124
Series 3453, Class B, 5.50%, 5/15/2038	94	100
Series 3455, Class SE, IF, IO, 5.33%, 6/15/2038 (i)	611	67
Series 3461, Class LZ, 6.00%, 6/15/2038	67	73
Series 3461, Class Z, 6.00%, 6/15/2038	1,807	1,945
Series 3481, Class SJ, IF, IO, 4.98%, 8/15/2038 (i)	1,098	139
Series 3895, Class WA, 5.67%, 10/15/2038 (i)	463	492
Series 3501, Class CB, 5.50%, 1/15/2039	852	913
Series 3546, Class A, 1.70%, 2/15/2039 (i)	337	347
Series 3511, Class SA, IF, IO, 5.13%, 2/15/2039 (i)	460	51
Series 3531, Class SM, IF, IO, 5.23%, 5/15/2039 (i)	72	9
Series 3531, Class SA, IF, IO, 5.43%, 5/15/2039 (i)	536	25
Series 3549, Class FA, 2.07%, 7/15/2039 (i)	89	91
Series 3680, Class MA, 4.50%, 7/15/2039	193	194
Series 3607, Class TO, PO, 10/15/2039	567	483
Series 3795, Class EI, IO, 5.00%, 10/15/2039	363	10
Series 3608, Class SC, IF, IO, 5.38%, 12/15/2039 (i)	482	58
Series 3621, Class BO, PO, 1/15/2040	482	419
Series 3802, Class LS, IF, IO, 1.25%, 1/15/2040 (i)	2,913	113
Series 3632, Class BS, IF, 14.58%, 2/15/2040 (i)	1,545	1,771
Series 3966, Class BF, 1.37%, 10/15/2040 (i)	26	26
Series 3740, Class SB, IF, IO, 5.13%, 10/15/2040 (i)	1,112	133
Series 3740, Class SC, IF, IO, 5.13%, 10/15/2040 (i)	1,071	165
Series 3779, Class GZ, 4.50%, 12/15/2040	6,861	6,671
Series 3779, Class Z, 4.50%, 12/15/2040	16,588	16,611

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3860, Class PZ, 5.00%, 5/15/2041	12,706	13,320
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	795	799
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	2,064	2,057
Series 4048, Class FB, 1.27%, 10/15/2041 (i)	2,235	2,232
Series 3957, Class B, 4.00%, 11/15/2041	1,546	1,568
Series 3966, Class NA, 4.00%, 12/15/2041	1,307	1,340
Series 4012, Class FN, 1.37%, 3/15/2042 (i)	3,834	3,831
Series 4077, Class FB, 1.37%, 7/15/2042 (i)	1,616	1,621
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,688
Series 4257, Class DZ, 2.50%, 10/15/2043	6,067	5,446
Series 3688, Class GT, 7.50%, 11/15/2046 (i)	3,156	3,489
Series 4809, Class ZM, 4.00%, 7/15/2048	28,807	28,897
Series 4837, Class ZB, 4.00%, 10/15/2048	9,551	9,608
FHLMC, STRIPS
Series 197, PO, 4/1/2028	248	231
Series 233, Class 11, IO, 5.00%, 9/15/2035	548	118
Series 233, Class 12, IO, 5.00%, 9/15/2035	469	66
Series 233, Class 13, IO, 5.00%, 9/15/2035	895	189
Series 239, Class S30, IF, IO, 6.83%, 8/15/2036 (i)	1,650	292
Series 264, Class F1, 1.42%, 7/15/2042 (i)	6,471	6,552
Series 262, Class 35, 3.50%, 7/15/2042	16,851	16,686
Series 270, Class F1, 1.37%, 8/15/2042 (i)	2,316	2,357
Series 299, Class 300, 3.00%, 1/15/2043	1,228	1,172
Series 310, PO, 9/15/2043	3,772	3,147
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.50%, 7/25/2032 (i)	366	371
Series T-48, Class 1A, 4.47%, 7/25/2033 (i)	1,060	1,063
Series T-76, Class 2A, 1.51%, 10/25/2037 (i)	6,062	5,884
Series T-42, Class A5, 7.50%, 2/25/2042	1,450	1,637
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	276	299
Series T-54, Class 2A, 6.50%, 2/25/2043	1,631	1,799
Series T-54, Class 3A, 7.00%, 2/25/2043	526	568
Series T-56, Class A5, 5.23%, 5/25/2043	3,571	3,726
Series T-57, Class 1AP, PO, 7/25/2043	127	103
Series T-57, Class 1A3, 7.50%, 7/25/2043	339	385
Series T-58, Class A, PO, 9/25/2043	139	106
Series T-58, Class 4A, 7.50%, 9/25/2043	1,919	2,069
Series T-59, Class 1AP, PO, 10/25/2043	158	93
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,880	2,036
Series T-62, Class 1A1, 1.52%, 10/25/2044 (i)	2,165	2,198
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	493	298
Series 2007-FA4, Class 1A2, IF, IO, 4.64%, 8/25/2037 ‡ (i)	4,943	680
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (b)	116,200	116,200
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,301	1,433
Series 2003-W8, Class 3F1, 1.41%, 5/25/2042 (i)	173	172
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	330	350

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	572	613
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,026	2,076
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	740	795
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	782	842
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	236	258
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	212	229
Series 2004-W15, Class 2AF, 1.26%, 8/25/2044 (i)	648	645
Series 2005-W3, Class 2AF, 1.23%, 3/25/2045 (i)	5,596	5,577
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	311	330
Series 2006-W2, Class 2A, 2.50%, 11/25/2045 (i)	844	875
Series 2006-W2, Class 1AF1, 1.23%, 2/25/2046 (i)	2,530	2,529
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	356	371
Series 2001-T3, Class A1, 7.50%, 11/25/2040	605	640
Series 2002-T4, Class A1, 6.50%, 12/25/2041	7,145	7,710
Series 2002-T16, Class A2, 7.00%, 7/25/2042	740	820
Series 2004-T2, Class 2A, 3.40%, 7/25/2043 (i)	535	549
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,145	1,245
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	131	142
Series 2004-T3, Class PT1, 10.19%, 1/25/2044 (i)	143	161
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,817	1,958
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	764	840
FNMA, REMIC
Series G92-35, Class E, 7.50%, 7/25/2022	—	—
Series 1992-117, Class MA, 8.00%, 7/25/2022	1	1
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	—
Series 1992-136, Class PK, 6.00%, 8/25/2022	—	—
Series 1996-59, Class J, 6.50%, 8/25/2022	—	—
Series G92-52, Class FD, 0.69%, 9/25/2022 (i)	—	—
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	—
Series 2002-54, Class PG, 6.00%, 9/25/2022	8	8
Series 1992-163, Class M, 7.75%, 9/25/2022	1	1
Series 1992-150, Class M, 8.00%, 9/25/2022	1	1
Series G92-62, Class B, PO, 10/25/2022	—	—
Series G92-59, Class F, 2.83%, 10/25/2022 (i)	—	—
Series G92-61, Class Z, 7.00%, 10/25/2022	—	—
Series 1992-188, Class PZ, 7.50%, 10/25/2022	2	2
Series G93-1, Class KA, 7.90%, 1/25/2023	1	1
Series G93-5, Class Z, 6.50%, 2/25/2023	1	1
Series 1997-61, Class ZC, 7.00%, 2/25/2023	12	12
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	1	1
Series 2003-17, Class EQ, 5.50%, 3/25/2023	62	62
Series G93-14, Class J, 6.50%, 3/25/2023	1	1
Series 1993-37, Class PX, 7.00%, 3/25/2023	11	12
Series 1993-25, Class J, 7.50%, 3/25/2023	5	5
Series 1993-21, Class KA, 7.70%, 3/25/2023	2	2
Series 1998-4, Class C, PO, 4/25/2023	1	1
Series 2003-23, Class EQ, 5.50%, 4/25/2023	128	129

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	2	2
Series 1993-54, Class Z, 7.00%, 4/25/2023	4	4
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (i)	3	—
Series 1993-62, Class SA, IF, 15.57%, 4/25/2023 (i)	2	2
Series 2003-39, Class LW, 5.50%, 5/25/2023	38	38
Series 1993-56, Class PZ, 7.00%, 5/25/2023	56	57
Series 2008-61, Class BH, 4.50%, 7/25/2023	35	35
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	34	35
Series 1993-122, Class M, 6.50%, 7/25/2023	1	1
Series 1993-99, Class Z, 7.00%, 7/25/2023	33	34
Series 2002-1, Class G, 7.00%, 7/25/2023	21	21
Series G93-27, Class FD, 1.89%, 8/25/2023 (i)	1	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	33	34
Series 1993-141, Class Z, 7.00%, 8/25/2023	53	54
Series 1999-38, Class SK, IF, IO, 7.04%, 8/25/2023 (i)	—	—
Series 1996-14, Class SE, IF, IO, 7.86%, 8/25/2023 (i)	30	1
Series 1993-205, Class H, PO, 9/25/2023	2	2
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	3	3
Series 1993-165, Class SD, IF, 10.35%, 9/25/2023 (i)	2	2
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	2	2
Series 1993-183, Class KA, 6.50%, 10/25/2023	47	48
Series 1993-189, Class PL, 6.50%, 10/25/2023	18	18
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	1	1
Series 1993-179, Class SB, HB, IF, 20.45%, 10/25/2023 (i)	2	2
Series 1999-52, Class NS, HB, IF, 20.56%, 10/25/2023 (i)	3	3
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	20	20
Series 1993-230, Class FA, 1.27%, 12/25/2023 (i)	2	2
Series 1993-247, Class FE, 2.01%, 12/25/2023 (i)	5	5
Series 1993-225, Class UB, 6.50%, 12/25/2023	6	6
Series 1993-247, Class SU, IF, 10.82%, 12/25/2023 (i)	2	2
Series 2002-1, Class UD, HB, IF, 20.98%, 12/25/2023 (i)	5	5
Series 1993-247, Class SA, HB, IF, 21.59%, 12/25/2023 (i)	6	6
Series 1994-37, Class L, 6.50%, 3/25/2024	19	20
Series 1994-40, Class Z, 6.50%, 3/25/2024	123	126
Series 1994-62, Class PK, 7.00%, 4/25/2024	178	183
Series 1994-63, Class PK, 7.00%, 4/25/2024	78	80
Series 2004-53, Class NC, 5.50%, 7/25/2024	12	12
Series 2004-65, Class EY, 5.50%, 8/25/2024	187	190
Series 2004-81, Class JG, 5.00%, 11/25/2024	334	339
Series 1995-2, Class Z, 8.50%, 1/25/2025	5	5
Series G95-1, Class C, 8.80%, 1/25/2025	14	14
Series 2005-67, Class EY, 5.50%, 8/25/2025	329	338
Series 2005-121, Class DX, 5.50%, 1/25/2026	174	178
Series 2006-94, Class GK, HB, IF, 28.22%, 10/25/2026 (i)	52	60
Series 1996-48, Class Z, 7.00%, 11/25/2026	49	51
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	11	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	5	—
Series 1997-27, Class J, 7.50%, 4/18/2027	18	19
Series 1997-29, Class J, 7.50%, 4/20/2027	28	30
Series 1997-32, Class PG, 6.50%, 4/25/2027	60	63
Series 1997-39, Class PD, 7.50%, 5/20/2027	94	101
Series 1997-42, Class ZC, 6.50%, 7/18/2027	5	5
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	26	2
Series 1998-36, Class ZB, 6.00%, 7/18/2028	33	34
Series 2008-55, Class S, IF, IO, 6.59%, 7/25/2028 (i)	912	80
Series 1998-66, Class SB, IF, IO, 7.14%, 12/25/2028 (i)	—	—
Series 2009-11, Class NB, 5.00%, 3/25/2029	521	532
Series 1999-18, Class Z, 5.50%, 4/18/2029	22	23
Series 1999-17, Class C, 6.35%, 4/25/2029	20	21
Series 1999-62, Class PB, 7.50%, 12/18/2029	32	34
Series 2000-2, Class ZE, 7.50%, 2/25/2030	168	184
Series 2000-20, Class SA, IF, IO, 8.09%, 7/25/2030 (i)	42	2
Series 2000-52, IO, 8.50%, 1/25/2031	11	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	26	29
Series 2011-31, Class DB, 3.50%, 4/25/2031	3,792	3,822
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	140	18
Series 2001-30, Class PM, 7.00%, 7/25/2031	76	82
Series 2001-36, Class DE, 7.00%, 8/25/2031	146	161
Series 2001-49, Class Z, 6.50%, 9/25/2031	38	42
Series 2001-44, Class MY, 7.00%, 9/25/2031	186	206
Series 2001-44, Class PD, 7.00%, 9/25/2031	32	35
Series 2001-44, Class PU, 7.00%, 9/25/2031	27	30
Series 2001-60, Class QS, HB, IF, 20.98%, 9/25/2031 (i)	109	119
Series 2001-52, Class KB, 6.50%, 10/25/2031	28	30
Series 2003-52, Class SX, IF, 19.93%, 10/25/2031 (i)	59	74
Series 2001-60, Class PX, 6.00%, 11/25/2031	241	260
Series 2001-61, Class Z, 7.00%, 11/25/2031	279	311
Series 2004-74, Class SW, IF, 13.63%, 11/25/2031 (i)	79	88
Series 2001-72, Class SX, IF, 15.12%, 12/25/2031 (i)	6	7
Series 2001-81, Class LO, PO, 1/25/2032	8	8
Series 2002-1, Class SA, HB, IF, 21.92%, 2/25/2032 (i)	22	25
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	208	7
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	3	3
Series 2002-21, Class LO, PO, 4/25/2032	8	7
Series 2002-15, Class ZA, 6.00%, 4/25/2032	617	656
Series 2002-21, Class PE, 6.50%, 4/25/2032	110	120
Series 2002-28, Class PK, 6.50%, 5/25/2032	219	239
Series 2002-37, Class Z, 6.50%, 6/25/2032	102	110
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	396	48
Series 2002-48, Class GH, 6.50%, 8/25/2032	282	311
Series 2002-71, Class AP, 5.00%, 11/25/2032	45	47
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,860	2,011
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	87	94
Series 2004-61, Class SH, IF, 19.97%, 11/25/2032 (i)	32	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-59, Class BG, PO, 12/25/2032	50	44
Series 2002-78, Class Z, 5.50%, 12/25/2032	594	636
Series 2002-77, Class S, IF, 12.64%, 12/25/2032 (i)	41	45
Series 2003-9, Class NZ, 6.50%, 2/25/2033	100	110
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	74	4
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,017	1,033
Series 2003-35, Class EA, PO, 5/25/2033	31	28
Series 2003-42, Class GB, 4.00%, 5/25/2033	66	68
Series 2003-34, Class AX, 6.00%, 5/25/2033	145	157
Series 2003-34, Class ED, 6.00%, 5/25/2033	779	844
Series 2003-34, Class GE, 6.00%, 5/25/2033	416	447
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	45	7
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	416	76
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	736	70
Series 2003-47, Class PE, 5.75%, 6/25/2033	311	332
Series 2004-4, Class QI, IF, IO, 6.09%, 6/25/2033 (i)	24	—
Series 2004-4, Class QM, IF, 12.19%, 6/25/2033 (i)	18	18
Series 2003-64, Class SX, IF, 11.75%, 7/25/2033 (i)	100	105
Series 2003-132, Class OA, PO, 8/25/2033	12	11
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	969	155
Series 2003-73, Class HC, 5.50%, 8/25/2033	476	512
Series 2003-71, Class DS, IF, 6.40%, 8/25/2033 (i)	511	500
Series 2003-74, Class SH, IF, 8.36%, 8/25/2033 (i)	73	75
Series 2005-56, Class TP, IF, 15.13%, 8/25/2033 (i)	87	91
Series 2003-91, Class SD, IF, 10.82%, 9/25/2033 (i)	79	86
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,473	7,386
Series 2003-105, Class AZ, 5.50%, 10/25/2033	3,644	3,912
Series 2003-116, Class SB, IF, IO, 6.59%, 11/25/2033 (i)	517	67
Series 2006-44, Class P, PO, 12/25/2033	450	391
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	3,014	3,295
Series 2004-87, Class F, 1.76%, 1/25/2034 (i)	607	616
Series 2003-130, Class SX, IF, 10.01%, 1/25/2034 (i)	11	12
Series 2003-131, Class SK, IF, 14.19%, 1/25/2034 (i)	18	19
Series 2004-46, Class EP, PO, 3/25/2034	353	338
Series 2004-28, Class PF, 1.41%, 3/25/2034 (i)	324	324
Series 2004-17, Class H, 5.50%, 4/25/2034	1,128	1,205
Series 2004-25, Class SA, IF, 16.76%, 4/25/2034 (i)	203	240
Series 2004-36, Class FA, 1.41%, 5/25/2034 (i)	1,088	1,088
Series 2004-46, Class SK, IF, 13.73%, 5/25/2034 (i)	55	60
Series 2004-36, Class SA, IF, 16.76%, 5/25/2034 (i)	465	559
Series 2004-46, Class QB, IF, 19.98%, 5/25/2034 (i)	95	115
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,821	1,926
Series 2004-51, Class SY, IF, 12.23%, 7/25/2034 (i)	70	72
Series 2005-93, Class MF, 1.26%, 8/25/2034 (i)	44	44
Series 2005-25, Class PF, 1.36%, 4/25/2035 (i)	556	554
Series 2005-42, Class PS, IF, 14.49%, 5/25/2035 (i)	20	22
Series 2005-74, Class CS, IF, 17.25%, 5/25/2035 (i)	339	362
Series 2005-74, Class SK, IF, 17.36%, 5/25/2035 (i)	233	250

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-74, Class CP, HB, IF, 21.06%, 5/25/2035 (i)	78	83
Series 2005-59, Class SU, HB, IF, 20.47%, 6/25/2035 (i)	144	177
Series 2005-56, Class S, IF, IO, 5.70%, 7/25/2035 (i)	295	40
Series 2005-66, Class SG, IF, 14.86%, 7/25/2035 (i)	160	194
Series 2005-68, Class PG, 5.50%, 8/25/2035	434	460
Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,257	3,481
Series 2005-73, Class PS, IF, 14.19%, 8/25/2035 (i)	160	177
Series 2005-72, Class SB, IF, 14.36%, 8/25/2035 (i)	128	145
Series 2005-90, PO, 9/25/2035	37	36
Series 2005-75, Class SV, HB, IF, 20.18%, 9/25/2035 (i)	36	41
Series 2010-39, Class OT, PO, 10/25/2035	112	101
Series 2005-84, Class XM, 5.75%, 10/25/2035	354	373
Series 2005-90, Class ES, IF, 14.36%, 10/25/2035 (i)	160	184
Series 2005-106, Class US, HB, IF, 20.88%, 11/25/2035 (i)	762	886
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,379	2,540
Series 2006-46, Class UC, 5.50%, 12/25/2035	128	132
Series 2005-109, Class PC, 6.00%, 12/25/2035	57	60
Series 2006-39, Class WC, 5.50%, 1/25/2036	80	82
Series 2006-16, Class OA, PO, 3/25/2036	80	71
Series 2006-8, Class WQ, PO, 3/25/2036	926	772
Series 2006-12, Class BZ, 5.50%, 3/25/2036	954	1,015
Series 2006-16, Class HZ, 5.50%, 3/25/2036	220	234
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,191	1,288
Series 2006-8, Class WN, IF, IO, 5.69%, 3/25/2036 (i)	3,394	477
Series 2006-11, Class PS, HB, IF, 20.88%, 3/25/2036 (i)	84	117
Series 2006-22, Class AO, PO, 4/25/2036	291	254
Series 2006-23, Class KO, PO, 4/25/2036	95	87
Series 2006-27, Class OH, PO, 4/25/2036	181	161
Series 2006-23, Class FK, 1.26%, 4/25/2036 (i)	564	559
Series 2006-33, Class LS, HB, IF, 25.62%, 5/25/2036 (i)	92	126
Series 2006-43, PO, 6/25/2036	77	69
Series 2006-43, Class DO, PO, 6/25/2036	229	198
Series 2006-44, Class GO, PO, 6/25/2036	157	138
Series 2006-50, Class JO, PO, 6/25/2036	559	483
Series 2006-50, Class PS, PO, 6/25/2036	690	622
Series 2006-46, Class FW, 1.41%, 6/25/2036 (i)	169	170
Series 2006-53, Class US, IF, IO, 5.57%, 6/25/2036 (i)	640	85
Series 2006-46, Class SW, HB, IF, 20.51%, 6/25/2036 (i)	27	35
Series 2006-58, PO, 7/25/2036	98	85
Series 2006-58, Class AP, PO, 7/25/2036	48	42
Series 2006-65, Class QO, PO, 7/25/2036	181	160
Series 2006-56, Class FC, 1.30%, 7/25/2036 (i)	1,509	1,502
Series 2006-58, Class FL, 1.47%, 7/25/2036 (i)	159	159
Series 2006-58, Class IG, IF, IO, 5.51%, 7/25/2036 (i)	152	19
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,953	2,123
Series 2006-63, Class ZH, 6.50%, 7/25/2036	966	1,074
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,280	1,420
Series 2006-60, Class AK, HB, IF, 24.78%, 7/25/2036 (i)	98	114

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-62, Class PS, HB, IF, 33.87%, 7/25/2036 (i)	68	102
Series 2006-72, Class GO, PO, 8/25/2036	320	292
Series 2006-72, Class TO, PO, 8/25/2036	55	47
Series 2006-79, Class DO, PO, 8/25/2036	131	119
Series 2006-79, Class OP, PO, 8/25/2036	191	161
Series 2006-79, Class DF, 1.36%, 8/25/2036 (i)	552	551
Series 2007-7, Class SG, IF, IO, 5.49%, 8/25/2036 (i)	810	141
Series 2006-77, Class PC, 6.50%, 8/25/2036	498	537
Series 2006-78, Class BZ, 6.50%, 8/25/2036	91	101
Series 2006-86, Class OB, PO, 9/25/2036	174	150
Series 2006-90, Class AO, PO, 9/25/2036	140	126
Series 2008-42, Class AO, PO, 9/25/2036	73	62
Series 2006-85, Class MZ, 6.50%, 9/25/2036	43	47
Series 2009-19, Class PW, 4.50%, 10/25/2036	825	855
Series 2006-95, Class SG, HB, IF, 22.18%, 10/25/2036 (i)	106	136
Series 2006-109, PO, 11/25/2036	50	43
Series 2006-110, PO, 11/25/2036	259	225
Series 2006-111, Class EO, PO, 11/25/2036	144	123
Series 2006-115, Class OK, PO, 12/25/2036	155	129
Series 2006-119, PO, 12/25/2036	82	74
Series 2006-118, Class A1, 0.73%, 12/25/2036 (i)	287	285
Series 2006-118, Class A2, 0.73%, 12/25/2036 (i)	1,217	1,203
Series 2006-117, Class GS, IF, IO, 5.64%, 12/25/2036 (i)	558	61
Series 2006-115, Class ES, HB, IF, 22.54%, 12/25/2036 (i)	20	25
Series 2006-128, PO, 1/25/2037	165	142
Series 2009-70, Class CO, PO, 1/25/2037	446	393
Series 2006-128, Class BP, 5.50%, 1/25/2037	69	72
Series 2007-10, Class FD, 1.26%, 2/25/2037 (i)	313	311
Series 2007-1, Class SD, HB, IF, 32.97%, 2/25/2037 (i)	73	168
Series 2007-14, Class OP, PO, 3/25/2037	131	115
Series 2007-77, Class FG, 1.51%, 3/25/2037 (i)	288	289
Series 2007-16, Class FC, 1.76%, 3/25/2037 (i)	187	189
Series 2009-63, Class P, 5.00%, 3/25/2037	16	17
Series 2007-22, Class SC, IF, IO, 5.07%, 3/25/2037 (i)	25	—
Series 2007-14, Class ES, IF, IO, 5.43%, 3/25/2037 (i)	1,034	137
Series 2007-18, Class MZ, 6.00%, 3/25/2037	281	294
Series 2007-28, Class EO, PO, 4/25/2037	431	369
Series 2007-35, Class SI, IF, IO, 5.09%, 4/25/2037 (i)	329	24
Series 2007-29, Class SG, IF, 19.31%, 4/25/2037 (i)	200	266
Series 2007-42, Class AO, PO, 5/25/2037	32	29
Series 2007-43, Class FL, 1.31%, 5/25/2037 (i)	232	230
Series 2007-42, Class B, 6.00%, 5/25/2037	590	643
Series 2007-98, Class FB, 1.46%, 6/25/2037 (i)	112	115
Series 2007-92, Class YS, IF, IO, 4.77%, 6/25/2037 (i)	179	20
Series 2007-53, Class SH, IF, IO, 5.09%, 6/25/2037 (i)	708	89
Series 2007-54, Class WI, IF, IO, 5.09%, 6/25/2037 (i)	218	29
Series 2007-92, Class YA, 6.50%, 6/25/2037	107	118
Series 2007-67, PO, 7/25/2037	298	261

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-97, Class FC, 1.51%, 7/25/2037 (i)	180	180
Series 2007-72, Class EK, IF, IO, 5.39%, 7/25/2037 (i)	2,001	280
Series 2007-70, Class Z, 5.50%, 7/25/2037	714	764
Series 2007-65, Class KI, IF, IO, 5.61%, 7/25/2037 (i)	669	88
Series 2007-60, Class AX, IF, IO, 6.14%, 7/25/2037 (i)	3,226	596
Series 2007-62, Class SE, IF, 13.99%, 7/25/2037 (i)	133	147
Series 2007-76, Class AZ, 5.50%, 8/25/2037	222	236
Series 2007-76, Class ZG, 6.00%, 8/25/2037	187	204
Series 2007-78, Class CB, 6.00%, 8/25/2037	75	81
Series 2007-78, Class PE, 6.00%, 8/25/2037	171	186
Series 2007-81, Class GE, 6.00%, 8/25/2037	298	320
Series 2007-79, Class SB, HB, IF, 20.33%, 8/25/2037 (i)	275	352
Series 2007-88, Class VI, IF, IO, 5.53%, 9/25/2037 (i)	1,036	153
Series 2007-85, Class SL, IF, 13.64%, 9/25/2037 (i)	54	60
Series 2009-86, Class OT, PO, 10/25/2037	2,712	2,299
Series 2007-100, Class SM, IF, IO, 5.44%, 10/25/2037 (i)	695	102
Series 2007-91, Class ES, IF, IO, 5.45%, 10/25/2037 (i)	1,088	162
Series 2007-108, Class SA, IF, IO, 5.35%, 12/25/2037 (i)	29	2
Series 2007-109, Class AI, IF, IO, 5.39%, 12/25/2037 (i)	924	97
Series 2007-112, Class SA, IF, IO, 5.44%, 12/25/2037 (i)	1,095	173
Series 2007-112, Class MJ, 6.50%, 12/25/2037	795	875
Series 2007-116, Class HI, IO, 0.90%, 1/25/2038 (i)	1,570	57
Series 2008-1, Class BI, IF, IO, 4.90%, 2/25/2038 (i)	812	103
Series 2008-4, Class SD, IF, IO, 4.99%, 2/25/2038 (i)	2,182	240
Series 2008-18, Class FA, 1.91%, 3/25/2038 (i)	210	215
Series 2008-16, Class IS, IF, IO, 5.19%, 3/25/2038 (i)	262	31
Series 2008-10, Class XI, IF, IO, 5.22%, 3/25/2038 (i)	282	35
Series 2008-20, Class SA, IF, IO, 5.98%, 3/25/2038 (i)	423	67
Series 2008-18, Class SP, IF, 11.99%, 3/25/2038 (i)	139	138
Series 2008-32, Class SA, IF, IO, 5.84%, 4/25/2038 (i)	144	20
Series 2008-27, Class SN, IF, IO, 5.89%, 4/25/2038 (i)	377	59
Series 2008-28, Class QS, IF, 17.68%, 4/25/2038 (i)	153	184
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-46, Class HI, IO, 1.12%, 6/25/2038 (i)	475	19
Series 2008-56, Class AC, 5.00%, 7/25/2038	174	182
Series 2008-60, Class JC, 5.00%, 7/25/2038	239	251
Series 2011-47, Class ZA, 5.50%, 7/25/2038	913	969
Series 2008-53, Class CI, IF, IO, 6.19%, 7/25/2038 (i)	217	26
Series 2008-80, Class SA, IF, IO, 4.84%, 9/25/2038 (i)	786	96
Series 2008-81, Class SB, IF, IO, 4.84%, 9/25/2038 (i)	807	92
Series 2009-4, Class BD, 4.50%, 2/25/2039	15	15
Series 2009-6, Class GS, IF, IO, 5.54%, 2/25/2039 (i)	543	84
Series 2009-17, Class QS, IF, IO, 5.64%, 3/25/2039 (i)	180	22
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	387	69
Series 2009-47, Class MT, 7.00%, 7/25/2039	10	11
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,543	1,627
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,911	2,079
Series 2009-65, Class MT, 5.00%, 9/25/2039	402	399

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-69, Class WA, 6.02%, 9/25/2039 (i)	619	662
Series 2009-84, Class WS, IF, IO, 4.89%, 10/25/2039 (i)	236	28
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	911	167
Series 2009-103, Class MB, 2.56%, 12/25/2039 (i)	792	824
Series 2009-99, Class SC, IF, IO, 5.17%, 12/25/2039 (i)	294	34
Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	1,627	1,747
Series 2009-113, Class AO, PO, 1/25/2040	238	209
Series 2009-112, Class ST, IF, IO, 5.24%, 1/25/2040 (i)	669	87
Series 2010-1, Class WA, 6.20%, 2/25/2040 (i)	266	285
Series 2010-16, Class WB, 6.17%, 3/25/2040 (i)	1,177	1,267
Series 2010-16, Class WA, 6.43%, 3/25/2040 (i)	1,146	1,220
Series 2010-49, Class SC, IF, 10.65%, 3/25/2040 (i)	1,021	1,124
Series 2010-40, Class FJ, 1.61%, 4/25/2040 (i)	185	186
Series 2010-35, Class SB, IF, IO, 5.41%, 4/25/2040 (i)	466	56
Series 2010-35, Class SJ, IF, 14.31%, 4/25/2040 (i)	638	692
Series 2010-43, Class FD, 1.61%, 5/25/2040 (i)	306	309
Series 2010-42, Class S, IF, IO, 5.39%, 5/25/2040 (i)	335	40
Series 2010-63, Class AP, PO, 6/25/2040	366	318
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,392	2,511
Series 2010-58, Class MB, 5.50%, 6/25/2040	4,187	4,421
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,290	1,382
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,590	1,662
Series 2010-111, Class AM, 5.50%, 10/25/2040	4,330	4,694
Series 2010-125, Class SA, IF, IO, 3.43%, 11/25/2040 (i)	1,825	144
Series 2010-147, Class SA, IF, IO, 5.52%, 1/25/2041 (i)	3,366	546
Series 2011-30, Class LS, IO, 1.53%, 4/25/2041 (i)	2,511	141
Series 2011-149, Class EF, 1.51%, 7/25/2041 (i)	194	195
Series 2011-75, Class FA, 1.56%, 8/25/2041 (i)	526	528
Series 2011-149, Class MF, 1.51%, 11/25/2041 (i)	800	802
Series 2011-118, Class LB, 7.00%, 11/25/2041	4,297	4,852
Series 2011-118, Class MT, 7.00%, 11/25/2041	5,036	5,654
Series 2011-118, Class NT, 7.00%, 11/25/2041	4,499	5,020
Series 2012-99, Class FA, 1.46%, 9/25/2042 (i)	1,218	1,216
Series 2012-101, Class FC, 1.51%, 9/25/2042 (i)	671	672
Series 2012-97, Class FB, 1.51%, 9/25/2042 (i)	2,454	2,463
Series 2012-108, Class F, 1.51%, 10/25/2042 (i)	1,947	1,954
Series 2013-81, Class TA, 3.00%, 2/25/2043	3,355	3,347
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,560	1,504
Series 2013-92, PO, 9/25/2043	4,818	4,056
Series 2013-101, Class DO, PO, 10/25/2043	4,287	3,574
Series 2013-128, PO, 12/25/2043	7,712	6,426
Series 2013-135, PO, 1/25/2044	2,773	2,306
Series 2014-29, Class PS, IF, IO, 5.04%, 5/25/2044 (i)	2,421	344
Series 2018-63, Class DA, 3.50%, 9/25/2048	2,187	2,146
Series 2018-94, Class DZ, 4.00%, 1/25/2049	13,642	13,557
Series 2010-103, Class SB, IF, IO, 5.09%, 11/25/2049 (i)	495	54
Series 2011-2, Class WA, 5.84%, 2/25/2051 (i)	453	483
Series 2011-58, Class WA, 5.50%, 7/25/2051 (i)	168	180

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	2,487	2,531
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	161	167
Series 2007-W5, PO, 6/25/2037	114	101
Series 2007-W7, Class 1A4, HB, IF, 35.17%, 7/25/2037 (i)	99	139
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	12,872	13,465
Series 2003-W4, Class 2A, 5.07%, 10/25/2042 (i)	86	91
Series 2003-W1, Class 1A1, 4.89%, 12/25/2042 (i)	614	618
Series 2003-W1, Class 2A, 5.37%, 12/25/2042 (i)	168	171
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	488	533
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	884	967
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	578	601
Series 2007-W10, Class 2A, 6.28%, 8/25/2047 (i)	65	68
Series 2009-W1, Class A, 6.00%, 12/25/2049	2,255	2,398
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.98%, 6/27/2036 (i)	2,083	2,055
Series 2007-54, Class FA, 1.41%, 6/25/2037 (i)	1,037	1,035
Series 2007-64, Class FB, 1.38%, 7/25/2037 (i)	322	319
Series 2007-106, Class A7, 6.22%, 10/25/2037 (i)	247	270
Series 2002-90, Class A1, 6.50%, 6/25/2042	346	378
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 300, Class 1, PO, 9/25/2024	91	89
Series 329, Class 1, PO, 1/25/2033	40	36
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	58	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	206	44
Series 374, Class 5, IO, 5.50%, 8/25/2036	151	28
Series 393, Class 6, IO, 5.50%, 4/25/2037	54	7
Series 383, Class 33, IO, 6.00%, 1/25/2038	142	28
Series 412, Class F2, 1.51%, 8/25/2042 (i)	2,429	2,442
Series 411, Class F1, 1.56%, 8/25/2042 (i)	5,556	5,561
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.27%, 11/25/2046 (i)	4,511	4,474
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (i)	59,040	59,040
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.00%, 6/19/2035 (i)	325	312
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	366	365
Series 2001-35, Class SA, IF, IO, 7.38%, 8/16/2031 (i)	72	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	344	343
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	1,737	1,766
Series 2003-58, Class BE, 6.50%, 1/20/2033	454	465
Series 2003-12, Class SP, IF, IO, 6.77%, 2/20/2033 (i)	111	6
Series 2003-24, PO, 3/16/2033	32	32
Series 2003-40, Class TJ, 6.50%, 3/20/2033	883	908
Series 2003-46, Class TC, 6.50%, 3/20/2033	259	267
Series 2003-25, Class PZ, 5.50%, 4/20/2033	967	987
Series 2003-46, Class MG, 6.50%, 5/20/2033	357	376
Series 2003-52, Class AP, PO, 6/16/2033	202	185

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-75, Class ZX, 6.00%, 9/16/2033	576	607
Series 2003-90, PO, 10/20/2033	29	29
Series 2010-41, Class WA, 5.83%, 10/20/2033 (i)	690	728
Series 2003-97, Class SA, IF, IO, 5.68%, 11/16/2033 (i)	347	21
Series 2003-112, Class SA, IF, IO, 5.68%, 12/16/2033 (i)	371	20
Series 2004-28, Class S, IF, 17.26%, 4/16/2034 (i)	180	214
Series 2005-7, Class JM, IF, 14.80%, 5/18/2034 (i)	8	8
Series 2004-46, PO, 6/20/2034	312	292
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,277	1,359
Series 2010-103, Class WA, 5.69%, 8/20/2034 (i)	380	406
Series 2004-73, Class JL, IF, IO, 5.68%, 9/16/2034 (i)	1,318	172
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	133	136
Series 2004-71, Class SB, HB, IF, 24.91%, 9/20/2034 (i)	133	163
Series 2004-83, Class AP, IF, 12.37%, 10/16/2034 (i)	3	3
Series 2004-89, Class LS, HB, IF, 21.18%, 10/16/2034 (i)	113	141
Series 2004-90, Class SI, IF, IO, 5.17%, 10/20/2034 (i)	1,876	161
Series 2004-96, Class SC, IF, IO, 5.15%, 11/20/2034 (i)	1,097	3
Series 2005-3, Class SK, IF, IO, 5.82%, 1/20/2035 (i)	1,239	159
Series 2005-68, Class DP, IF, 14.33%, 6/17/2035 (i)	386	407
Series 2008-79, Class CS, IF, 5.87%, 6/20/2035 (i)	614	601
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	125	19
Series 2005-66, Class SP, IF, 17.92%, 8/16/2035 (i)	74	86
Series 2010-14, Class CO, PO, 8/20/2035	721	636
Series 2005-65, Class SA, IF, 19.22%, 8/20/2035 (i)	27	32
Series 2005-68, Class KI, IF, IO, 5.37%, 9/20/2035 (i)	2,490	335
Series 2005-72, Class AZ, 5.50%, 9/20/2035	683	717
Series 2005-82, PO, 10/20/2035	168	144
Series 2010-14, Class BO, PO, 11/20/2035	252	223
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	257	35
Series 2006-20, Class QA, 5.75%, 2/20/2036	29	29
Series 2006-16, Class OP, PO, 3/20/2036	208	185
Series 2006-22, Class AO, PO, 5/20/2036	293	271
Series 2006-38, Class SW, IF, IO, 5.57%, 6/20/2036 (i)	11	—
Series 2006-34, PO, 7/20/2036	40	37
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,308	1,433
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,667	1,758
Series 2006-57, Class PZ, 5.56%, 10/20/2036	738	765
Series 2006-59, Class SD, IF, IO, 5.77%, 10/20/2036 (i)	393	40
Series 2006-65, Class SA, IF, IO, 5.87%, 11/20/2036 (i)	664	39
Series 2011-22, Class WA, 5.90%, 2/20/2037 (i)	253	272
Series 2007-57, PO, 3/20/2037	389	372
Series 2007-9, Class CI, IF, IO, 5.27%, 3/20/2037 (i)	787	66
Series 2007-17, Class JO, PO, 4/16/2037	402	342
Series 2007-17, Class JI, IF, IO, 5.94%, 4/16/2037 (i)	1,036	162
Series 2007-19, Class SD, IF, IO, 5.27%, 4/20/2037 (i)	388	20
Series 2010-129, Class AW, 5.93%, 4/20/2037 (i)	469	503
Series 2007-25, Class FN, 1.17%, 5/16/2037 (i)	333	332
Series 2007-28, Class BO, PO, 5/20/2037	59	52

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-26, Class SC, IF, IO, 5.27%, 5/20/2037 (i)	702	40
Series 2007-27, Class SD, IF, IO, 5.27%, 5/20/2037 (i)	772	59
Series 2007-35, PO, 6/16/2037	1,036	938
Series 2007-36, Class HO, PO, 6/16/2037	104	94
Series 2007-36, Class SE, IF, IO, 5.60%, 6/16/2037 (i)	444	32
Series 2007-36, Class SJ, IF, IO, 5.32%, 6/20/2037 (i)	560	30
Series 2007-45, Class QA, IF, IO, 5.71%, 7/20/2037 (i)	891	76
Series 2007-40, Class SN, IF, IO, 5.75%, 7/20/2037 (i)	853	82
Series 2007-40, Class SD, IF, IO, 5.82%, 7/20/2037 (i)	608	53
Series 2007-53, Class ES, IF, IO, 5.62%, 9/20/2037 (i)	621	48
Series 2007-53, Class SW, IF, 17.42%, 9/20/2037 (i)	140	166
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	236	5
Series 2008-7, Class SP, IF, 11.55%, 10/20/2037 (i)	103	102
Series 2009-79, Class OK, PO, 11/16/2037	1,106	992
Series 2007-74, Class SL, IF, IO, 5.67%, 11/16/2037 (i)	739	89
Series 2007-73, Class MI, IF, IO, 5.07%, 11/20/2037 (i)	693	40
Series 2007-76, Class SB, IF, IO, 5.57%, 11/20/2037 (i)	1,344	72
Series 2007-67, Class SI, IF, IO, 5.58%, 11/20/2037 (i)	742	67
Series 2007-72, Class US, IF, IO, 5.62%, 11/20/2037 (i)	609	38
Series 2008-7, Class SK, IF, 17.17%, 11/20/2037 (i)	73	77
Series 2007-79, Class SY, IF, IO, 5.62%, 12/20/2037 (i)	905	43
Series 2008-1, PO, 1/20/2038	41	37
Series 2015-137, Class WA, 5.55%, 1/20/2038 (i)	2,521	2,731
Series 2009-106, Class ST, IF, IO, 5.07%, 2/20/2038 (i)	5,748	526
Series 2008-17, IO, 5.50%, 2/20/2038	134	—
Series 2008-33, Class XS, IF, IO, 6.83%, 4/16/2038 (i)	361	40
Series 2008-36, Class SH, IF, IO, 5.37%, 4/20/2038 (i)	900	2
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (i)	3,165	367
Series 2008-55, Class SA, IF, IO, 5.27%, 6/20/2038 (i)	221	15
Series 2008-50, Class KB, 6.00%, 6/20/2038	468	500
Series 2008-60, Class CS, IF, IO, 5.22%, 7/20/2038 (i)	765	47
Series 2008-69, Class QD, 5.75%, 7/20/2038	396	409
Series 2008-71, Class SC, IF, IO, 5.07%, 8/20/2038 (i)	264	18
Series 2012-59, Class WA, 5.58%, 8/20/2038 (i)	1,202	1,282
Series 2008-76, Class US, IF, IO, 4.97%, 9/20/2038 (i)	941	76
Series 2008-81, Class S, IF, IO, 5.27%, 9/20/2038 (i)	1,954	88
Series 2009-25, Class SE, IF, IO, 6.67%, 9/20/2038 (i)	405	37
Series 2011-97, Class WA, 6.12%, 11/20/2038 (i)	710	775
Series 2008-93, Class AS, IF, IO, 4.77%, 12/20/2038 (i)	1,037	82
Series 2008-96, Class SL, IF, IO, 5.07%, 12/20/2038 (i)	574	26
Series 2011-163, Class WA, 5.88%, 12/20/2038 (i)	2,782	2,998
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	22	—
Series 2008-95, Class DS, IF, IO, 6.37%, 12/20/2038 (i)	1,695	155
Series 2014-6, Class W, 5.38%, 1/20/2039 (i)	1,954	2,078
Series 2009-6, Class SA, IF, IO, 5.23%, 2/16/2039 (i)	376	10
Series 2009-11, Class SC, IF, IO, 5.28%, 2/16/2039 (i)	527	27
Series 2009-10, Class SA, IF, IO, 5.02%, 2/20/2039 (i)	730	63
Series 2009-6, Class SH, IF, IO, 5.11%, 2/20/2039 (i)	448	20

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-31, Class TS, IF, IO, 5.37%, 3/20/2039 (i)	509	21
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	252	40
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	564	105
Series 2009-22, Class SA, IF, IO, 5.34%, 4/20/2039 (i)	1,274	116
Series 2009-35, Class ZB, 5.50%, 5/16/2039	10,831	11,379
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	159	20
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	213	35
Series 2009-43, Class SA, IF, IO, 5.02%, 6/20/2039 (i)	720	45
Series 2009-42, Class SC, IF, IO, 5.15%, 6/20/2039 (i)	981	91
Series 2009-64, Class SN, IF, IO, 5.23%, 7/16/2039 (i)	997	92
Series 2009-72, Class SM, IF, IO, 5.38%, 8/16/2039 (i)	1,123	113
Series 2009-104, Class AB, 7.00%, 8/16/2039	273	282
Series 2009-81, Class SB, IF, IO, 5.16%, 9/20/2039 (i)	1,935	230
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,006
Series 2009-106, Class AS, IF, IO, 5.53%, 11/16/2039 (i)	1,605	201
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,942
Series 2015-91, Class W, 5.26%, 5/20/2040 (i)	2,264	2,410
Series 2013-75, Class WA, 5.14%, 6/20/2040 (i)	626	661
Series 2011-137, Class WA, 5.60%, 7/20/2040 (i)	1,109	1,209
Series 2010-130, Class CP, 7.00%, 10/16/2040	2,030	2,239
Series 2010-157, Class OP, PO, 12/20/2040	2,160	1,880
Series 2011-75, Class SM, IF, IO, 5.67%, 5/20/2041 (i)	1,472	142
Series 2013-26, Class AK, 4.69%, 9/20/2041 (i)	1,504	1,572
Series 2014-188, Class W, 4.56%, 10/20/2041 (i)	1,566	1,610
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	1,808	1,850
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,435
Series 2012-141, Class WC, 3.71%, 1/20/2042 (i)	1,507	1,516
Series 2012-141, Class WB, 4.01%, 9/16/2042 (i)	942	961
Series 2014-41, Class W, 4.70%, 10/20/2042 (i)	1,620	1,677
Series 2013-54, Class WA, 4.89%, 11/20/2042 (i)	1,052	1,102
Series 2013-91, Class WA, 4.46%, 4/20/2043 (i)	1,345	1,364
Series 2019-78, Class SW, IF, IO, 5.17%, 6/20/2049 (i)	10,917	733
Series 2020-134, Class ST, IF, IO, 2.77%, 9/20/2050 (i)	53,995	2,708
Series 2012-H24, Class FA, 0.89%, 3/20/2060 (i)	159	158
Series 2012-H24, Class FG, 0.87%, 4/20/2060 (i)	75	74
Series 2013-H03, Class FA, 0.74%, 8/20/2060 (i)	4	4
Series 2011-H05, Class FB, 0.94%, 12/20/2060 (i)	1,316	1,310
Series 2011-H06, Class FA, 0.89%, 2/20/2061 (i)	1,450	1,443
Series 2012-H21, Class CF, 1.14%, 5/20/2061 (i)	94	94
Series 2011-H19, Class FA, 0.91%, 8/20/2061 (i)	1,438	1,432
Series 2012-H26, Class JA, 0.99%, 10/20/2061 (i)	20	20
Series 2012-H10, Class FA, 0.99%, 12/20/2061 (i)	12,348	12,310
Series 2012-H08, Class FB, 1.04%, 3/20/2062 (i)	3,170	3,162
Series 2013-H07, Class MA, 0.99%, 4/20/2062 (i)	9	9
Series 2012-H08, Class FS, 1.14%, 4/20/2062 (i)	4,104	4,101
Series 2012-H15, Class FA, 0.89%, 5/20/2062 (i)	—	—
Series 2012-H26, Class MA, 0.99%, 7/20/2062 (i)	38	38
Series 2012-H18, Class NA, 0.96%, 8/20/2062 (i)	786	784

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H28, Class FA, 1.02%, 9/20/2062 (i)	78	78
Series 2012-H29, Class FA, 0.95%, 10/20/2062 (i)	8,022	7,992
Series 2012-H24, Class FE, 1.04%, 10/20/2062 (i)	84	83
Series 2013-H02, Class HF, 0.74%, 11/20/2062 (i)	4	4
Series 2013-H01, Class JA, 0.76%, 1/20/2063 (i)	3,988	3,962
Series 2013-H01, Class FA, 1.65%, 1/20/2063	39	39
Series 2013-H04, Class SA, 0.86%, 2/20/2063 (i)	1,295	1,284
Series 2013-H08, Class FC, 0.89%, 2/20/2063 (i)	2,280	2,269
Series 2013-H07, Class HA, 0.85%, 3/20/2063 (i)	3,824	3,801
Series 2013-H09, Class HA, 1.65%, 4/20/2063	77	75
Series 2013-H14, Class FG, 0.91%, 5/20/2063 (i)	947	942
Series 2013-H14, Class FC, 0.91%, 6/20/2063 (i)	986	982
Series 2014-H01, Class FD, 1.09%, 1/20/2064 (i)	10,626	10,608
Series 2014-H05, Class FA, 1.13%, 2/20/2064 (i)	8,832	8,826
Series 2014-H06, Class HB, 1.09%, 3/20/2064 (i)	1,892	1,889
Series 2014-H09, Class TA, 1.04%, 4/20/2064 (i)	7,821	7,803
Series 2014-H10, Class TA, 1.04%, 4/20/2064 (i)	13,387	13,346
Series 2014-H11, Class VA, 0.94%, 6/20/2064 (i)	14,205	14,123
Series 2014-H15, Class FA, 0.94%, 7/20/2064 (i)	13,872	13,793
Series 2014-H17, Class FC, 0.94%, 7/20/2064 (i)	9,414	9,360
Series 2014-H19, Class FE, 0.91%, 9/20/2064 (i)	13,322	13,241
Series 2014-H20, Class LF, 1.04%, 10/20/2064 (i)	7,072	7,050
Series 2015-H02, Class FB, 0.94%, 12/20/2064 (i)	4,559	4,540
Series 2015-H03, Class FA, 0.94%, 12/20/2064 (i)	4,321	4,303
Series 2015-H07, Class ES, 0.71%, 2/20/2065 (i)	6,991	6,955
Series 2015-H05, Class FC, 0.92%, 2/20/2065 (i)	23,254	23,113
Series 2015-H06, Class FA, 0.92%, 2/20/2065 (i)	10,712	10,654
Series 2015-H08, Class FC, 0.92%, 3/20/2065 (i)	32,151	31,968
Series 2015-H10, Class FC, 0.92%, 4/20/2065 (i)	27,200	27,035
Series 2015-H12, Class FA, 0.92%, 5/20/2065 (i)	15,922	15,830
Series 2015-H15, Class FD, 0.88%, 6/20/2065 (i)	7,597	7,542
Series 2015-H15, Class FJ, 0.88%, 6/20/2065 (i)	11,629	11,550
Series 2015-H18, Class FA, 0.89%, 6/20/2065 (i)	8,144	8,098
Series 2015-H16, Class FG, 0.88%, 7/20/2065 (i)	12,971	12,878
Series 2015-H16, Class FL, 0.88%, 7/20/2065 (i)	18,465	18,335
Series 2015-H20, Class FA, 0.91%, 8/20/2065 (i)	11,548	11,474
Series 2015-H26, Class FG, 0.96%, 10/20/2065 (i)	3,461	3,444
Series 2015-H32, Class FH, 1.10%, 12/20/2065 (i)	7,811	7,800
Series 2016-H07, Class FA, 1.19%, 3/20/2066 (i)	33,274	33,301
Series 2016-H07, Class FB, 1.19%, 3/20/2066 (i)	8,395	8,402
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (i)	16,072	15,913
Series 2016-H26, Class FC, 1.44%, 12/20/2066 (i)	11,188	11,271
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (i)	50,107	3,593
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (i)	39,002	1,576
Series 2018-H09, Class FE, 0.34%, 6/20/2068 (i)	2,984	2,933
Series 2019-H20, Class ID, IO, 1.04%, 12/20/2069 (i)	20,490	1,506
Series 2020-H02, Class MI, IO, 1.09%, 1/20/2070 (i)	46,912	2,175
Series 2020-H05, IO, 1.16%, 3/20/2070 (i)	42,847	2,687

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H09, IO, 1.02%, 5/20/2070 (i)	49,453	2,769
Series 2020-H09, Class IC, IO, 1.30%, 5/20/2070 (i)	52,019	2,107
Series 2020-H09, Class CI, IO, 1.53%, 5/20/2070 (i)	44,930	1,834
Series 2020-H11, IO, 0.89%, 6/20/2070 (i)	27,431	1,736
Series 2020-H12, Class IJ, IO, 1.04%, 7/20/2070 (i)	39,143	2,967
Series 2020-H12, Class HI, IO, 1.64%, 7/20/2070 (i)	32,348	1,737
Series 2020-H15, IO, 1.11%, 8/20/2070 (i)	49,493	3,865
Goodgreen Trust, 5.00%, 10/20/2051 ‡	18,743	17,197
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 1.41%, 6/25/2034 (b) (i)	342	295
Series 2005-RP2, Class 1AF, 1.36%, 3/25/2035 (b) (i)	582	564
Series 2005-RP3, Class 1AF, 1.36%, 9/25/2035 (b) (i)	3,970	3,456
Series 2005-RP3, Class 1AS, IO, 3.49%, 9/25/2035 ‡ (b) (i)	2,926	136
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	56	55
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	276	270
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	196	196
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	208	206
Series 2005-5F, Class 8A3, 1.51%, 6/25/2035 (i)	98	98
Series 2005-AR6, Class 3A1, 3.00%, 9/25/2035 (i)	27	26
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	498	493
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	140	239
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,626	948
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (b) (e)	16,676	16,530
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (i)	30,000	29,829
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 4.08%, 10/25/2034 ‡ (b) (i)	9,350	9,282
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (b) (e)	26,555	25,964
Impac CMB Trust Series 2005-4, Class 2A1, 1.61%, 5/25/2035 (i)	707	655
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	347	301
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1.71%, 5/25/2036 (i)	462	435
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (i)	927	918
Series 2004-A3, Class 4A1, 2.76%, 7/25/2034 (i)	27	27
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (i)	1,798	1,835
Series 2006-A3, Class 6A1, 2.70%, 8/25/2034 (i)	293	288
Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (i)	105	100
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	38
Series 2005-A1, Class 3A4, 2.69%, 2/25/2035 (i)	307	296
Series 2007-A1, Class 5A1, 2.42%, 7/25/2035 (i)	218	215
Series 2007-A1, Class 5A2, 2.42%, 7/25/2035 (i)	87	86
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (b) (e)	7,367	7,323
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (b) (e)	10,470	10,342
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	21,937	21,261
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (i)	363	267
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	104	88

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,996	803
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	10,420	10,397
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (i)	520	507
Series 2004-3, Class 4A2, 2.28%, 4/25/2034 (i)	164	157
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (i)	71	68
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4	4
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	2
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	195	190
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	116	114
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,134	1,099
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	201	198
Series 2004-6, Class 30, PO, 7/25/2034 ‡	129	100
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	99	96
Series 2004-7, Class 30, PO, 8/25/2034 ‡	101	79
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	71	54
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033 ‡	9	8
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	67	65
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	179	178
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	91	85
Series 2004-1, Class 30, PO, 2/25/2034 ‡	10	7
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 1.36%, 5/25/2035 (b) (i)	5,894	3,263
Series 2006-2, Class 1A1, 4.03%, 5/25/2036 (b) (i)	644	562
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	94	76
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1.63%, 10/25/2028 (i)	328	315
Series 2003-F, Class A1, 1.65%, 10/25/2028 (i)	624	599
Series 2004-A, Class A1, 1.47%, 4/25/2029 (i)	116	110
Series 2004-C, Class A2, 0.94%, 7/25/2029 (i)	200	196
Series 2003-A5, Class 2A6, 2.14%, 8/25/2033 (i)	121	117
Series 2004-A4, Class A2, 2.87%, 8/25/2034 (i)	314	306
Series 2004-1, Class 2A1, 2.17%, 12/25/2034 (i)	332	321
Series 2005-A2, Class A1, 2.82%, 2/25/2035 (i)	568	552
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.36%, 6/25/2037 (i)	320	291
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (b) (i)	45,863	43,954
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.22%, 10/25/2019 (i)	62	58
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (i)	840	840
MRA Issuance Trust
Series 2021-EBO2, Class A, 2.84%, 4/1/2022 (b) (i)	102,200	101,239
Series 2021-EBO5, Class A1Y, 1.83%, 2/15/2023 (b) (i)	28,700	27,934
Series 2021-EBO5, Class A1X, 2.03%, 2/15/2023 (b) (i)	82,300	80,338
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (i)	82,300	81,251
Series 2021-EBO7, Class A1Y, 2.86%, 2/15/2023 (b) (i)	28,700	28,333

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 1.35%, 6/15/2030 (i)	682	655
Series 2000-TBC3, Class A1, 1.31%, 12/15/2030 (i)	171	164
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	310	281
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69	70
Series 2003-A1, Class A1, 5.50%, 5/25/2033	19	18
Series 2003-A1, Class A2, 6.00%, 5/25/2033	70	70
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	25,457	25,457
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026 ‡	40,900	40,900
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (e)	22,999	22,410
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	281	279
Progress Residential Trust Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	45,005
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (i)	48,069	45,808
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	59,813	56,994
RALI Trust
Series 2002-QS16, Class A3, IF, 14.52%, 10/25/2017 (i)	1	1
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2003-QS12, Class A2A, IF, IO, 6.59%, 6/25/2018 ‡ (i)	—	—
Series 2005-QA6, Class A32, 4.05%, 5/25/2035 (i)	708	459
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	84	73
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	36	22
Repo Buyer Series 2019-PC, Zero Coupon, 5/14/2022	20,502	20,502
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12
RFMSI Trust Series 2005-SA4, Class 1A1, 2.28%, 9/25/2035 (i)	7	7
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	13,782	13,506
SART
Series 2017-1, 4.75%, 7/15/2024	13,538	13,530
Series 2019-1RRA, 3.25%, 10/15/2024 ‡	2,385	2,387
SART CRR (Italy)
Series 4A, 2.51%, 10/15/2024 ‡	6,077	5,997
Series 2A, 2.75%, 4/15/2026 ‡	4,096	4,097
Series 3, 2.50%, 7/15/2027 ‡	6,428	6,421
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	10,892	10,815
Series 2017-4, Class MT, 3.50%, 6/25/2057	31,941	31,518
Series 2018-4, Class MA, 3.50%, 3/25/2058	12,918	12,931
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,561	12,353
Series 2019-1, Class MT, 3.50%, 7/25/2058	43,099	42,413
Series 2019-1, Class M55D, 4.00%, 7/25/2058	25,218	25,400
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,447	24,876
Series 2020-1, Class M55G, 3.00%, 8/25/2059	39,218	37,990
Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	54,431	49,620
Series 2022-1, Class MTU, 3.25%, 11/25/2061 ‡	76,877	74,102
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	10,213	10,284
Sequoia Mortgage Trust
Series 2004-8, Class A2, 1.51%, 9/20/2034 (i)	590	581

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-8, Class A1, 1.63%, 9/20/2034 (i)	463	427
Series 2004-10, Class A1A, 1.55%, 11/20/2034 (i)	218	204
Series 2004-11, Class A1, 1.53%, 12/20/2034 (i)	585	544
Series 2004-12, Class A3, 0.63%, 1/20/2035 (i)	582	552
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	7,555
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	16,403	16,391
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 1.59%, 10/19/2034 (i)	560	539
Series 2005-AR5, Class A3, 1.43%, 7/19/2035 (i)	1,974	1,869
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.17%, 2/25/2034 (e)	1,076	1,029
Series 2005-RF3, Class 1A, 1.36%, 6/25/2035 (b) (i)	436	407
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.09%, 11/25/2033 (i)	86	86
Series 2003-37A, Class 2A, 2.24%, 12/25/2033 (i)	778	766
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 1.65%, 9/25/2043 (i)	1,297	1,271
Series 2004-4, Class 3A, 1.90%, 12/25/2044 (i)	837	809
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (b) (e)	28,565	27,742
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (i)	100,377	91,587
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,674
Two Harbors Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (i)	102,150	102,150
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	141	143
Series 1994-1, Class 1, 4.94%, 2/15/2024 (i)	101	102
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	313	321
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	374	396
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	160	169
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	550	585
Series 1998-1, Class 2E, 7.00%, 3/15/2028	382	399
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (i)	47,353	47,145
VMD Series 2021-Senior, IO, 5.50%, 9/5/2024 ‡	76,000	74,860
vMobo, Inc., 7.50%, 5/31/2024	40,750	41,545
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 14.70%, 6/25/2033 (i)	75	77
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	179	174
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	333	332
Series 2003-AR7, Class A7, 2.39%, 8/25/2033 (i)	316	303
Series 2003-AR9, Class 2A, 2.38%, 9/25/2033 (i)	199	190
Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (i)	1,795	1,734
Series 2003-S9, Class P, PO, 10/25/2033 ‡	13	11
Series 2003-AR11, Class A6, 2.52%, 10/25/2033 (i)	875	847
Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,130	1,092
Series 2004-AR3, Class A1, 3.05%, 6/25/2034 (i)	368	356
Series 2004-AR3, Class A2, 3.05%, 6/25/2034 (i)	473	457
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	747	733

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	57	57
Series 2006-AR10, Class 2P, 2.77%, 9/25/2036 ‡ (i)	48	46
Series 2006-AR8, Class 1A2, 2.84%, 8/25/2046 (i)	270	257
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	46	33
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	410	393
Series 2005-2, Class 2A3, IF, IO, 3.99%, 4/25/2035 ‡ (i)	845	67
Series 2005-2, Class 1A4, IF, IO, 4.04%, 4/25/2035 ‡ (i)	3,357	251
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,170	1,110
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,200	189
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	171	153
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	97	90
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	19	15
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	106	91
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	61	57
Total Collateralized Mortgage Obligations (Cost $3,395,831)		3,308,244
Commercial Mortgage-Backed Securities — 7.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (b) (i)	21,000	19,965
Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (b) (i)	13,399	12,624
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,026
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (i)	7,700	6,577
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	3,084
Series 2016-FR13, Class A, 0.60%, 8/27/2045 (b) (i)	9,619	9,602
Series 2015-FR11, Class AK25, 2.31%, 9/27/2045 (b) (i)	7,484	7,419
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	45,754
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (i)	37,980	—
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.95%, 2/28/2025 (b)	13,760	12,714
Series 2021-FRR1, Class BKW1, 1.72%, 1/29/2026 ‡ (b)	14,340	12,693
Series 2021-FRR1, Class AKW1, 2.08%, 1/29/2026 (b)	16,010	14,597
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b)	14,570	12,993
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	16,616
Series 2021-FRR1, Class AK58, 2.41%, 9/29/2029 (b)	28,730	25,540
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (i)	772	—
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,488
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (i)	53,745	51,380
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (i)	6,150	6,092
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,178
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (b)	14,250	13,364
Series 2012-CR2, Class XA, IO, 1.43%, 8/15/2045 ‡ (i)	7,025	—
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,824

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,200
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,520
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 ‡ (b) (i)	15,621	—
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,489	29,534
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 (b) (i)	4,929	4,837
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,486
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	14,288
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (i)	4,000	3,739
FHLMC Multi-Family WI Certificates
Series K137, Class AM, 1.98%, 2/25/2032	29,800	26,100
Series K138, Class AM, 1.89%, 3/25/2032	22,150	19,059
Series K145, Class A2, 2.58%, 7/25/2032 (b)	40,795	37,581
Series K145, Class AM, 2.58%, 7/25/2032 (b)	42,900	39,451
Series K146, Class A2, 2.92%, 7/25/2032	27,100	25,723
Series K146, Class AM, 2.92%, 7/25/2032	27,000	25,606
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	1,620	1,621
Series KS01, Class A2, 2.52%, 1/25/2023	4,832	4,832
Series KSMC, Class A2, 2.62%, 1/25/2023	16,500	16,531
Series K038, Class A2, 3.39%, 3/25/2024	20,914	21,074
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	32,351
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,295
Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	13,313	12,933
Series KJ17, Class A2, 2.98%, 11/25/2025	19,961	19,893
Series K052, Class A2, 3.15%, 11/25/2025	23,597	23,616
Series K737, Class AM, 2.10%, 10/25/2026	24,520	23,326
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	20,027
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,659
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,125
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	17,347
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,811
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	18,968
Series W5FX, Class AFX, 3.21%, 4/25/2028 (i)	21,769	21,639
Series K081, Class A2, 3.90%, 8/25/2028 (i)	13,531	13,948
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	12,350
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,258
Series K088, Class A2, 3.69%, 1/25/2029	355	363
Series K115, Class XAM, IO, 1.55%, 7/25/2030 (i)	44,581	4,683
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (i)	21,865	1,792
Series K142, Class A2, 2.40%, 3/25/2032	58,400	53,307
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,875
Series Q013, Class APT2, 1.18%, 5/25/2050 (i)	14,815	13,613
FNMA ACES
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	2,784	2,776
Series 2013-M13, Class A2, 2.55%, 4/25/2023 (i)	853	849
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	6,994	7,063

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	6,366	6,422
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	7,443	7,434
Series 2015-M1, Class A2, 2.53%, 9/25/2024	9,390	9,253
Series 2015-M7, Class A2, 2.59%, 12/25/2024	5,058	5,010
Series 2015-M2, Class A3, 3.01%, 12/25/2024 (i)	8,561	8,563
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	9,720	9,643
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	58,246	57,469
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	94,285
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (i)	8,779	8,565
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	55,663	55,305
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	32,370	32,133
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (i)	35,456	35,506
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (i)	10,000	9,942
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (i)	22,000	21,689
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (i)	23,310	23,203
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (i)	95,302	94,600
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (i)	32,076	32,083
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (i)	45,168	45,380
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (i)	34,615	35,231
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	8,943	8,196
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (i)	50,318	5,053
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (i)	7,457	7,407
Series 2019-M7, Class A2, 3.14%, 4/25/2029	40,512	39,994
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	14,343
Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	43,013
Series 2018-M3, Class A2, 3.08%, 2/25/2030 (i)	17,787	17,551
Series 2020-M50, Class A1, 0.67%, 10/25/2030	20,802	19,239
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	10,973
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (i)	192,158	18,179
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	40,500	34,903
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	24,047	23,294
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (i)	150,182	17,445
Series 2019-M10, Class X, IO, 0.93%, 5/25/2049 (i)	88,899	5,434
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (i)	27,500	27,249
Series 2018-KSL1, Class B, 3.83%, 11/25/2025 (b) (i)	10,011	9,442
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (i)	5,645	5,201
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (b) (i)	13,500	11,944
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (b) (i)	5,000	4,763
Series 2015-K44, Class B, 3.72%, 1/25/2048 (b) (i)	769	759
Series 2015-K45, Class B, 3.61%, 4/25/2048 (b) (i)	11,025	10,892
Series 2015-K47, Class B, 3.59%, 6/25/2048 (b) (i)	5,000	4,934
Series 2015-K51, Class B, 3.95%, 10/25/2048 (b) (i)	10,000	9,883
Series 2016-K56, Class B, 3.94%, 6/25/2049 (b) (i)	8,451	8,349
Series 2016-K722, Class B, 3.89%, 7/25/2049 (b) (i)	21,565	21,639
Series 2017-K67, Class B, 3.95%, 9/25/2049 (b) (i)	8,500	8,284
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (i)	8,000	7,901
Series 2017-K63, Class B, 3.88%, 2/25/2050 (b) (i)	20,000	19,542

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (i)	6,000	5,556
Series 2019-K90, Class B, 4.31%, 2/25/2052 (b) (i)	8,500	8,481
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (i)	10,000	9,572
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	35,456
INVH Series 2021-SFR12.50%, 1/25/2024 ‡	35,000	35,000
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.10%, 12/27/2046 (b) (i)	14,610	14,135
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡ (b) (i)	7,042	—
Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043 ‡ (i)	6,940	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	7,150	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,671
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.98%, 4/15/2038 ‡ (b) (i)	15,700	14,914
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	36,885
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	81,600	74,285
Pendoor Proper 0.00%, 2/15/2026 ‡	68,650	67,449
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,403
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	24,215	21,938
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	58,622
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,507
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,349
Series 2012-C2, Class XA, IO, 1.04%, 5/10/2063 ‡ (b) (i)	14,940	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	2,171	2,167
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (b) (i)	2,721	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,684
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.23%, 3/15/2045 (b) (i)	2,500	2,418
Total Commercial Mortgage-Backed Securities (Cost $2,470,435)		2,396,593
Foreign Government Securities — 0.5%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,898
3.45%, 2/2/2061 (b)	4,399	3,508
Republic of Chile, 2.55%, 1/27/2032	9,568	8,443
Republic of Panama
3.16%, 1/23/2030	8,850	8,163
4.50%, 4/16/2050	5,100	4,486
Republic of Peru, 5.63%, 11/18/2050	737	818
Republic of South Africa, 5.88%, 9/16/2025	3,502	3,611
United Arab Emirates Government Bond, 2.88%, 10/19/2041 (b)	15,748	13,143
United Mexican States
4.13%, 1/21/2026	5,155	5,232
3.75%, 1/11/2028	22,959	22,569
2.66%, 5/24/2031	20,674	17,873
3.50%, 2/12/2034	6,211	5,463
4.75%, 3/8/2044	3,906	3,513
4.60%, 1/23/2046	15,089	13,112
4.35%, 1/15/2047	4,228	3,528

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
4.60%, 2/10/2048	1,928	1,660
4.40%, 2/12/2052	14,965	12,346
3.77%, 5/24/2061	11,682	8,405
5.75%, 10/12/2110	5,118	4,706
Total Foreign Government Securities (Cost $170,378)		149,477
U.S. Government Agency Securities — 0.4%
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,551
2.08%, 11/1/2024 (a)	5,000	4,646
5.50%, 9/18/2033	6,771	8,170
Resolution Funding Corp. STRIPS
DN, 3.25%, 1/15/2030 (a)	30,700	23,995
DN, 2.88%, 4/15/2030 (a)	26,456	20,604
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	38,910
5.50%, 6/15/2038	493	580
4.63%, 9/15/2060	4,157	4,674
4.25%, 9/15/2065	2,604	2,743
Tennessee Valley Authority STRIPS
DN, 4.27%, 11/1/2025 (a)	17,495	15,914
DN, 5.97%, 7/15/2028 (a)	3,119	2,559
DN, 3.87%, 12/15/2028 (a)	3,500	2,833
DN, 5.32%, 6/15/2035 (a)	2,242	1,359
Total U.S. Government Agency Securities (Cost $137,292)		134,538
Municipal Bonds — 0.4%
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C , Rev. , 6.58% , 5/15/2039 (k)	2,940	3,402
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120 (k)	21,120	15,554
State of California, Various Purpose GO, 7.30%, 10/1/2039 (k)	2,400	3,159
Total California		22,115
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D , Rev. , 5.60% , 3/15/2040 (k)	2,240	2,500
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040 (k)	10,965	12,559
Series 165, Rev., 5.65%, 11/1/2040 (k)	3,780	4,329
Series 174, Rev., 4.46%, 10/1/2062 (k)	17,925	17,835
Total New York		37,223
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050 (k)	11,725	15,382
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev. , 2.88% , 11/1/2050 (k)	4,675	3,370
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev. , AGM , 3.76% , 6/1/2042 (k)	16,870	14,783
Ohio State University (The), General Receipts
Series 2016A , Rev. , 4.05% , 12/1/2056 (k)	3,478	3,294

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2011-A , Rev. , 4.80% , 6/1/2111 (k)	9,576	9,486
Ohio University, General Receipts, Federally Taxable Rev. , 5.59% , 12/1/2114 (k)	5,822	5,816
Total Ohio		52,131
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051 (k)	11,130	8,577
Total Municipal Bonds (Cost $127,302)		120,046
Loan Assignments — 0.2% (d) (l)
Diversified Financial Services — 0.2%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $58,626)	57,975	58,627
	SHARES (000)
Short Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (m) (n) (Cost $1,376,713)	1,376,667	1,377,080
Total Investments — 103.5% (Cost $37,049,124)		34,868,882
Liabilities in Excess of Other Assets — (3.5)%		(1,180,202)
NET ASSETS — 100.0%		33,688,680

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(j)	Defaulted security.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,287,976	$1,128,323	$3,416,299
Collateralized Mortgage Obligations	—	2,710,928	597,316	3,308,244
Commercial Mortgage-Backed Securities	—	2,139,722	256,871	2,396,593
Corporate Bonds	—	8,571,463	—	8,571,463
Foreign Government Securities	—	149,477	—	149,477
Loan Assignments	—	58,627	—	58,627
Mortgage-Backed Securities	—	5,842,741	—	5,842,741
Municipal Bonds	—	120,046	—	120,046
U.S. Government Agency Securities	—	134,538	—	134,538
U.S. Treasury Obligations	—	9,493,774	—	9,493,774
Short-Term Investments
Investment Companies	1,377,080	—	—	1,377,080
Total Investments in Securities	$1,377,080	$31,509,292	$1,982,510	$34,868,882
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$781,986	$—	$(38,018)	$(452)	$86,863	$(39,502)	$446,865	$(78,193)	$(31,226)	$1,128,323
Collateralized Mortgage Obligations	669,441	—	(11,493)	(351)	41,480	(56,979)	—	(76,008)	31,226	597,316
Commercial Mortgage-Backed Securities	217,967	—	(7,272)	(11)	68,653	—(b)	—	(22,466)	—	256,871
Total	$1,669,394	$—	$(56,783)	$(814)	$196,996	$(96,481)	$446,865	$(176,667)	$—	$1,982,510

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(56,663).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$895,422	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.91%)
			Constant Default Rate	0.00% - 4.92% (5.52%)
			Yield (Discount Rate of Cash Flows)	3.35% - 7.21% (5.56%)

Asset-Backed Securities	895,422
	149,549	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (92.10%)
			Constant Default Rate	0.00% - 6.69% (0.58%)
			Yield (Discount Rate of Cash Flows)	2.87% - 27.37% (4.07%)

Collateralized Mortgage Obligations	149,549
	141,730	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.25% - 9.51% (6.94%)

Commercial Mortgage-Backed Securities	141,730
Total	1,186,701

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $ 795,809. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$1,584,083	$2,894,353	$3,101,337	$(67)	$48	$1,377,080	1,376,667	$1,370	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.